Registration Nos. 33-83412
                                                                        811-8736
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------


                         POST-EFFECTIVE AMENDMENT NO.
                                       to
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT K
                              (Exact Name of Trust)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                (Complete Address of Principal Executive Offices)

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)


                                    Copy to:
                                   Steve Roth
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004


                                  ------------

     It is proposed that this filing will become effective (check appropriate box):

          |_|  immediately upon filing pursuant to paragraph (b), or


          |X|  on May 1, 2002 pursuant to paragraph (b)


          |_| 60 days after filing pursuant to paragraph (a)(i), or |_| on (date) pursuant to paragraph (a)(i) of Rule 485

     If appropriate, check the following box:

          |_| this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                  ------------


     The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 25, 2002.


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

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

N-8B-2 Item                         Heading in Prospectus
-----------                         ---------------------
1,2,3,51(a).....................    Cover Page; Summary
4...............................    Distribution of the policy and other
                                    contractual arrangements
5...............................    Summary
6(a)............................    The variable investment options
6(b)............................    The variable investment options
7...............................    Not Applicable
8...............................    Financial Statements of the Guardian
                                    Separate Account K
9...............................    Legal proceedings
10(a),(b).......................    Partial withdrawals; Your right to cancel
                                    your policy; Surrendering your policy
10(d)...........................    Fixed benefit insurance during the
                                    first 24 months; Transfers between the
                                    investment options; Dollar cost averaging
                                    transfer option; Decreasing the face amount
10(e)...........................    Premiums (default; Grace Period;
                                    Reinstating your policy)
10(f)...........................    Voting rights
10(g),(h).......................    Rights Reserved by GIAC
10(i),44(a),51(g)...............    Premiums; Benefits and Policy Values; Policy
                                    proceeds
11..............................    The variable investment options
12..............................    The variable investment options
13(a),(b),(c),51(g).............    Premiums, deductions and charges
13(d),(g).......................    Not Applicable
13(e),(f).......................    Deductions and charges; Distribution of the
                                    policy and other contractual arrangements
14..............................    Issuing the policy
15..............................    Premiums (How your premiums are allocated;
                                    Crediting payments)
16..............................    Premiums (How your premiums are allocated;
                                    Transfers between the investment options);
                                    Dollar cost averaging transfer option;
                                    Policy loans
17..............................    Surrendering your policy; Partial
                                    withdrawals; Your right to cancel your
                                    policy; Policy proceeds
18..............................    The variable investment options
19..............................    Communications from GIAC
20..............................    Not Applicable
21(a),(b).......................    Policy Loans; Premiums (Automatic Premium
                                    Loan); Policy proceeds
21(c),22,23.....................    Not Applicable
24..............................    Policy value options; Payment options;
                                    Limits to GIAC's Right to Challenge a
                                    Policy; Other Information
25,27,29,48.....................    Summary
26..............................    Not Applicable
28..............................    GIAC's Management
30,31,32,33,34,35,36,37.........    Not Applicable
38,39,41(a).....................    Distribution of the Policy and other
                                    contractual arrangements
40..............................    The variable investment options (The Funds'
                                    investment advisers)
41(b),(c),42,43.................    Not Applicable
44(a)...........................    Premiums; Benefits and policy values
44(b)...........................    Exhibits
44(c)...........................    Premiums
45..............................    Not Applicable
46(a),47........................    Benefits and policy values (Amounts in the
                                    Separate Account; Net investment factor);
                                    Policy proceeds
46(b)...........................    Not Applicable
49,50...........................    Not Applicable
51(b)...........................    Cover Page
51(c),(d).......................    Death benefit options; Deductions and
                                    charges (Cost of Insurance Charge)
51(e),(f).......................    The Policyowner; The Beneficiary
51(h),(i),(j)...................    Not Applicable
52(a),(c).......................    Rights Reserved by GIAC
52(b),(d).......................    Not Applicable
53(a)...........................    GIAC's Taxes
53(b),54,55,56,57,58............    Not Applicable
59..............................    Financial Statements of the Guardian
                                    Separate Account K

May 1, 2002


PARK AVENUE LIFE PROSPECTUS

PARK AVENUE LIFE is a variable whole life insurance policy with modified scheduled premiums. It provides lifetime insurance protection with a guaranteed minimum death benefit until the policy anniversary nearest the insured's 100th birthday that at least equals the face amount if policy premiums are paid when due or skipped under the Premium Skip Option, no partial withdrawals are made and there is no policy debt.

--------------------------------------------------------------------------------

The minimum death benefit may grow under certain circumstances. Premiums are guaranteed for 10 years, or until the policy anniversary nearest the insured's 70th birthday if this is later. It offers you flexibility in deciding how your premiums are invested, but you bear the risk of investment losses for any premiums or cash values allocated to the variable investment options. A prospective purchaser should evaluate the need for life insurance and the policy's long term investment potential before buying a policy. In addition, it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy. Your policy has the potential to generate an increased cash value, while deferring your taxes on this growth. However, no cash value is guaranteed, and you must make premium payments to keep the policy in force. Variable life insurance is not a short-term investment. The policy is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC), a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life) through its Separate Account K (Separate Account). Our offices are located at 7 Hanover Square, New York, New York 10004.

This prospectus sets forth information that you should know about the policy before investing, and you should retain it for future reference. It must be accompanied by the current prospectuses for:

o The Guardian Variable Contract Funds, Inc.
  -- The Guardian Stock Fund
  -- The Guardian VC Asset Allocation Fund
  -- The Guardian VC 500 Index Fund
o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.
  -- The Guardian Small Cap Stock Fund
  -- Baillie Gifford International Fund
  -- Baillie Gifford Emerging Markets Fund
o Value Line Centurion Fund
o Value Line Strategic Asset Management Trust
o Gabelli Capital Series Fund, Inc.
  -- Gabelli Capital Asset Fund
o MFS(R) Variable Insurance Trust(SM) (Initial Class)
  -- MFS Emerging Growth Series
  -- MFS Total Return Series
  -- MFS Investors Trust Series (formerly MFS Growth With Income Series) -- MFS Bond Series
  -- MFS New Discovery Series
  -- MFS Research Series
o American Century Variable Portfolios, Inc. (Original Class)
  -- American Century VP Value Fund
  -- American Century VP International Fund

o AIM Variable Insurance Funds

  -- AIM V.I. Capital Appreciation Fund
  -- AIM V.I. Global Utilities Fund

  -- AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)

o Fidelity Variable Insurance Products Fund (Initial Class) (Fidelity VIP) -- Fidelity VIP Equity-Income Portfolio
  -- Fidelity VIP High Income Portfolio

  -- Fidelity VIP Contrafund(R) Portfolio
  -- Fidelity VIP Index 500 Portfolio
  -- Fidelity VIP Growth Opportunities Portfolio

o Janus Aspen Series (Institutional Shares)
  -- Janus Aspen Aggressive Growth Portfolio
  -- Janus Aspen Capital Appreciation Portfolio
  -- Janus Aspen Growth Portfolio
  -- Janus Aspen Worldwide Growth Portfolio

o Alliance Variable Products Series Fund, Inc. (Class B)
  -- Alliance Growth & Income Portfolio
  -- Alliance Premier Growth Portfolio
  -- Alliance Technology Portfolio
  -- AllianceBernstein Value Portfolio


All funds may not be available in your state. Ask your registered representative for further information about availability.

These funds correspond to the policy's variable investment options. You can also allocate premiums to a fixed-rate option. Special limits apply to transfers out of the fixed-rate option.

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These securities have not been approved or disapproved by the Securities and
Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.


The Securities and Exchange Commission has a Web site (http://www.sec.gov) that you may visit to view this prospectus and other information.


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

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CONTENTS
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Summary ..................................................................     1

About the Park Avenue Life Policy ........................................    13
- Issuing the policy .....................................................    13
- The Policyowner ........................................................    14
- The Beneficiary ........................................................    14

Benefits and policy values ...............................................    15
- Death benefit options ..................................................    15
- Minimum death benefit ..................................................    16
- The variable insurance amount ..........................................    16
- Changing your death benefit option .....................................    16

- Paying the death benefit ...............................................    17

- Policy values ..........................................................    17

Premiums, deductions and charges .........................................    20
- Premiums ...............................................................    20
- Deductions and charges .................................................    28

Your allocation options ..................................................    39
- The variable investment options ........................................    39
- The fixed-rate option ..................................................    47

Special features of your policy ..........................................    48
- Policy loans ...........................................................    48
- Decreasing the face amount .............................................    50
- Partial withdrawals ....................................................    51
- Surrendering your policy ...............................................    53
- Transfers between the investment options ...............................    54
- Transfers from the fixed-rate option ...................................    55
- Dollar cost averaging transfer option ..................................    56
- Policy proceeds ........................................................    57
- Policy value options ...................................................    58
- Fixed-benefit insurance during the first 24 months .....................    60
- Payment options ........................................................    61

Tax considerations .......................................................    63
- Tax status of the policy ...............................................    63
- Treatment of policy proceeds ...........................................    64
- Exchanges ..............................................................    65
- Policy changes .........................................................    65
- Estate and generation skipping transfer taxes ..........................    66
- Other tax consequences .................................................    66

- Tax Shelter Regulations ................................................    66
- Alternative Minimum Tax ................................................    66

- Possible tax law changes ...............................................    67
- GIAC's taxes ...........................................................    67
- Income tax withholding .................................................    67

Rights and responsibilities ..............................................    68
- Assigning the rights to your policy ....................................    68
- Voting rights ..........................................................    68
- Limits to GIAC's right to challenge a policy ...........................    69
- Rights reserved by GIAC ................................................    70
- Your right to cancel your policy .......................................    71

Other information ........................................................    72
- Distribution of the policy and other contractual arrangements ..........    72
- Communications we'll send you ..........................................    73

- Telephone and electronic services ......................................    73

- Special provisions for group or sponsored arrangements .................    74
- Legal considerations for employers .....................................    75
- Advertising practices ..................................................    75
- Legal proceedings ......................................................    76
- Legal matters ..........................................................    76
- Registration statement .................................................    76

- Financial Statements ...................................................    76

- Financial and actuarial experts ........................................    76
- GIAC's management ......................................................    77

Special terms used in this prospectus ....................................    79


Financial Statements of The Guardian Separate Account K ..................    84

Consolidated Financial Statements of
The Guardian Insurance & Annuity Company, Inc ............................   124

Appendices A to C ........................................................   141


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The Park Avenue Life policy may not be available in all states or jurisdictions.
This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC.

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

                       This page intentionally left blank

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SUMMARY
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THIS SUMMARY outlines the principal features of your Park Avenue Life variable life insurance policy. It is qualified by the detailed explanation which follows and the terms of your Park Avenue Life policy. We deliver this prospectus with a copy of the prospectuses for each of the mutual funds corresponding to the variable investment options in which you may invest your Park Avenue Life premiums.

      Please read this prospectus and the fund prospectuses carefully before investing.

--------------------------------------------------------------------------------

      Terms we've used
--------------------------------------------------------------------------------
      In this document, we, us, and our refer to The Guardian Insurance & Annuity Company, Inc., and you and your refer to the policyowner. You can find definitions of special terms used in this prospectus at the end of this document. We've used italic script to highlight these terms the first time they appear in the text.

WHAT IS VARIABLE LIFE INSURANCE AND HOW DOES IT WORK?

Variable life insurance is intended to provide two important benefits:

o     a death benefit that is not taxable to your beneficiary, and

o     a cash value that can grow, with taxes on the growth being deferred.

You allocate your net premium payments (the amount that remains after we deduct premium charges from your basic scheduled premium) and cash value among the variable investment options and the fixed-rate option. Most of these options provide variable returns. That's why it's called variable life insurance.

If the investment options that you choose perform well, the cash value of your policy will increase, and the death benefit may also increase. As a variable life insurance policyowner, however, you bear the risk of investment losses to the extent that your cash values are invested in the variable options. Your policy has no guaranteed cash value.

WHO CAN BUY A PARK AVENUE LIFE POLICY?

You can buy a Park Avenue Life policy if:

o     you live in a state or jurisdiction where we offer the policy, and

o the person being insured is under age 80 and meets our insurance requirements.

If you already own a fixed-benefit insurance policy from us or our parent company, Guardian Life, you may be able to buy a Park Avenue Life policy without meeting our insurance requirements by exchanging your present policy. You may also convert it to a Park Avenue Life policy if your fixed-benefit policy includes the appropriate riders. In this case you may have to meet minimal insurance requirements.


                                                                   -------------
SUMMARY                                                            PROSPECTUS  1
                                                                   -------------

Consult your legal or tax adviser about the consequences of exchanging your existing policy for a Park Avenue Life policy. See the sections in this prospectus called Deductions and charges, Tax considerations, and Special provisions for group or sponsored arrangements.

      Benefits
--------------------------------------------------------------------------------
      There are two types of insurance benefits available through this policy: death benefits and rider benefits. We pay death benefits to the beneficiary named in the policy when we receive proof that the insured has died while the policy was in force. Rider benefits offer special optional coverage in addition to the death benefit.

WHAT ARE THE BENEFITS UNDER YOUR POLICY?

There are two types of insurance benefits available through this policy: death benefits and rider benefits. We pay death benefits to the beneficiary named in the policy when we receive proof that the insured has died while the policy was in force. Rider benefits offer special optional coverage in addition to the death benefit. The rider benefits you choose will determine the additional amount, if any, that's paid to the beneficiary.

Death benefits

You have a choice of two death benefit options with this policy:

o under Option 1, the death benefit will at least equal your policy's face amount when the insured dies, or

o under Option 2, the death benefit is a variable amount that may grow beyond the face amount if your policy account value increases and exceeds your policy's benchmark value shown in your policy. The benchmark value is a measure we use to assess the adequacy of the funding in your policy over time. For an explanation see Special terms used in this prospectus. Under this option the death benefit will also at least equal your policy's face amount.

You may choose either of these options until the policy anniversary (the anniversary each year of the date your policy was issued) closest to the insured's 100th birthday. On or after this date, the death benefit will be the policy account value.

You can change your policy's death benefit option once in a policy year, after your policy has been in force for one year, and as long as the insured is still living. If you are changing from Option 1 to Option 2, you will need to prove that the insured meets our insurance requirements. For more information see Death benefit options.


-------------
2  PROSPECTUS                                                            SUMMARY
-------------

Rider benefits

Riders are a way to add to the coverage offered by your policy. The following riders are offered under this policy. They are subject to GIAC's insurance and policy issuing requirements, and all may not be available in all states:

o     waiver of premium

o     accidental death benefit

o     adjustable renewable term insurance.

Premiums for any rider benefits you buy will be included in your policy premiums, but are not allocated to the variable investment or fixed-rate options. Riders have no cash value.

HOW MUCH DO WE PAY OUT IF THE INSURED DIES?

The amount we pay when the insured dies is:

o the proceeds of the death benefit option in place at the time of the insured's death, minus

o any outstanding policy loans, plus accrued interest, and any policy premiums that are due, plus

o     the extra insurance provided by any riders included in your policy, plus

o any premiums or other charges that you have paid to provide coverage after the policy month in which the insured dies.

We pay these benefits in a lump sum, or under one of the options described in Payment options.

HOW MUCH DO YOU HAVE TO PAY IN PREMIUMS?

Premiums are the payments you make to buy and keep your insurance in force. There are several types of premiums associated with your Park Avenue Life policy, which together form your policy premium. They are:


                                                                   -------------
SUMMARY                                                            PROSPECTUS  3
                                                                   -------------

o The basic scheduled premium that you must pay each year in exchange for life insurance coverage. This basic scheduled premium is based on your policy's face amount, the insured's age and premium class. It's also based on the insured's sex except in states where gender-neutral rates are required by law.

o Your basic scheduled premium will not increase during the guaranteed premium period. It may decrease however, if you reduce the face amount. After the guaranteed premium period, we will review your policy each year to determine if your basic scheduled premium should change. If we do change your basic scheduled premium, it will never be higher than the maximum basic scheduled premium shown in your policy. Nor will it be lower than the basic scheduled premium during your policy's guaranteed premium period, unless you reduce the face amount. See Basic scheduled premiums.

o Rating charges, which are added to your basic scheduled premium if the insured doesn't meet our insurance requirements for standard insurance when we issue your policy.

o Rider premiums for any additional coverage you have added to your policy through a rider.

      Paying premiums
--------------------------------------------------------------------------------
      After you pay the first policy premium, you must pay further policy premiums once a year. You can, however, ask to pay them semi-annually, quarterly or monthly through an automatic payment plan, or at any other interval that we agree to. Within limits, you may also make unscheduled payments to your policy at any time.

Paying premiums

After you pay the first policy premium, you must pay further policy premiums once a year. You can, however, ask to pay them semi-annually, quarterly or monthly through an automatic payment plan, or at any other interval that we agree to. Within limits, you may also make unscheduled payments to your policy at any time.

Rating charges and rider premiums are policy premium assessments. They are not invested in the variable or fixed-rate allocation options, and do not add to the cash value of your policy.

After you pay the first policy premium, you must pay further policy premiums once a year. You can, however, ask to pay them semi-annually, quarterly or monthly through an automatic payment plan, or at any other interval that we agree to. Within limits, you may also make unscheduled payments to your policy at any time.

If you choose the Premium Skip Option you may, after the first policy year and under certain circumstances, "skip" paying one or more annual premiums without causing the policy to lapse or reducing the face amount. You may also pay your premiums by taking out a loan through our Automatic Premium Loan feature.

Choosing the Premium Skip Option, or the Automatic Premium Loan feature can adversely affect the overall value of your policy, but won't reduce your guaranteed death benefit or cause your policy to lapse. See Could my policy lapse?


-------------
4  PROSPECTUS                                                            SUMMARY
-------------

      Allocation options
--------------------------------------------------------------------------------
      You choose where your net premiums are invested. There are a number of variable investment options and a fixed-rate option. Your premiums and policy account value may be allocated to a maximum of seven allocation options at one time.


WHAT ARE YOUR ALLOCATION OPTIONS?


You choose where your net premiums are invested. There are a number of variable investment options and a fixed-rate option. Your premiums and policy account value may be allocated to a maximum of seven allocation options at one time.


Each variable investment option invests in a series of a mutual fund. The value of these options, and your policy account value in them, will vary depending on the performance of the mutual funds corresponding to the options you choose. There is no minimum guaranteed policy account value for the amounts allocated to the variable investment options.

The mutual funds that are currently available through the variable investment options are:

o The Guardian Variable Contract Funds, Inc.
  -- The Guardian Stock Fund
  -- The Guardian VC Asset Allocation Fund
  -- The Guardian VC 500 Index Fund
o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.
  -- The Guardian Small Cap Stock Fund
  -- Baillie Gifford International Fund
  -- Baillie Gifford Emerging Markets Fund
o Value Line Centurion Fund, Inc.
o Value Line Strategic Asset Management Trust
o Gabelli Capital Series Fund, Inc.
  -- Gabelli Capital Asset Fund

o MFS(R) Variable Insurance Trust(SM) (Initial Class)

  -- MFS Emerging Growth Series
  -- MFS Total Return Series
  -- MFS Investors Trust Series (formerly MFS Growth With Income Series) -- MFS Bond Series
  -- MFS New Discovery Series
  -- MFS Research Series

o American Century Variable Portfolios, Inc. (Original Class)

  -- American Century VP Value Fund
  -- American Century VP International Fund

o AIM Variable Insurance Funds (Series 1)

  -- AIM V.I. Capital Appreciation Fund
  -- AIM V.I. Global Utilities Fund

  -- AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)
o Fidelity Variable Insurance Products Fund (Fidelity VIP) (Initial Class)

  -- Fidelity VIP Equity-Income Portfolio
  -- Fidelity VIP High Income Portfolio

  -- Fidelity VIP Contrafund(R) Portfolio

  -- Fidelity VIP Index 500 Portfolio

  -- Fidelity VIP Growth Opportunities Portfolio
o Janus Aspen Series (Institutional Shares)

  -- Janus Aspen Aggressive Growth Portfolio
  -- Janus Aspen Capital Appreciation Portfolio
  -- Janus Aspen Growth Portfolio
  -- Janus Aspen Worldwide Growth Portfolio

o Alliance Variable Products Series Fund, Inc. (Class B)
  -- Alliance Growth & Income Portfolio
  -- Alliance Premier Growth Portfolio
  -- Alliance Technology Portfolio
  -- AllianceBernstein Value Portfolio



                                                                   -------------
SUMMARY                                                            PROSPECTUS  5
                                                                   -------------

You will find the investment objectives, policies, risks, fees and expenses for each of these funds listed in the accompanying prospectus for that fund. You should read the corresponding fund prospectus carefully before investing in any variable investment option. For a summary of this information see The variable investment options.

The fixed-rate option earns a set rate of interest. The interest rate is guaranteed from the time you allocate net premiums or transfer policy values to the fixed-rate option until your next policy anniversary, when the rate is set for the next year. You earn interest on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. Interest accrues daily at a minimum annual interest rate of 4%. GIAC sets the rate of interest for the fixed-rate option and guarantees your principal and interest under this option.

      Withdrawing money
--------------------------------------------------------------------------------
      After your policy has been in force for one year, you may, within limits, make partial withdrawals of your policy's net cash surrender value. You may also borrow up to 90% of your policy's cash surrender value. You may at any time surrender your policy for the net cash surrender value.

CAN YOU TRANSFER THE MONEY IN YOUR POLICY AMONG DIFFERENT ALLOCATION OPTIONS?


Provided the money in your policy is not being held as collateral against a loan, you can transfer it among the variable investment options, and into the fixed-rate option, at any time. Your net premiums and policy account value may be allocated to up to seven allocation options at any time. We limit transfers out of the fixed-rate option. See The fixed-rate option.


DO YOU HAVE ACCESS TO THE MONEY YOU'VE INVESTED IN YOUR POLICY?

After your policy has been in force for one year, you may, within limits, make partial withdrawals of your policy's net cash surrender value. The net cash surrender value is your policy account value minus any surrender charges and policy debt, plus any amounts paid as policy premium assessments beyond the next monthly date. Policy debt is made up of all unpaid policy loans, plus the accumulated and unpaid interest on those loans.

You may also borrow up to 90% of your policy's cash surrender value. The cash surrender value is the policy account value minus any surrender charges. We will charge you an annual interest rate of 8%, calculated daily, on all outstanding loans that you have taken against your policy.

You may at any time surrender your policy for the net cash surrender value. After you surrender your policy, you no longer have insurance coverage and your policy cannot be reinstated.


-------------
6  PROSPECTUS                                                            SUMMARY
-------------

      Tax on increases
--------------------------------------------------------------------------------
      Increases in the value of your policy will not be taxed unless you make a withdrawal (or, in some cases, take a loan) or surrender your policy before the insured dies.

HOW IS YOUR POLICY AFFECTED BY TAXES?

Increases in the value of your policy and the death benefit

We believe that it is reasonable to conclude that your Park Avenue Life policy will receive the tax benefits generally associated with life insurance contracts under existing federal tax laws. This means that increases in the value of your policy should not be taxed unless you make a withdrawal (or, in some cases, take a loan) or surrender your policy before the insured dies. Partial withdrawals, surrenders and policy loans all result in money being taken out of your policy before the insured dies. We believe that the money the beneficiary receives when the insured dies, generally should not be subject to federal income tax, but may be subject to federal estate taxes or generation skipping transfer taxes. See Tax Considerations.

WHAT DEDUCTIONS AND CHARGES DO YOU HAVE TO PAY?

There are various deductions and charges associated with maintaining your Park Avenue Life policy. Each of these charges is outlined below and in detail in Deductions and charges. Some of these charges can vary, depending on certain circumstances, and there may be a guaranteed or maximum charge, and a current charge. The guaranteed or maximum charge is the most that we can charge you for a particular item. The current charge is what we are now charging for that item. We have the right to increase the current charge up to the maximum charge. Where the law requires, we will tell you if we increase these charges.

Charges deducted from your policy premiums

Policy premium assessments: These are ratings charges and rider premiums which have been added to your basic scheduled premium to form your policy premium. We deduct this amount from each policy premium payment.

Premium tax charge: We charge you 2.5% of each basic scheduled premium and any unscheduled payments you make, to cover premium taxes that we pay in states and jurisdictions where the policy is sold.

Deferred Acquisition Cost (DAC) tax charge: We charge you 1% of each basic scheduled premium and any unscheduled payments you make, and it relates to federal income taxes that we pay.

Premium sales charge: This charge of 6% of each basic scheduled premium and any unscheduled payments you make is deducted after we deduct any handling fees. It will fall to 3% after you have paid an amount equal to 12 annual basic scheduled premiums through basic scheduled premiums and unscheduled payments.

Handling fee: We can charge you a maximum handling fee of $2 for each unscheduled payment you make. We deduct this fee from your payment before the premium charge is calculated. We do not currently charge this fee.


                                                                   -------------
SUMMARY                                                            PROSPECTUS  7
                                                                   -------------

Monthly deductions

We deduct these charges from your policy account value on the same date each month. The monthly deductions are as follows:

Policy charge: For the first three policy years, we charge you $10 per month. After three years, the charge is currently $4 per month, and is guaranteed never to exceed $8 per month.

Administration charge: For the first 12 years of your policy, we base the monthly administration charge on the insured's age when the policy started. It is a set rate of no more than $0.04 for every $1,000 of your policy's face amount. After the 12th year, the administration charge is $0.015 per $1,000 of your policy's face amount.

Guaranteed insurance amount charge: A monthly charge of $0.01 per $1,000 of your policy's face amount.

Cost of insurance charge: We base this charge on our current cost of insurance rates for the insured, depending on his or her attained age (which is the insured's age on the policy date plus the number of policy years completed since the policy date), sex and premium class. The maximum that we can charge for each $1,000 of the net amount at risk (the difference between your policy account value and your policy's death benefit) is set out in your policy.

After the anniversary closest to the insured's 100th birthday, we no longer collect these monthly deductions.

Transaction deductions

We deduct these charges from the policy account value when you ask us to do certain transactions. The charges are as follows:

Surrender charge: During the first 12 policy years, this charge applies if you surrender your policy, let it lapse, or reduce the face amount either because you ask us to, or as the result of a partial withdrawal. This charge is made up of two parts, a deferred administrative charge and a deferred sales charge. The amount of your surrender charge will depend on the policy year in which the event occurs, and will generally decline over time. If you are surrendering your policy, the surrender charges will be highest in policy year three because Securities and Exchange Commission (SEC) restrictions effectively limit surrender charges in the first two years of a policy.

The deferred administration charge will never be higher than $4.80 per $1000 of your policy's face amount. The deferred sales charge will never be higher than 36% of one annual basic scheduled premium. The deferred sales charge must be paid in addition to the premium sales charge described above.


-------------
8  PROSPECTUS                                                            SUMMARY
-------------

Partial withdrawal charge: If you make a partial withdrawal, we will charge you $25 or 2% of the amount of your withdrawal, whichever is lower, in addition to any surrender charges that may apply.

Premium Skip Option deduction: If you skip a premium under our Premium Skip Option, we will deduct an amount equal to 90.5% of any policy premium assessments from the policy account value.

Transfer charge: After you make twelve transfers of policy account value among the allocation options within a policy year, we may charge you $25 for each additional transfer. We don't currently impose this charge.

Deductions associated with the Separate Account

We deduct a daily charge, based on an annual rate of 0.60%, from the variable investment options to cover the mortality and expense risks that we assume for Park Avenue Life policies. This charge will never be more than 0.90%.

We also have the right to charge the Separate Account to cover any taxes that are applicable to the Separate Account or the policies. We don't currently impose this charge.

Deductions associated with the mutual funds
Daily deductions are made from the value of the mutual funds in which you invest through the Separate Account, to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. The fees and expenses vary for each mutual fund and are described in more detail in the fund prospectuses.

      Policy changes
--------------------------------------------------------------------------------
      With certain restrictions, you may:

      o     request a decrease in the face amount of your policy


      o exchange your Park Avenue Life Policy for a level premium fixed benefit life insurance policy


      o     cancel your policy after it has been issued.

      See accompanying text for details.

WHAT CHANGES CAN YOU MAKE TO YOUR POLICY?

Decreasing the face amount of the policy

After your policy has been in force for one year, you may request a decrease in the face amount. The decrease must be at least $10,000, and the insured must be alive when we receive your request. If you ask us to reduce the face amount in the first 12 years of your policy, you will pay a surrender charge. The new face amount cannot be lower than GIAC's current minimum face amount.

Exchanging your Park Avenue Life policy for a fixed-benefit life insurance policy


You may exchange your Park Avenue Life policy for a level premium fixed-benefit whole life insurance policy issued by GIAC or one of our affiliates within two years of the issue date of your policy. If you do this, you don't have to prove that the person being insured meets our insurance requirements for issuing a policy. Depending on the amount applied to the new policy, there may be a credit or a cost to be paid.



                                                                   -------------
SUMMARY                                                            PROSPECTUS  9
                                                                   -------------

Canceling your policy after it has been issued

You may cancel your policy by returning it with a written cancellation notice to either our customer service office or the agent from whom you bought the policy. You must do this within:

o     10 days after you receive your policy, or

o 45 days after you sign Part 1 of the completed application for your policy, or

o 10 days after the postmarked date on any Notice of Withdrawal Right that we mail you.

Longer periods may apply in some states. Once we receive your notice, we will refund all of the premiums you paid, and your policy will be considered void from the beginning. See Your right to cancel your policy.

      Could your policy lapse?
--------------------------------------------------------------------------------
      Your policy may lapse if you don't pay a policy premium within 31 days of the due date or if you have excess policy debt.

COULD YOUR POLICY LAPSE?

Your policy may lapse if you don't pay a policy premium within 31 days of the due date or if you have excess policy debt. You must pay policy premiums in cash by the due date, unless you qualify and have signed up for your policy's Premium Skip Option or Automatic Premium Loan feature. We will tell you that you must make a loan repayment if the amount that you owe us becomes greater than your cash surrender value.

We will tell you if your policy is in danger of lapsing, and will keep your policy in force if we receive the required payment when requested. If your policy does lapse, we can continue your coverage for a limited time, or for a reduced amount, under one of the policy value options.

If your policy has lapsed and it has not been surrendered for its cash value, you may have up to five years to reinstate it. See Premiums (Premium Skip Option, Automatic Premium Loan, Grace Period and Reinstating your policy) and Policy value options.

HOW CAN YOU COMMUNICATE WITH US?

We cannot act on any request (except for proper telephone transfer requests) unless it is received in writing at our customer service office, in a form acceptable to us. Your request must include:

o     your policy number

o     the full name of all policyowners

o     the full name of the insured, and

o     your current address.


-------------
10 PROSPECTUS                                                            SUMMARY
-------------

Our address for regular mail is:

The Guardian Insurance & Annuity Company, Inc.
Park Avenue Variable Life Administration
P.O. Box 26125
Lehigh Valley, PA 18002-6125

Our address for registered, certified or express mail is:

The Guardian Insurance & Annuity Company, Inc.
Park Avenue Variable Life Administration
3900 Burgess Place
Bethlehem, PA 18017


If you need information on the value of your policy, you may call us at 1-800-441-6455 between 8 a.m. and 6 p.m. Eastern time.


WHO ISSUES YOUR PARK AVENUE LIFE POLICY?


Your Park Avenue Life policy is issued, through its Separate Account K, by The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware stock insurance company formed in 1970. GIAC is licensed to sell life insurance in all 50 states of the United States of America and the District of Columbia. As of December 31, 2001, our total assets (GAAP basis) exceeded $9 billion.


We are wholly owned by The Guardian Life Insurance Company of America (Guardian
Life). The offices of both Guardian Life and GIAC are located at 7 Hanover Square, New York, New York 10004.

Both Guardian Life and GIAC have consistently received exemplary ratings from Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps and A.M. Best. These ratings may change at any time and only reflect GIAC's ability to meet its insurance-related obligations and the guaranteed return on the fixed-rate option. These ratings do not apply to the variable investment options, which are subject to the risks of investing in any securities. Guardian Life does not issue the Park Avenue Life policies, and does not guarantee the benefits provided by the policy.


                                                                   -------------
SUMMARY                                                            PROSPECTUS 11
                                                                   -------------

The Park Avenue Life diagram(1)

--------------------------------------------------------------------------------

------------------------------------------------------
                                               Less
   POLICY PREMIUMS          o------------------------->  Policy premium
------------------------------------------------------     assessments:
                                                         o Rider premiums
                                                         o Rating charges
------------------------------------------------------
                                               Less
 UNSCHEDULED PAYMENTS           o--------------------->  Premium charge
------------------------------------------------------
          |
          |
------------------------------------------------------
POLICY ACCOUNT VALUE
------------------------------------------------------

------------------------------------------------------
THE SEPARATE ACCOUNT
------------------------------------------------------

------------------------------------------------------
THE MUTUAL FUNDS                               Less
(including any investment   o------------------------->  Advisory fees and
return):                                                 other expenses

Guardian Investor Services LLC
The Guardian Stock Fund
The Guardian Small Cap Stock Fund
The Guardian VC Asset Allocation Fund
The Guardian VC 500 Index Fund
The Guardian Bond Fund
The Guardian Cash Fund                         Less
                                  o------------------->  Mortality and expense
Guardian Baillie Gifford Limited                         risk charge
Baillie Gifford International Fund
Baillie Gifford Emerging Markets Fund

Value Line, Inc.
Value Line Centurion Fund
Value Line Strategic Asset Management Trust

Gabelli Funds LLC
Gabelli Capital Asset Fund                     Less
                                          o----------->  Monthly deductions:
Massachusetts Financial Services Company                 o Policy charge
MFS Emerging Growth Series                               o Administration charge
MFS Total Return Series                                  o Guaranteed insurance
MFS Investors Trust Series                                 amount charge
MFS Bond Series                                          o Charge for the cost
MFS New Discovery Series                                   of insurance
MFS Research Series

American Century Investment Management, Inc.
American Century VP Value Fund
American Century VP International Fund

A I M Advisors, Inc.
AIM V.I. Capital Appreciation Fund
AIM V.I. Global Utilities Fund
AIM V.I. Premier Equity Fund

Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Index 500 Portfolio

Janus Capital Management LLC
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

Alliance Capital Management L.P.
Alliance Growth & Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
AllianceBernstein Value Portfolio
-----------------------------------------------------

-----------------------------------------------------
FIXED-RATE OPTION            LOAN COLLATERAL ACCOUNT
(plus interest credited)     (plus interest credited)
-----------------------------------------------------
                            |                  Less
                            -------------------------->  Transaction deductions:
                            |                            o Surrender charge
                            |                            o Partial withdrawal
                            |                              charge
                            |                            o Premium skip option
==================================                         deduction
CASH SURRENDER VALUE
==================================
                            |                  Less
                            -------------------------->  Policy debt
                            |
==================================
NET CASH SURRENDER VALUE
==================================

--------------------------------------------------------------------------------

(1) This diagram excludes the unscheduled payment handling fee and transfer charge which are not being imposed currently. Interest on policy debt and repayments of policy debt are also not reflected in the diagram.


--------------
12  PROSPECTUS                                                           SUMMARY
--------------

--------------------------------------------------------------------------------
ABOUT THE PARK AVENUE LIFE POLICY
--------------------------------------------------------------------------------

THIS SECTION provides detailed information about your policy. It explains your rights and responsibilities under the policy, and those of GIAC. Because the laws and regulations that govern the policy vary among the jurisdictions where the policy is sold, some of the policy's terms will vary depending on where you live. These will be outlined in the policy we send you.

--------------------------------------------------------------------------------

      Issuing the policy
--------------------------------------------------------------------------------
      A Park Avenue Life insurance policy must have a face amount of at least $100,000.

ISSUING THE POLICY

A Park Avenue Life insurance policy must have a face amount of at least $100,000. To issue a policy:

o the insured must be age 80 or under and meet our insurance requirements, and

o     you must live in a state or jurisdiction in which we offer the policy.

If you already own certain fixed-benefit life insurance policies issued by us or by Guardian Life, you may be able to buy a Park Avenue Life policy without having to meet our insurance requirements again. You can do this by exchanging your current policy for a Park Avenue Life policy or if your fixed-benefit policy contains a rider to permit you to purchase a Park Avenue Life policy. You may also be able to convert to a Park Avenue Life policy if your existing policy contains appropriate riders. In this case you may have to meet minimal insurance requirements.

If you have a convertible term policy, or a whole life policy with a convertible term rider, you may receive a credit of up to one basic scheduled premium if you convert it to a Park Avenue Life policy.

If you are interested in exchanging an existing policy for a Park Avenue Life policy, we recommend that you speak with your lawyer or tax adviser first. Replacing your existing policy may not be advantageous.

Backdating your policy

Under certain circumstances we will backdate your policy if you ask us to, giving you a policy date up to six months before the application was actually signed. Backdating your policy may be beneficial if, for example, it would allow you to qualify for a lower premium because the insured was younger on the policy date. To backdate a policy you must pay all policy premiums that would have been due from the backdated policy date. We deduct the monthly deductions due from the backdated policy date to the issue date.


                                                                  --------------
ABOUT THE POLICY                                                  PROSPECTUS  13
                                                                  --------------

      The Policyowner
--------------------------------------------------------------------------------
      The policyowner is the person named on the application as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be the insured.

THE POLICYOWNER

The policyowner is the person named on the application as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be the insured. While the insured is living, only the policyowner named in our records has the right to exercise rights granted by the policy unless ownership of the policy has been assigned to someone else. Except for transfers, all of the policy's joint owners must approve policy transactions or changes in writing, including assigning ownership of the policy to someone else. When a joint policyowner dies, we will divide his or her share of the policy equally among the other policyowners, unless the deceased policyowner has indicated otherwise.

If you want to change the policyowner, you must request it in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners. The change will be made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.

If you are not the insured and die before the insured, your estate (or if there had been joint owners, the estate of the last surviving joint owner) becomes the policyowner, unless you have named someone to take over ownership of the policy (a successor owner). If you are both the policyowner and the insured, a successor owner may not be named because the policy ends when you die.

      The Beneficiary
--------------------------------------------------------------------------------
      The beneficiary is the person you name to receive the proceeds when the insured dies.

THE BENEFICIARY

The beneficiary is the person you name to receive the proceeds when the insured dies. You can change the beneficiary until the insured dies. Also, you may name a "contingent" beneficiary, who will receive the proceeds if the first beneficiary dies before the insured, or a second or "concurrent" beneficiary, who will receive a portion of the proceeds when the insured dies. The beneficiary must live longer than the insured to qualify as a beneficiary and has no rights under the policy until the insured dies. If the insured outlives all of the beneficiaries named in the policy, then the policyowner or the policyowner's estate becomes the beneficiary.

If you want to change the beneficiary, you must give us your instructions in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners listed in our records. The change is made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.


--------------
14  PROSPECTUS                                                  ABOUT THE POLICY
--------------

--------------------------------------------------------------------------------
BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

      Death benefit options
--------------------------------------------------------------------------------
      You have a choice of two death benefit options with this policy. If a fixed amount of insurance coverage and potentially lower monthly deductions best fits your needs, you should choose Option 1. If you want the potential to increase the amount of your insurance coverage beyond your policy's guaranteed face amount, you should choose Option 2. See accompanying text for details.

DEATH BENEFIT OPTIONS

You have a choice of two death benefit options with this policy. You should choose the death benefit option that best meets your insurance needs and investment objectives. If a fixed amount of insurance coverage and potentially lower monthly deductions best fits your needs, you should choose Option 1. If you want the potential to increase the amount of your insurance coverage beyond your policy's guaranteed face amount, you should choose Option 2.

Option 1

Under Option 1, your death benefit is the greater of:

o     the face amount on the date of the insured person's death

o the minimum death benefit required under Section 7702 of the Internal Revenue Code on the date of the insured's death, or

o after the first policy year, the variable insurance amount. This is explained below.

Under this option, if your investments perform well or you make unscheduled payments and the policy account value increases by a sufficient amount, then the net amount at risk will be lower. When this happens, the amount that we deduct for the cost of insurance charges each month may also go down.

Option 2

Under Option 2, your death benefit is the greater of:

o the face amount on the date of the insured person's death, plus the amount by which the policy account value exceeds the benchmark value as of the date of the insured's death

o the minimum death benefit required under Section 7702 of the Internal Revenue Code on the date of the insured's death, or

o after the first policy year, the variable insurance amount. This is explained below.

Under this option, if your investments perform well or you make unscheduled payments, your policy account value may increase enough to increase your death benefit. If your investments perform poorly, your death benefit could be lower, but it will never be lower than the face amount. Investment performance and unscheduled payments do not affect your net amount at risk under this option.

Regardless of which option you choose, after the policy anniversary closest to the insured's 100th birthday the death benefit is the policy account value. The tax consequences of continuing the policy beyond the insured's 100th birthday are unclear. You should consult a tax adviser for more information.


                                                                  --------------
BENEFITS AND POLICY VALUES                                        PROSPECTUS  15
                                                                  --------------

If you make a partial withdrawal from your policy between the most recent monthly date and the death of the insured, the death benefit under both options will be reduced by the amount of your withdrawal plus any applicable charges.

--------------------------------------------------------------------------------

Minimum death benefit

The minimum death benefit required under Section 7702 of the Internal Revenue Code on any monthly date is $1,000 multiplied by the sum of your policy account value, plus any policy premium assessments you've paid covering the period beyond the policy month in which the insured died (if premiums are not being waived under a waiver of premium rider), divided by the net single premium per $1,000 for the insured's attained age, sex and premium class. The net single premium will be adjusted to the date of the insured's death. A table of net single premiums is included in your policy.

--------------------------------------------------------------------------------

THE VARIABLE INSURANCE AMOUNT

The variable insurance amount provides a guarantee that your policy's death benefit will be greater than its current face amount if the investments held in your policy performed sufficiently well in the last policy year. We calculate the variable insurance amount for each year of your policy after the first policy anniversary by multiplying $1,000 by the policy account value on the policy review date and then dividing that number by the net single premium per $1,000 that applies for that policy review date. If you reduce the face amount of your policy, or you make a partial withdrawal from your policy, the variable insurance amount will be reduced. The net single premium for a policy review date is based on the net single premiums for the policy anniversaries immediately before and after the policy review date, and is then adjusted for the number of days that the policy review date falls between these anniversaries.

CHANGING YOUR DEATH BENEFIT OPTION

After the first anniversary of your policy you may change the death benefit option once each policy year, as long as the insured is alive. Changes to your death benefit option will take effect on the monthly date after we approve the change, and will not affect the face amount of your policy. Changing the death benefit option may have adverse tax consequences. You should consult a tax adviser before doing so.

If you are changing your death benefit from Option 1 to Option 2, the insured will have to meet our insurance requirements for issuing a policy at the time of the change. This is because the change will increase your death benefit by any positive amount by which the policy account value exceeds your policy's benchmark value on the date the change takes effect. Your death benefit will decrease by this amount if you change from Option 2 to Option 1.

We will not approve a change from Option 1 to Option 2 if you are not paying your policy premiums under a waiver of premium rider.


--------------
16  PROSPECTUS                                        BENEFITS AND POLICY VALUES
--------------

PAYING THE DEATH BENEFIT

We will pay a death benefit to the beneficiaries named in your policy when we receive proof that the insured has died while the policy was in effect. If there is reason to dispute the policy, then we may delay the payment of death benefits. See Limits to GIAC's right to challenge a policy.

POLICY VALUES

The following is a detailed breakdown of how we calculate the different values associated with your policy.

Amounts in the Separate Account

Any net premiums that you allocate or transfer to a variable investment option are used to buy shares in the mutual fund corresponding to the variable investment option, according to your instructions. We will sell these shares when you make a withdrawal, transfer or take a policy loan, or when we withdraw your monthly deductions, or make dollar cost averaging transfers. Based on the value of each share on the valuation date, we will sell the number of shares needed to cover the cost of that transaction.

To calculate the value of your investment in a particular variable investment option, multiply the unit value of the option by the number of units you own. Unit values change based on the investment performance of mutual fund shares and the daily deductions that are made to cover our mortality and expense risks. We calculate the unit value for each variable investment option at the end of each valuation date. Note that you bear all risks associated with the investments in the Separate Account.

Policy account value

This is the total value of the investments held in your policy. This includes the value of your allocations to the fixed-rate and variable investment options, and any policy values that may be in the Loan Collateral Account as collateral for a policy loan. It is calculated as:

o     net premiums that you contribute to your policy; plus or minus

o any profit or loss generated by your policy account value in the variable investment options; plus

o any interest you earn on allocations to the fixed-rate option or interest we credit on the Loan Collateral Account; minus

o     your total monthly deductions; minus

o     any partial withdrawals you've made, minus

o     any surrender, partial withdrawal or transfer charges; minus

o     any Premium Skip Option deductions.


                                                                  --------------
BENEFITS AND POLICY VALUES                                        PROSPECTUS  17
                                                                  --------------

      Cash surrender value and net cash surrender value
--------------------------------------------------------------------------------
      Cash surrender value is the policy account value minus any surrender charges. There are no surrender charges after your policy has been in effect for 12 years. Net cash surrender value is the amount you would actually receive if you surrender your life insurance policy.

Cash surrender value and net cash surrender value

Cash surrender value is the policy account value minus any surrender charges. There are no surrender charges after your policy has been in effect for 12 years. Net cash surrender value is the amount you would actually receive if you surrendered your life insurance policy. It is your policy account value minus any surrender charges and policy debt, plus any policy premium assessments you've paid covering the period beyond the next monthly date.

Benchmark value

A hypothetical account value that we use as a guide, comparing it against the policy account value or cash surrender value when we determine:

o whether your death benefit has increased above the face amount, and if so by how much, if you've chosen Option 2

o     if you can skip a premium under the Premium Skip Option

o     if you can make a partial withdrawal, and

o any change in your basic scheduled premium after the guaranteed premium period has ended.

Your policy's benchmark value for each policy year is set out in your policy. To calculate your policy's benchmark value on a given day, we will take the benchmark values for your last policy anniversary and your upcoming policy anniversary, and adjust for the number of days that your given day is between these anniversaries. GIAC does not guarantee that the policy account value will equal or exceed the benchmark values set forth in the policy.

Tabular account value

The value of a hypothetical account that we compare to your policy account value when we set your basic scheduled premium each year after the guaranteed premium period. It is also used to calculate your policy's benchmark values. For a full explanation, see Special terms used in this prospectus. GIAC does not guarantee that the policy account value will equal or exceed the tabular account values set forth in the policy.


--------------
18  PROSPECTUS                                        BENEFITS AND POLICY VALUES
--------------

Net investment factor

We calculate the unit value of each variable investment option by multiplying the option's immediately preceding unit value by the net investment factor for the valuation period. We calculate the net investment factor as follows on each valuation period:

o the net asset value of one share of the mutual fund corresponding to the variable investment option at the close of the current valuation date, plus

o the amount per share of any dividends or capital gains distributed by the fund on that valuation date, divided by

o the net asset value of one share of the same mutual fund for the immediately preceding valuation period, minus

o the total daily charges we deduct from the Separate Account to cover mortality and expense risks, which will not exceed .00002477% per day or 0.90% annually, and any federal, state or local taxes.

Currently we do not make daily deductions from the separate account to cover income taxes. The accompanying prospectuses for each fund describe how they calculate the net asset values of their mutual fund shares.


                                                                  --------------
BENEFITS AND POLICY VALUES                                        PROSPECTUS  19
                                                                  --------------

--------------------------------------------------------------------------------
PREMIUMS, DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

PREMIUMS

There are several types of premiums associated with your Park Avenue Life policy, which together form your policy premium.


After you pay your first policy premium and your policy takes effect, you will normally pay policy premiums once a year until the death of the insured, or until the policy anniversary nearest the insured's 100th birthday. You can, however, ask to pay policy premiums semi-annually, quarterly, monthly through an automatic payment plan, or at any other interval that we agree to. These periodic premium payments must be at least $100 unless you are paying through an automatic payment plan. The minimum premium payment we will accept under an automatic payment plan is $25. The total of your periodic policy premium payments for a policy year will be higher than if you make one annual premium payment. We calculate the amount of each periodic policy premium by taking your annual policy premium and multiplying it by a factor, as shown in the table below.


Paying your premiums

                                                              Difference in cost
                                                                from paying your
Payment frequency                    Factor                    premiums annually
--------------------------------------------------------------------------------
Semi-annual                          .515                             3.00% more
--------------------------------------------------------------------------------
Quarterly                            .26265                           5.06% more
--------------------------------------------------------------------------------
Monthly                              .085833                          3.00% more
--------------------------------------------------------------------------------

The value of the investments in your policy can be affected either positively or negatively by choosing to pay your policy premiums periodically. To change the frequency of your payments you must make your request in writing to us. If we receive your request too close to your payment date and are unable to make the change in time, we will make the change effective for the next scheduled payment.


GIAC reserves the right, from time to time, to establish administrative rules that set forth acceptable forms of premium payments. Premium payments that are not deemed acceptable under these rules will be returned to the policyowner and not credited to the policy.


Basic scheduled premiums

The basic scheduled premium, together with any policy premium assessments, is the policy premium you must pay each year. The basic scheduled premium depends on your policy's face amount, and the insured's age when the policy started, sex (unless gender-neutral rates are required by law), and premium class. It is shown in your policy.


--------------
20  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

      Guaranteed premium period
--------------------------------------------------------------------------------
      Your basic scheduled premium will not increase during the guaranteed premium period.

Your basic scheduled premium will not increase during the guaranteed premium period. The guaranteed premium period starts on the policy date and ends either on the policy anniversary closest to the insured's 70th birthday, or on the tenth policy anniversary, whichever is later. We will decrease your basic scheduled premium if you reduce your policy's face amount. If this happens, we will send you new policy pages indicating your new basic scheduled premium.

On the last policy review date before the end of the guaranteed premium period, we will review your policy to determine if your basic scheduled premium will change for the policy year that begins when the guaranteed premium period ends. We compare your policy account value on that policy review date with the benchmark value and the tabular account value on the same date, and make any necessary adjustments as described below. After the guaranteed premium period, we will review your policy each year to determine if your basic scheduled premium will change.

After the guaranteed premium period, if your policy account value is less than or equal to the tabular account value, we will charge you the maximum basic scheduled premium shown in your policy. If it is greater than or equal to the benchmark value, we will charge you the basic scheduled premium that you were paying during the guaranteed premium period for your policy's current face amount. If your policy account value falls somewhere between the tabular account value and the benchmark value, we will calculate a premium based on a linear interpolation between the basic scheduled premium charged during the guaranteed premium period and the maximum basic scheduled premium.

If your policy account value equals or exceeds the benchmark value we will not increase your basic scheduled premium for the next policy year. However, if your policy account value is below the benchmark value after the guaranteed premium period, your basic scheduled premium will increase for the next policy year.

If you pay your policy premiums when they are due (or skip them under the Premium Skip Option), make no partial withdrawals, and repay any loans that you take against your policy, your policy will not lapse and will have a death benefit of at least the face amount listed in your policy until the policy anniversary closest to the insured's 100th birthday.

We will tell you of any change in your basic scheduled premium in the billing notices you receive. All policy premiums must be sent directly to us.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  21
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

      Unscheduled payments
--------------------------------------------------------------------------------
      Making unscheduled payments towards your policy may cause it to be considered a modified endowment contract under the Internal Revenue Code, which has tax implications. There are certain restrictions on the total amount of unscheduled payments we permit, depending on how long your policy has been in force. We will return the portion of any unscheduled payment that exceeds the maximum you are allowed.

Unscheduled payments during the first policy year

Insured's age                                                             Factor
--------------------------------------------------------------------------------
0 to 35                                                                       17
--------------------------------------------------------------------------------
36 to 40                                                                      16
--------------------------------------------------------------------------------
41 to 45                                                                      15
--------------------------------------------------------------------------------
46 to 50                                                                      14
--------------------------------------------------------------------------------
51 to 55                                                                      13
--------------------------------------------------------------------------------
56 to 60                                                                      12
--------------------------------------------------------------------------------
61 to 65                                                                      11
--------------------------------------------------------------------------------
66 to 70                                                                      10
--------------------------------------------------------------------------------
71                                                                             9
--------------------------------------------------------------------------------
72                                                                             8
--------------------------------------------------------------------------------
73                                                                             7
--------------------------------------------------------------------------------
74                                                                             6
--------------------------------------------------------------------------------
75 to 80                                                                       5
--------------------------------------------------------------------------------

Unscheduled payments during the first policy year

Under certain circumstances, you may make extra payments towards your policy, in addition to your regular policy premiums. By making these unscheduled payments you can add to your policy account value and possibly increase your death benefit under Death Benefit Option 2. Unscheduled payments must be at least $100, unless they are made at the same time as a regular policy premium payment. We have the right to deduct a handling fee of up to $2 from each unscheduled payment before deducting any other charges and crediting the balance to your policy. We do not currently charge a handling fee.

You may not make an unscheduled payment:

o if you are not paying your policy premiums under a waiver of premium rider,

o     while a policy value option is in effect (see Policy value options), or

o on or after the policy anniversary closest to the insured's 100th birthday.

In the first policy year, the maximum that you may contribute in unscheduled payments after the "free look" period (see Your right to cancel your policy) is the lesser of $1,000,000, or your basic scheduled premium for that year multiplied by the factor outlined to the left, based on the insured's age as of the policy date.

After the first policy anniversary, the maximum that you may contribute in unscheduled payments is the lesser of $200,000 or:

o in policy years two through five, three times the annual basic scheduled premium payable in that year,

o in policy years six through ten, two times the annual basic scheduled premium payable in that year,

o in each year thereafter, the annual basic scheduled premium payable during the guaranteed premium period.

We will return the portion of any unscheduled payment that exceeds the maximum in place at the time of your payment.

Making unscheduled payments may cause your policy to be considered a modified endowment contract under the Internal Revenue Code. We cannot guarantee that your policy will never be considered a modified endowment contract, because a number of policy transactions you may take could cause your policy to be considered a modified endowment contract under the Internal Revenue Code. See Tax considerations.


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22  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
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


      Premium Skip Option
--------------------------------------------------------------------------------
      After the first policy year, you may "skip" paying your annual policy premium, provided your policy meets certain requirements. (See accompanying text.) You do not have to make-up any policy premiums that you skip under the Premium Skip Option, and you may re-exercise the option throughout the life of your policy.


Premium Skip Option

After the first policy year, you may "skip" paying your annual policy premium. You must tell us in writing that you want to put the Premium Skip Option into force by the end of the grace period for the first annual policy premium that you intend to skip. Your policy must meet all of the following requirements on the date that each premium is skipped:

o your policy account value must exceed your policy's benchmark value on that date by at least the amount of the annual policy premium

o your net cash surrender value must equal or exceed your policy premium assessments for that policy year, and

o     you cannot be waiving policy premiums under a waiver of premium rider.

You may inquire about your policy account value and your net cash surrender value by calling us at 1-800-441-6455 during normal business hours. We also provide these values, along with your policy's benchmark value as of the most recent policy anniversary, in your annual policy statement. You can find the benchmark value for each policy anniversary in your policy.

 If the values in your policy fail to meet the criteria above, and your policy would lapse if a premium were skipped under the Premium Skip Option, we will notify you that you must pay the annual policy premium within your policy's grace period. See Grace period. When you receive this notice you have three choices. You may:

o     choose to pay the annual premium due

o choose to make more frequent, but lower, periodic policy premium payments. You must send your request for this change in writing, along with your payment, to our executive office, or,

o if eligible, pay your policy premium through the policy's Automatic Premium Loan feature.

If we receive your first request to skip a premium during the grace period for that premium, and you meet our requirements, your request will be effective on the date we receive it. Otherwise, any premium you skip will be effective on your policy anniversary when your annual policy premium would be due.

If you elect the Premium Skip Option, you will be placed on the annual payment mode. If you were paying your policy premiums on a periodic basis
(semi-annually, quarterly or monthly), you will still be responsible for all periodic payments up until the time the premium skip becomes effective.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  23
                                                                  --------------

While the Premium Skip Option is in effect, we will continue to send you annual policy premium billing notices. You may disregard these notices as long as your policy continues to meet the criteria for the Premium Skip Option. However, if you do send us a policy premium, we will consider it a cancellation of the Premium Skip Option.

When you skip a premium under this option, we will deduct on a policy anniversary from your policy account value an amount equal to 90.5% of any policy premium assessments. This amount will first be deducted proportionately from the portion of your policy account value invested in the variable investment options. If this is not enough to cover the deduction, we will take the remaining amount from the portion of your policy account value in the fixed-rate option. These deductions will reduce the amount invested in your Park Avenue Life policy, as well as the amount available for you to borrow from your policy.

We will continue to charge the monthly deductions described in Deductions and charges while the Premium Skip Option is in effect. The difference between the policy account value and the death benefit, the net amount at risk, will often increase at first when an annual policy premium is skipped. This increases the monthly cost of insurance charge.

The Premium Skip Option will remain in effect until:

o     we receive your written instructions to cancel the option, or

o we receive a payment from you that is credited to your account as a policy premium, or

o we receive your written request to pay premiums periodically instead of annually, or

o you no longer meet the requirements for exercising the Premium Skip Option because your policy's net cash surrender value or policy account value is no longer sufficient, or

o you no longer meet the requirements for exercising the premium skip option because you are not paying premiums under a waiver of premium rider.

You do not have to make up any policy premiums that you skip under the Premium Skip Option, and you may re-exercise the option throughout the life of your policy after it has been canceled, as long as you continue to meet the requirements. Please note: If you use the Premium Skip Option, you will not be able to make policy premium payments until the next policy anniversary. You can still make unscheduled payments.


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24  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

      Borrowing to pay premiums
--------------------------------------------------------------------------------
      If you are eligible, you can borrow against your policy's loan value to pay your policy premiums.

Automatic premium loan

If you are eligible, you can borrow against your policy's loan value to pay your policy premiums. See Policy loans. You may request this feature when you first complete your policy application, or at any time during the life of the policy. We must receive your request in writing at our customer service office by the end of the grace period for the premium that you wish to pay through the Automatic Premium Loan.

You will not actually receive any money when you take out an Automatic Premium Loan. Instead, we will transfer the amount required to pay a policy premium from your unloaned policy account value into the Loan Collateral Account. The money will then be used to pay the required premium. The end of the grace period is considered to be the date the loan was made, and interest will be calculated from this date. If your policy's loan value is not enough to cover an overdue policy premium, we will not be able to make an Automatic Premium Loan and your policy may lapse.

If you have chosen both the Premium Skip Option and the Automatic Premium Loan feature, we will treat an overdue policy premium as a skipped premium before we initiate an Automatic Premium Loan. We will cancel your policy's Automatic Premium Loan feature if we receive a written request from you to do so. Please note: If you use the Automatic Premium Loan feature you will not be able to make policy premium payments. You can still make unscheduled payments.

See Policy loans and Tax considerations for additional information on the treatment of policy loans.

Crediting payments

If we receive a payment within 31 days before a policy premium due date that equals or exceeds the amount that is due, and you have not provided specific instructions, we will:

o     first pay the policy premium,

o     then, repay any outstanding policy loans and accrued interest, and

o     finally, treat any remaining excess as an unscheduled payment.

We will use any other unidentified payments that we receive from you to:

o     pay any outstanding policy loans and accrued interest, and

o     then, credit your policy with an unscheduled payment.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  25
                                                                  --------------

We normally credit your payments and allocate the net premium as of the valuation date we receive it, so long as we receive it at our customer service office by the close of the business day, which is 4:00 p.m. New York time. There are three exceptions:

o any payments that we receive before your policy has been issued will be held and credited on the policy issue date

o any payment that we receive within 31 days before a premium due date will have the portion of that payment covering your policy premium credited on the premium due date, and

o any payments that we receive after your policy has been issued that require additional underwriting will be held and credited as of the date the underwriting process is complete.

See How your premiums are allocated and Policy loans for specific information on how your payments are distributed among the fixed rate and variable investment options.

      Investing net premiums
--------------------------------------------------------------------------------
      When you pay your basic scheduled premium or an unscheduled payment, the amount that remains after we deduct premium charges is the net premium. We invest your net premiums according to your instructions. When net premiums have been invested, they become part of your policy account value.

How your premiums are allocated

When you pay your basic scheduled premium or an unscheduled payment, the amount that remains after we deduct premium charges (see Deductions and charges) is the net premium. We invest your net premiums in the fixed-rate and/or variable investment options according to your instructions. When net premiums have been invested they become part of your policy account value.


As part of your initial application, you tell us how you would like your net premiums distributed among the various allocation options. The percentage you choose for each allocation option must be in whole numbers equal to or greater than 10, and the total must equal 100%. You may change how your net premiums are invested at any time by telling us in writing at our customer service office or by calling 1-800-441-6455. Before you can request a future allocation change by telephone, you must first establish a Personal Identification Number (PIN). You can establish a PIN by sending us an executed Telephone Fund Transfer/Premium Allocation Change Form. Contact your Registered Representative or call 1-800-441-6455 to obtain a copy of this form. The change will be effective on and after the date we receive your instructions at our customer service office, but will not affect any existing policy values. To change the allocation of these amounts, you must effect a transfer. See Transfers between the investment options.


Currently you may invest your net premiums and policy account value in up to 7 different allocation options, although we reserve the right to change this number from time to time.

If you pay policy premiums or unscheduled payments i) within 45 days of signing
Part 1 of your application or ii) within 15 days of the date your policy was issued, whichever is later, only $100,000 may be invested in the variable investment options. Anything over this amount will be treated as an "excess net premium" and invested in The Guardian Cash Fund. This amount and any earnings from this money will be reallocated


--------------
26  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------
based on your investment instructions at the end of the later of (i) or (ii). Any amounts you have allocated to the fixed-rate option or The Guardian Cash Fund will not be counted towards the $100,000 limit and will be allocated to those options as of the business day we receive them.

Default

Unless you have chosen and qualify for the Premium Skip Option or the Automatic Premium Loan feature, your policy premiums must be paid when they are due. If you do not pay a policy premium by its due date, or if you have excessive policy debt, your policy will be in default.

You must pay annual policy premiums on your policy anniversary. You must pay periodic premiums on the monthly dates that we indicate for the frequency you choose. You must make a payment toward any loans you have taken from your policy if the amount of outstanding loans plus accrued interest is more than the cash surrender value of your policy. We will tell you if a loan repayment is required, how much you must repay, and when it is due.

Grace period

With the exception of your first policy premium, which puts your policy into force, you have a 31-day grace period for the payment of policy premiums and loan repayments. Your insurance coverage will continue in full, but if the insured dies during the grace period we will deduct the amount of any outstanding policy premiums through the policy month of death, or unpaid policy debt, from the death benefit paid to the beneficiary.

If we do not receive your payment before the end of the grace period and you have not qualified for and chosen either the Premium Skip Option or the Automatic Premium Loan feature, your policy will lapse. When your policy lapses your insurance coverage ends, unless you elect a policy value option. If you are unable to continue paying the premiums on your policy you may surrender it for its net cash surrender value at any time during the grace period. In this event, we will pay you your policy's net cash surrender value, and all insurance coverage will end. See Policy Value Options and Surrender.


      Reinstating your policy
--------------------------------------------------------------------------------
      If your policy has lapsed, you may reinstate it up to five years after lapse, subject to certain conditions described in the text.


Reinstating your policy

If your policy has lapsed (and you have not surrendered it for its net cash surrender value) you may reinstate it up to five years after your policy has lapsed. To reinstate your policy:

o we must receive your request for reinstatement in writing at our customer service office

o     the insured must be alive

o     you must show that the insured meets our insurance requirements

o you must repay any outstanding policy debt with 8% interest, compounded annually

o you must pay us the greater of: all overdue policy premiums with 6% interest compounded annually; or, 110% of any increase in cash surrender value of your policy due to your policy's reinstatement, plus any overdue premiums for extra coverage you purchased through riders or for rating charges with 6% interest compounded annually.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  27
                                                                  --------------

Your reinstated policy will have the same policy date, face amount and death benefit option as the policy that lapsed. You will have to re-apply for the Premium Skip Option and the Automatic Premium Loan feature if you want these features available for your reinstated policy.

DEDUCTIONS AND CHARGES

There are various deductions and charges required to maintain your Park Avenue Life Policy. The amount of a charge does not necessarily correspond to our costs in providing the service or benefits associated with a particular policy. For example, the sales portion of the premium charges and the surrender charge may not cover all of our actual sales expenses for the policies, and proceeds from other charges, including the mortality and expense risk charge and cost of insurance charges, may be used in part to cover sales expenses. Once deductions and charges are taken from your policy they do not contribute to the value of your policy.

All of the deductions and charges are summarized and explained below.

Deductions from policy premiums and unscheduled payments
Policy premium assessments

Policy premium assessments are charges we add to your basic scheduled premium, which together make up your policy premium. They cover the cost of any additional coverage you have added to your policy through riders, or any rating charges. Policy premium assessments may change if you change the riders attached to your policy, or if the circumstances that gave rise to rating charges change. Amounts deducted as policy premium assessments are not subject to the premium tax charge, DAC tax or premium sales charge. We deduct this amount from each policy premium, but not from unscheduled payments.

Premium tax charge

A premium tax charge of 2.5% is deducted from each basic scheduled premium and any unscheduled payments you make to cover premium taxes imposed by the states and jurisdictions where the policy is sold. The charge of 2.5% is charged on all policies regardless of the premium taxes actually charged by the jurisdiction in which you live. Premium taxes vary from state to state and currently range up to 4%. We impose a charge of 2.5% regardless of the premium tax rate in effect in any state. Thus the premium tax charge deducted from your policy may exceed the tax your state would have imposed. We reserve the right to increase this charge if the premium tax that we pay increases. This charge may not be claimed as a tax deduction because the premium taxes are incurred by GIAC.


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28  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

      Monthly deductions
--------------------------------------------------------------------------------
      We deduct from the policy account value, on the same date each month, an amount to cover administration costs and the cost of insuring the insured. These deductions are made proportionately from your investments in the fixed rate and variable investment options.

Deferred Acquisition Cost (DAC) tax charge

This 1% charge is deducted from each basic scheduled premium and any unscheduled payments you make. We believe the charge is reasonable in relation to the increased federal income tax burden under Section 848 of the Internal Revenue Code from our receipt of policy premiums and unscheduled payments. We reserve the right to increase this charge to reflect any changes in our federal income tax burden. See GIAC's taxes. Like the premium tax charge, DAC tax charges are not tax deductible.

Premium sales charge

A charge of 6% is deducted from each basic scheduled premium and any unscheduled payments you make, after the deduction of any handling fees. Except on policies issued for those insured at ages 78, 79 or 80, this charge will fall to 3% after you have paid an amount equaling 12 annual basic scheduled premiums in basic scheduled premiums and unscheduled payments. Policy premium assessments are not counted towards this total. For policies issued at age 78, this charge will fall to 3% after you have paid an amount equaling 11 annual basic scheduled premiums in basic scheduled premiums and unscheduled payments. For policies issued at ages 79 and 80, the reduction will take effect after you have paid an amount equaling 10 annual basic scheduled premiums.

This charge covers sales and promotional expenses, such as commissions, advertising, and the cost of preparing sales literature and prospectuses. We may also use some of the proceeds from other charges to cover these costs. See Deductions from the Separate Account and Transaction deductions from the policy account value.

Handling fee

We have the right to charge you a maximum handling fee of $2 for each unscheduled payment you make toward your policy. We deduct this fee from your payment before the premium charges are calculated, and use it to cover the costs of processing your payment. We do not currently charge this fee.

Monthly deductions from the policy account value

We deduct from the policy account value, on the same date each month, an amount to cover administration costs and the cost of insuring the insured. These deductions are made proportionately from your policy account value in the fixed rate and variable investment options. We do not make these monthly deductions after the policy anniversary closest to the insured's 100th birthday.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  29
                                                                  --------------

A combination of partial withdrawals, unfavorable investment performance and ongoing monthly deductions can cause your policy account value to drop below zero. Even if this happens, your policy will not lapse as long as you pay all policy premiums when they are due, and there is no policy debt. However, we will continue to accrue monthly deductions, which will increase the negative balance of your policy account value. While your policy has a negative balance we will calculate the cost of insurance charges based on a policy account value of zero and all net premiums, including net premiums resulting from unscheduled payments, will be used to reduce your policy's negative balance until your policy account value exceeds zero.

Policy and administration charges

For the first three policy years, you pay a policy charge of $10 per month. After three years the charge is currently $4 per month and is guaranteed never to exceed $8 per month.

For the first 12 years of your policy the monthly administration charge is based on the insured's age when the policy started, and is a set rate of no more than $0.04 for every $1,000 of your policy's face amount. This rate applies to policies issued to insureds between the ages of 35 to 80 years. Charges are lower if the insured person is younger than 35 when the policy takes effect. After the 12th year, the administration charge is $0.015 per $1,000 of your policy's face amount. You will find the actual dollar amount of this charge in your policy.

These charges compensate us for underwriting, issuing and maintaining your policy. We do not expect to generate a profit from these charges.

Guaranteed Insurance Amount charge

This is a monthly charge of $0.01 per $1,000 of your policy's face amount. It is charged at the same rate for all policies and compensates us for guaranteeing a minimum death benefit even if the investments in your policy perform poorly. You will find the actual dollar amount of this charge in your policy. This charge supports the guarantee that no matter how unfavorable investment performance might be, the death benefit will never be less than the face amount if all policy premiums are paid when due, no partial withdrawals are taken and there is no policy debt.


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30  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
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

      Cost of insurance charge
--------------------------------------------------------------------------------
      This charge allows us to pay death benefits, especially in the early policy years when the policy account value is far below the death benefit we pay if the insured dies.


Cost of insurance charge


This charge is based on our cost of insurance rates for insured people of the same age, sex and premium class. The maximum that we can charge for each $1,000 of net amount at risk is set out in your policy and is based on the 1980 Commissioners' Standard Ordinary Mortality Tables published by the National Association of Insurance Commissioners. This charge allows us to pay death benefits, especially in the early policy years when the policy account value is far below the death benefit we pay if the insured dies. The cost of insurance rates for non-smokers are lower than the rates for smokers at most attained ages. The cost of insurance rate generally increases as the insured ages. Our current cost of insurance rates are lower than the guaranteed maximum.

We calculate the cost of insurance charge by multiplying your policy's net amount at risk each month by the current cost of insurance rate that applies to the insured, and dividing the result by $1,000. Your net amount at risk is determined after all other monthly deductions have been withdrawn from your policy account.

We may change the cost of insurance rates prospectively, at our discretion, up to the guaranteed maximum rate listed in your policy. Changes in the health of the insured will not cause your cost of insurance charge to increase. Increases in the cost of insurance rates are not made to an individual policy, but are made equally to all policies where the insured people are of the same attained age, sex and premium class. We will increase this charge when we expect:

o     a higher number of deaths among people in a certain group,

o     higher expenses or federal income taxes,

o a higher number of policies that are allowed to lapse by their policyowners, or

o     lower earnings in our general account.

Generally, as your net amount at risk increases or decreases each month (for example, due to payments you make or policy transactions you request), so will your cost of insurance charges. If you choose death benefit option 1, paying policy premiums and making unscheduled payments may reduce your policy's net amount at risk by increasing the policy account value, assuming that your investments do not fall in value. If you choose death benefit option 2, paying policy premiums and making unscheduled payments may have the result of increasing your death benefit over the face amount, and therefore will not affect your policy's net amount at risk.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  31
                                                                  --------------

Transaction deductions from the policy account value

When you ask us to make certain transactions, we will take a transaction deduction from your policy account value. Except as described differently below, we will make these deductions from your policy account value invested in the variable investment options, until these are exhausted, and then from your fixed-rate option.

Surrender charges

During the first 12 years of your policy, you pay a surrender charge if you:

o     surrender your policy

o reduce the face amount either by asking us to reduce it or through a partial withdrawal

o     let your policy lapse.

The amount of your surrender charges depends on the policy year in which the event occurs. They consist of a deferred administrative charge and a deferred sales charge. The deferred administrative charge covers costs which are not recovered through monthly policy and administration charges, such as the costs of processing applications, conducting medical examinations, determining insurability and establishing records. The charge is $4.80 per $1000 of your policy's face amount, declining to zero after the 12th policy year for insureds between ages 35 and 80 when the policy is issued. This charge is generally lower for those under age 35 when the policy begins.

The deferred sales charge covers costs which are not recovered through the premium sales charge, such as the expenses related to the sale of Park Avenue Life policies. For policies where the insured is 78 or younger, the deferred sales charge is the lesser of:

o 36% of the annual basic scheduled premium payable in the first policy year, minus the sum of 3% of all basic scheduled premiums and unscheduled payments made up to the date that the deferred sales charge is incurred, plus any sales charges deducted for earlier reductions in your policy's face amount, or

o the percentage of the annual basic scheduled premium, as outlined in the chart below, for the policy year in which the charge is applied:

Policy year
--------------------------------------------------------------------------------
      1     2     3     4     5     6     7     8     9    10   11   12   13+
--------------------------------------------------------------------------------
     36%   33%   30%   27%   24%   21%   18%   15%   12%   9%   6%   3%    0
--------------------------------------------------------------------------------


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32  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
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

For policies where the insured is 78, 79 or 80 at issue, the deferred sales charge is calculated in a similar way, but declines to zero after 11 years for age 78 and 10 years for ages 79 and 80, because the initial percentage used in the calculations is 33% for age 78 and 30% for ages 79 and 80.

We prorate the surrender charges in connection with a face amount decrease by multiplying the surrender charges by the following fraction to reduce the charges payable:

                               amount of decrease
--------------------------------------------------------------------------------
                        face amount just before decrease

We deduct the adjusted surrender charge from the unloaned policy account value, which is your policy account value minus any policy debt. After we deduct any applicable surrender charge, a policy's net cash surrender value may be zero, particularly in the early policy years.

Together, the premium sales charge and the deferred sales charge form Park Avenue Life's total sales load. The SEC imposes limits on the total sales load that can be collected in the first two years of a policy if the policy lapses or is surrendered. Accordingly, the maximum sales load that you will pay during the first two policy years is:

o 30% of payments made in the first year that do not exceed one annual basic scheduled premium, plus

o 10% of payments made during the second policy year that do not exceed one annual basic scheduled premium, plus

o     9% of all unscheduled payments made in the first two policy years.

The total sales charge that you pay over the life of your policy will not exceed 9% of the total basic scheduled premiums payable over the shorter of 20 years or the insured's anticipated life expectancy. Because you can pay more than your policy's basic scheduled premiums by making unscheduled payments, the period of time in which the maximum sales load is reached may be shorter than outlined above.

Partial withdrawal charge

If you make a partial withdrawal, we will charge you $25 or 2% of the amount of your withdrawal, whichever is lower, in addition to any surrender charges that may apply because the partial withdrawal reduces the face amount. We will deduct this charge, as well as the amount of your withdrawal, proportionately from your unloaned policy account value. This charge is to recover our processing costs.

Premium skip option deduction

If you skip a premium under the Premium Skip Option, we will deduct 90.5% of the amount needed to cover any policy premium assessments from your policy account value that is not being held as collateral for a loan.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  33
                                                                  --------------

Transfer charge

You may transfer your policy account value among the allocation options. If you make more than 12 transfers within a policy year, we reserve the right to charge you $25 for each additional transfer. We will deduct the transfer charge from the allocation options from which you are making the transfer, and will use this amount to cover our processing costs.

We will not deduct a transfer charge when:

o we transfer any excess net premiums and related earnings out of The Guardian Cash Fund (see How your premiums are allocated)

o you make multiple transfers under your policy's dollar cost averaging feature

o     you transfer amounts as part of taking or repaying a policy loan, or

o you transfer amounts out of a variable investment option because the investment policies of the corresponding mutual fund have materially changed.

We do not currently deduct transfer charges.

Deductions from the Separate Account

Mortality and expense risk charge


We will deduct a daily charge, based on an annual rate of 0.60% of the average daily net assets of the variable investment options, to cover the mortality and expense risks that we assume for Park Avenue Life policies. This charge will never be more than 0.90%. It covers the risk that those insured under Park Avenue Life policies may not live as long as we estimated when we issued the policy, and that our administrative expenses may also be higher than we estimated. If the amount we collect is higher than our expenses, we may generate a profit on this charge. We may use any profit to cover the cost of selling Park Avenue Life policies.


Income tax charge

We have the right to charge the Separate Account, the account through which we invest your premiums in the variable investment option, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or for any other tax-related charges associated with the Separate Account or the policies. We don't currently charge for taxes attributable to the Separate Account.

Deductions from mutual funds


Daily deductions are made from the assets of the mutual funds to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. These expenses vary from year to year. Except as noted below, the following chart shows the actual fees and expenses for each fund for the year ended December 31, 2001 as a percentage of the fund's average daily net assets.



--------------
34  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

Fees and expenses for mutual funds

                                                                                             Other                Total
                                                                                          expenses             expenses
                                                                                        (after any           (after any
                                                                                applicable waivers   applicable waivers
                                                  Advisory       Distribution          and expense          and expense
Fund name                                              fee        (12b-1) fee      reimbursements)      reimbursements)
-----------------------------------------------------------------------------------------------------------------------
Guardian Stock Fund                                  0.50%               None                0.03%                0.53%
-----------------------------------------------------------------------------------------------------------------------
Guardian Small Cap Stock Fund                        0.75%               None                0.09%                0.84%
-----------------------------------------------------------------------------------------------------------------------
Guardian Bond Fund(1)                                0.50%               None                0.07%                0.57%
-----------------------------------------------------------------------------------------------------------------------
Guardian Cash Fund                                   0.50%               None                0.05%                0.55%
-----------------------------------------------------------------------------------------------------------------------
Guardian VC 500 Index Fund(1)                        0.25%               None                0.03%                0.28%
-----------------------------------------------------------------------------------------------------------------------
Guardian VC Asset Allocation Fund                    0.50%               None                0.06%                0.56%
-----------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                   0.80%               None                0.19%                0.99%
-----------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                1.00%               None                0.48%                1.48%
-----------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund(1)                         0.50%               None                0.09%                0.59%
-----------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset
Management Trust(1)                                  0.50%               None                0.06%                0.56%
-----------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                           1.00%               None                0.09%                1.09%
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series(1)
(Initial Class)                                      0.75%               None                0.12%                0.87%
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return Series(1)
(Initial Class)                                      0.75%               None                0.14%                0.89%
-----------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series(1)
(formerly MFS Growth With
Income Series) (Initial Class)                       0.75%               None                0.15%                0.90%
-----------------------------------------------------------------------------------------------------------------------
MFS Bond Series(1)
(Initial Class)                                      0.60%               None                0.15%                0.75%
-----------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series(1)
(Initial Class)                                      0.90%               None                0.16%                1.06%
-----------------------------------------------------------------------------------------------------------------------
MFS Research Series(1)
(Initial Class)                                      0.75%               None                0.15%                0.90%
-----------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund
(Original Class)                                     0.97%               None                   --                0.97%
-----------------------------------------------------------------------------------------------------------------------
American Century VP
International Fund(1) (Original Class)               1.26%               None                   --                1.26%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series 1)                                           0.61%               None                0.24%                0.85%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund
(Series 1)                                           0.65%               None                0.42%                1.07%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series 1)
(formerly AIM V.I. Value Fund)                       0.60%               None                0.25%                0.85%
-----------------------------------------------------------------------------------------------------------------------



                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  35
                                                                  --------------

Fees and expenses for mutual funds (continued)
-----------------------------------------------------------------------------------------------------------------------
                                                                                             Other                Total
                                                                                          expenses             expenses
                                                                                        (after any           (after any
                                                                                applicable waivers   applicable waivers
                                                  Advisory       Distribution          and expense          and expense
Fund name                                              fee        (12b-1) fee      reimbursements)      reimbursements)
-----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities
Portfolio(1) (Initial Class)                         0.58%               None                0.11%                0.69%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)
(Initial Class)                                      0.48%               None                0.10%                0.58%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)
(Initial Class)                                      0.58%               None                0.13%                0.71%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio(1)
(Initial Class)                                      0.58%               None                0.10%                0.68%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio(1)
(Initial Class)                                      0.24%               None                0.11%                0.35%
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio(1)
(Institutional Shares)                               0.65%               None                0.02%                0.67%
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio(1) (Institutional Shares)                  0.65%               None                0.01%                0.66%
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio(1)
(Institutional Shares)                               0.65%               None                0.01%                0.66%
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio(1) (Institutional Shares)                  0.65%               None                0.04%                0.69%
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio
(Class B)                                            0.63%              0.25%                0.04%                0.92%
-----------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio
(Class B)                                            1.00%              0.25%                0.04%                1.29%
-----------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio
(Class B)                                            1.00%              0.25%                0.08%                1.33%
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio
(Class B)                                            0.00%              0.25%                0.95%                1.20%
-----------------------------------------------------------------------------------------------------------------------


(1) See Notes to fees and expenses table


--------------
36  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

Notes to fees and expenses table

The Guardian VC 500 Index Fund. Expenses for the year ended December 31, 2001 were 0.33% before applicable waivers and expense reimbursements.


The Guardian Bond Fund, Inc. Expenses include interest expense. If interest expense were not included, total expenses would be 0.56%.


Value Line Strategic Asset Management Trust and Value Line Centurion Fund. Total expenses have been grossed up to include custody credit arrangements. However, the credit received does not affect the funds' total expenses.


MFS Emerging Growth Series, MFS Total Return Series, MFS New Discovery Series, MFS Research Series, MFS Bond Series, and MFS Investors Trust Series. All of the MFS funds have expense offset arrangements which reduce their custodian fees based upon the amount of cash maintained by each fund with its custodian. The "Total fund operating expenses" in the table do not take into account this expense reduction and are therefore higher than the actual expenses of each fund. Had these fee reductions been taken into account, "Total Fund Operating Expenses" would be lower and would equal 0.86% for Emerging Growth, 0.88% for Total Return, 1.05% for New Discovery, 0.89% for Research and 0.89% for Investors Trust Series. MFS has contractually agreed, subject to reimbursement, to bear expenses for the New Discovery and Bond Series such that "Other Expenses" (after taking into account the expense offset arrangement above) do not exceed 0.15% of the average daily net assets during the fiscal year reflected above. Without this reimbursement, "Total Operating Expenses" would be 1.09% for New Discovery Series and 1.00% for Bond Series. These contractual arrangements will continue until at least May 1, 2003 unless changed with the consent of the Board of Trustees which oversees the series.

Fidelity VIP Growth Opportunities Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Contrafund Portfolio. Total expenses shown for Fidelity portfolios are before expense reductions or reimbursement. A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or Fidelity Management & Research Company (Fidelity) on behalf of certain funds, custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, the total operating expenses presented in the table would have been 0.57% for Equity-Income, 0.64% for Contrafund, 0.70% for High Income and 0.69% for Growth Opportunities.



                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  37
                                                                  --------------

Fidelity VIP Index 500 Portfolio. Total expenses shown are before expense reductions and reimbursement. Fidelity agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the management fee, other expenses and total expenses would have been 0.24%, 0.11%, and 0.35%, respectively. This reimbursement may be discontinued by the Fund's manager at any time.

Value Line Strategic Asset Management Trust and Value Line Centurion Fund. The operational expenses for Value Line Strategic Asset Management Trust and Value Line Centurion Fund reflect expense reimbursements paid by those funds to us for certain administrative and shareholder servicing expenses that we incur on their behalf. For the year ended December 31, 2001, we were reimbursed $608,464 by Value Line Strategic Asset Management Trust, and $420,084 by Value Line Centurion Fund.

AllianceBernstein Value Portfolio. Had the advisor not absorbed certain fees and expenses, the Total Operating Expenses of the portfolio would have been 2.47%. For the period beginning May 1, 2002, Total Operating Expenses of the portfolio will be capped at 1.45%.

We have also entered into agreements with certain fund advisers under which we will be reimbursed for certain administrative, distribution or other expenses that we incur as a result of offering certain funds, including the MFS, AIM, Fidelity, Janus and Alliance funds, to our policyowners. The amount of compensation may be based on assets of the fund attributable to policies we issue and may vary from adviser to adviser.



--------------
38  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

--------------------------------------------------------------------------------
YOUR ALLOCATION OPTIONS
--------------------------------------------------------------------------------

AS PART OF YOUR POLICY you are able to direct where a portion of your premiums are allocated. There are several variable investment options and a fixed-rate option. You may choose up to seven allocation options at any time.

--------------------------------------------------------------------------------

THE VARIABLE INVESTMENT OPTIONS

The variable investment options give you the opportunity to invest a portion of your net premiums, indirectly, in a series of mutual funds offering variable rates of return. The value of your investments will vary depending on the performance of the mutual funds. There is no minimum guaranteed policy account value for the portion of your policy that is held in the variable investment options.

The Separate Account

The Separate Account is the account through which we invest your net premiums in the variable investment options. We are the record owner of the assets in the Separate Account, and use them exclusively to support the variable life insurance policies issued through the Separate Account. The Separate Account consists of 31 investment divisions, each corresponding to a mutual fund in which the Separate Account invests. The Separate Account was established by GIAC's Board of Directors on November 18, 1993 under the insurance law of the state of Delaware, and meets the definition of a separate account under the federal securities laws.

Our Separate Account is registered with the SEC as a unit investment trust - a type of investment company under the Investment Company Act of 1940 (the 1940
Act). Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where the company is authorized to do business.

GIAC owns the assets held in the Separate Account. The assets equal to the reserves and other liabilities of the Separate Account are used only to support the variable life insurance policies issued through the Separate Account. Delaware insurance law provides that these assets may not be used to satisfy liabilities arising from any other business that GIAC may conduct. This means that the assets supporting policy account values maintained in the variable investment options are not available to meet the claims of GIAC's general creditors. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account.


                                                                  --------------
ALLOCATION OPTIONS                                                PROSPECTUS  39
                                                                  --------------

Such assets can include GIAC's direct contributions to the Account, accumulated charges for mortality and expense risks or the investment results attributable to GIAC's retained assets. Because such retained assets do not support policy account values, GIAC may transfer them from the Separate Account to its general account.

Each mutual fund is briefly described below. Complete information can be found in the accompanying fund prospectuses.

The Funds


Each of the funds corresponding to a variable investment option is either an open-end management company or a series of an open-end management company registered with the Securities and Exchange Commission. The funds don't charge us for buying or selling their shares, allowing us to buy and sell them at their net asset value in response to your instructions and other policy-related transactions.


Currently, other investment products that we and other insurers offer are also able to invest in certain of the mutual funds through the Separate Account. While the Board of Directors of each fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts arising out of this arrangement, we may also take actions to protect the interests of our policyowners. For more information see Rights reserved by GIAC, and the prospectuses for the individual mutual funds.

Investment objectives and policies of the Funds

Each fund has a different investment objective that it tries to achieve by following certain investment policies. These objectives affect the potential risks and returns for each fund, and there is no guarantee that a fund will be able to meet its investment objectives fully. Some funds have similar investment objectives and policies to other funds managed by the same adviser. The investment results of the funds, however, may be higher or lower than the adviser's other funds. There is no assurance, and we make no representation, that the performance of any fund will be comparable to the performance results of any other fund.

The table below summarizes each fund's investment objective, along with the typical investments that make up that fund.




--------------
40  PROSPECTUS                                                ALLOCATION OPTIONS
--------------

Summary of fund objectives and policies

Fund                                    Investment objectives                     Typical investments
-------------------------------------------------------------------------------------------------------------------------------
Guardian Stock Fund                     Long-term growth of capital               U.S. common stocks
-------------------------------------------------------------------------------------------------------------------------------
Guardian VC Asset Allocation Fund       Long-term total investment return         Shares of The Guardian VC 500 Index Fund,
                                        consistent with moderate investment       The Guardian Stock Fund, The Guardian Bond
                                        risk                                      Fund, and The Guardian Cash Fund
-------------------------------------------------------------------------------------------------------------------------------
Guardian VC 500 Index Fund              Seeks to match the investment             Common Stocks of companies in the S&P
                                        performance of the Standard &             Index, which emphasizes large U.S. Companies
                                        Poor's 500 Composite Stock Price
                                        Index ("the S&P Index")
-------------------------------------------------------------------------------------------------------------------------------
Guardian Small Cap Stock Fund           Long-term growth of capital               U.S. common stocks of companies with small
                                                                                  market capitalization
-------------------------------------------------------------------------------------------------------------------------------
Guardian Bond Fund                      Maximum income without undue              Investment grade debt obligations
                                        risk of principal
-------------------------------------------------------------------------------------------------------------------------------
Guardian Cash Fund                      High level of current income;             Money market instruments
                                        preservation of capital
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      Long-term capital appreciation            Common stocks and convertible securities
                                                                                  issued by foreign companies
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund   Long-term capital appreciation            Common stocks and convertible securities
                                                                                  of emerging market companies
-------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               Long-term growth of capital               U.S. common stocks (with selections based
                                                                                  on rankings by the Value Line ranking system)
-------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset              High total investment return              U.S. common stocks (with selections on
Management Trust                        consistent with reasonable risk           rankings by the Value Line ranking system),
                                                                                  bonds and money market instruments
-------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund              Growth of capital; current income         U.S. common stocks and convertible
                                        as a secondary objective                  securities
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series              Long-term growth of capital               U.S. common stocks of emerging growth
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                 Above-average income (compared            Equity securities and non-convertible fixed
                                        to a portfolio invested entirely in       income securities
                                        equity securities) consistent
                                        with prudent employment of
                                        capital, and secondarily to
                                        provide a reasonable opportunity
                                        for growth of capital and income
-------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series              Long-term growth of capital with a        Equity securities issued by U.S. and foreign
(formerly MFS Growth With               secondary objective to seek reasonable    companies
Income Series)                          current income
-------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                To seek capital appreciation              Equity securities of companies that offer
                                                                                  superior prospects for growth, both U.S. and
                                                                                  foreign
-------------------------------------------------------------------------------------------------------------------------------


MFS Research Series                     Long-term growth of capital and           Equity securities of companies believed to
                                        future income                             possess better than average prospects for
                                                                                  long-term growth
-------------------------------------------------------------------------------------------------------------------------------



                                                                  --------------
ALLOCATION OPTIONS                                                PROSPECTUS  41
                                                                  --------------

Fund                                    Investment objectives                     Typical investments
-------------------------------------------------------------------------------------------------------------------------------
MFS Bond Series                         As high a level of current income as      Convertible and non-convertible debt
                                        is believed consistent with prudent       securities and preferred stocks; U.S.
                                        investment risk and secondarily to        government securities; mortgage-backed and
                                        protect shareholders' capital             asset-backed securities; commercial paper;
                                                                                  repurchase agreements; derivative securities;
                                                                                  foreign securities; cash or cash equivalents
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund          Long-term capital growth with             Equity securities of well-established
                                        income as a secondary objective           intermediate-to-large companies whose
                                                                                  securities are believed to be undervalued
-------------------------------------------------------------------------------------------------------------------------------
American Century VP International       Capital growth                            International common stocks with potential
Fund                                                                              for appreciation
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                        Growth of capital through investments     Common stocks
Appreciation Fund                       in common stocks with emphasis on
                                        medium and small-sized growth
                                        companies
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund          High total return                         Securities of domestic and  foreign public
                                                                                  utility companies
-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund            Long-term growth of capital.              Equity securities judged by the fund's adviser
(formerly AIM V.I. Value Fund)          Income is a secondary objective           to be undervalued.
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                     Capital growth                            Common stocks and convertibles
Opportunities Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP                            Long-term capital appreciation            U.S. and foreign common stocks of companies
Contrafund Portfolio                                                              believed to be undervalued

-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income              Reasonable income with capital            Income-producing equity securities
Portfolio                               appreciation as a secondary objective
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio      High level of current income              High-yielding debt securities with an emphasis
                                                                                  on lower-quality securities
-------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio        Total return that corresponds             Equity securities of companies
                                        to that of the Standard  & Poor's         that compose the Standard & Poor's
                                        500 Index                                 500 and in other instruments that
                                                                                  are based on the value of the Index

-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth           Long-term growth of capital               A nondiversified portfolio of equity
Portfolio                                                                         securities of medium-sized companies
-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Capital Appreciation        Long-term growth of capital               A nondiversified portfolio of equity
Portfolio                                                                         securities of companies of any size

-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio            Long-term growth of capital in a          Common stocks of issuers of any size
                                        manner consistent with preservation
                                        of capital
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide                   Long-term growth of capital in a          Common stocks of foreign and U.S. issuers;
Growth Portfolio                        manner consistent with preservation       usually invests in at least five countries,
                                        of capital                                including the U.S.
-------------------------------------------------------------------------------------------------------------------------------

Alliance Growth & Income Portfolio      Seeks to provide reasonable current       Dividend paying common stocks of good
                                        income and reasonable opportunity         quality; also fixed-income, convertible
                                        for capital appreciation                  securities, and securities of foreign issuers
-------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio       Seeks growth of capital by pursuing       Equity securities of a limited number of
                                        aggressive investment policies            large, carefully selected high quality U.S.
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio           Seeks growth of capital and only          Securities of companies that use technology
                                        incidentally current income               extensively in the development of new or
                                                                                  improved products or processes
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio       Seeks long-term growth of capital         Diversified portfolio of equity securities
-------------------------------------------------------------------------------------------------------------------------------


(1) Some of these Funds may not be available in your state.


--------------
42  PROSPECTUS                                                ALLOCATION OPTIONS
--------------

      Total returns do not reflect deductions
--------------------------------------------------------------------------------
      These total returns are for the funds only and do not reflect the effects of deductions from policy premiums, monthly deductions, transaction deductions or deductions from the Separate Account. Including the effects of these deductions reduces returns. See Special terms used in this prospectus and Deductions and charges for additional information.


Investment performance of the funds


The table below shows the average annual total returns for the mutual funds for years ended December 31, 2001. The performance figures reflect the deduction of fund investment advisory fees and operating expenses, and assume that any dividends and capital gains are reinvested in the fund. These figures do not reflect how the funds' investment performance will affect the value of your policy, because they do not take into account the insurance and other charges we deduct from your policy. If these charges were taken into account, total returns for each fund would be lower. Also, past returns should not be used to predict future performance. Total returns for The Guardian Cash Fund are not presented here.

                                                Years ended December 31, 2001
                                               --------------------------------
                                                                       10 Years
                                                                       or since
Fund name                                                            inception,
and inception date                               1 Year    5 Years      if less
-------------------------------------------------------------------------------

The Guardian Stock Fund
(4/13/83)                                       (21.44%)     6.45%       12.75%
-------------------------------------------------------------------------------
The Guardian VC 500 Index Fund(1)
(9/13/99)                                       (11.92%)       --        (6.42%)
-------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
(7/16/97)                                        (7.83%)       --         5.86%
-------------------------------------------------------------------------------
The Guardian Bond Fund
(5/1/83)                                          8.86%      6.95%        6.82%
-------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund
(9/13/99)                                        (9.03%)       --         0.79%
-------------------------------------------------------------------------------
Baillie Gifford International Fund
(2/8/91)                                        (20.40%)     3.74%        6.62%
-------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
(10/17/94)                                        6.30%     (0.23%)       1.04%
-------------------------------------------------------------------------------
Value Line Centurion Fund
(11/15/83)                                      (16.35%)     7.76%       10.45%
-------------------------------------------------------------------------------
Value Line Strategic Asset Management
Trust (10/1/87)                                 (12.92%)    10.22%       11.49%
-------------------------------------------------------------------------------
Gabelli Capital Asset Fund(1)
(5/1/95)                                          2.56%     15.62%       14.61%
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
(Series 1) (5/5/93)                             (23.28%)     6.00%       11.75%
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund
(Series 1) (5/2/94)                             (27.93%)     5.91%        8.26%
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series 1)
(formerly AIM V.I. Value Fund) (5/5/93)         (12.56%)     9.69%       13.41%
-------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)
(Initial Class) (9/19/85)                       (11.73%)    (3.58%)       5.28%
-------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio(1)
(Initial Class) (8/27/92)                       (12.09%)    10.37%       13.43%
-------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio(1)
(Initial Class) (1/3/95)                        (12.28%)    10.44%       15.75%
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)
(Initial Class) (10/9/86)                        (4.96%)     9.40%       13.61%
-------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Portfolio(1) (Initial Class)) (1/3/95)          (14.42%)     3.69%        9.43%
-------------------------------------------------------------------------------
American Century VP Value Fund
(Original Class) (5/1/96)                        12.82%     11.80%       12.61%
-------------------------------------------------------------------------------

(1)   See Notes to Investment Performance of the Funds.



                                                                  --------------
ALLOCATION OPTIONS                                                PROSPECTUS  43
                                                                  --------------

                                                Years ended December 31, 2001
                                               --------------------------------
                                                                       10 Years
                                                                       or since
Fund name                                                            inception,
and inception date                               1 Year    5 Years      if less
-------------------------------------------------------------------------------
American Century VP International
Fund(1) (Original Class) (5/1/94)               (29.17%)     6.37%        6.84%
-------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio(1) (Institutional Shares)
(9/13/93)                                       (39.45%)     7.08%       12.51%
-------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio(1) (Institutional Shares)
(5/1/97)                                        (21.67%)       --        17.73%
-------------------------------------------------------------------------------
Janus Aspen Growth Portfolio(1)
(Institutional Shares) (9/13/93)                (24.73%)     9.05%       11.83%
-------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio(1) (Institutional Shares)
(9/13/93)                                       (22.44%)    11.12%       15.75%
-------------------------------------------------------------------------------
MFS Emerging Growth Series(1)
(Initial Class) (7/24/95)                       (33.49%)    (9.10%)      12.41%
-------------------------------------------------------------------------------
MFS Investors Trust Series
(formerly MFS Growth with Income
Series)(1) (Initial Class) (10/9/95)            (15.95%)     7.29%       10.73%
-------------------------------------------------------------------------------
MFS New Discovery Series(1)
(Initial Class) (5/1/98)                         (5.03%)       --        14.62%
-------------------------------------------------------------------------------
MFS Bond Series(1)
(Initial Class) (10/24/95)                        8.71%      6.57%        6.14%
-------------------------------------------------------------------------------
MFS Research Series(1)
(Initial Class) (7/26/95)                       (21.25%)     6.64%       10.19%
-------------------------------------------------------------------------------
MFS Total Return Series(1)
(Initial Class) (1/3/95)                          0.25%     10.31%       13.20%
-------------------------------------------------------------------------------
Alliance Growth & Income Portfolio(1)
(Class B) (6/1/99)                                0.15%        --         5.84%
-------------------------------------------------------------------------------
Alliance Premier Growth Portfolio(1)
(Class B) (7/14/99)                              (17.4%)       --        (9.69%)
-------------------------------------------------------------------------------
Alliance Technology Portfolio(1)
(Class B) (9/22/99)                             (25.45%)       --        (7.75%)
-------------------------------------------------------------------------------
AllianceBernstein Value Portfolio(1)
(Class B) (5/1/01)                                  --         --        0.701%
-------------------------------------------------------------------------------

(1)   See Notes to Investment Performance of the Funds.


These total returns are for the funds only and do not reflect the effects of deductions from policy premiums, monthly deductions, transaction deductions or any deductions from the Separate Account. Including the effects of these deductions reduces returns under the policy. See Special terms used in this prospectus and Deductions and charges for additional information.

Notes to Investment Performance of the Funds


The Guardian VC 500 Index Fund. Results reflect the effects of expense reimbursements, without which returns for all periods shown would be lower.

Gabelli Capital Asset Fund. For the period from May 1, 1995 through December 31, 1995, the Manager and the Adviser of Gabelli Capital Asset Fund absorbed a portion of the fund's operating expenses. Total returns would have been lower if these expenses had not been absorbed.

American Century VP International Fund. For the period from October 1, 1998 through November 16, 1998, the advisor voluntarily waived a portion of its management fee. Total returns would have been lower if this waiver had not occurred.

Fidelity VIP Contrafund Portfolio, Fidelity Equity-Income Portfolio, Fidelity Growth Opportunities, Fidelity Index 500 Portfolio, and Fidelity High Income Portfolio. Total returns would have been lower had certain expenses not been reduced during the periods shown as a result of expense reimbursement/offset arrangements.


Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio. Total returns reflect the effects of fee waivers and/or expense offset arrangements. In the absence of such arrangements, total returns would have been lower.


MFS Investors Trust Series, MFS Emerging Growth Series, MFS New Discovery Series, MFS Research Series, MFS Total Return Series, and MFS Bond Series. Total returns for these series reflect the effects of fee waivers and/or expense offset arrangements. In the absence of such arrangements, total returns would have been lower.

Alliance Growth & Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio. Inception dates stated are for Class A shares. This product makes available to policyowners only Class B shares of these portfolios. Class B shares use an asset-based distribution fee (12b-1 fee). Initial offering of Class B shares for Alliance Growth & Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio took place on June 1, 1999, July 14, 1999, and September 22, 1999, respectively, at which time a 0.25% 12b-1 fee was imposed. Returns stated do not precede the inception dates for the Class B shares.

AllianceBernstein Value Portfolio Cumulative return. Total returns reflect the effects of fee waivers and/or expense offset arrangements. In the absence of such arrangements, total returns would have been lower.



--------------
44  PROSPECTUS                                                ALLOCATION OPTIONS
--------------

The funds' investment advisers

All of the funds' investment advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940 (Advisers Act).

Guardian Investor Services LLC

The Guardian Stock Fund, The Guardian Small Cap Stock Fund, The Guardian Bond Fund, The Guardian Cash Fund, The Guardian VC 500 Index Fund and The Guardian VC Asset Allocation Fund (the Guardian funds) are advised by Guardian Investor Services LLC (GIS), 7 Hanover Square, New York, New York, 10004. GIS is wholly owned by GIAC.


Guardian Baillie Gifford Limited


Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund are advised by Guardian Baillie Gifford Limited (GBG), 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. GBG is regulated in the UK by the Financial Services Authority (FSA). GBG was incorporated in Scotland by GIAC and Baillie Gifford Overseas Limited (BG Overseas) in November 1990. BG Overseas is wholly owned by Baillie Gifford & Co., which is currently one of the largest investment management partnerships in the United Kingdom.


Baillie Gifford Overseas Limited


GBG has appointed BG Overseas to serve as sub-investment adviser to Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund. Like GBG, BG Overseas is located at 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. BG is also regulated by the FSA. No separate or additional fee is paid by the fund to BG Overseas.


Value Line, Inc.

Value Line Strategic Asset Management Trust and Value Line Centurion Fund are advised by Value Line, Inc., 220 East 42nd Street, New York, New York 10017.

Gabelli Funds, LLC


Gabelli Capital Asset Fund is managed by GIS, which has appointed Gabelli Funds, LLC as the investment adviser to the Fund. The adviser has its principal offices at One Corporate Center, Rye, New York 10580. No separate or additional fee is paid by the Fund to the adviser.


Massachusetts Financial Services Company

MFS Investors Trust Series, MFS Emerging Growth Series, MFS Bond Series, MFS New Discovery Series, MFS Research Series and MFS Total Return Series are advised by Massachusetts Financial Services Company (MFS), 500 Boylston Street, Boston, MA. MFS is a subsidiary of Sun Life of Canada (U.S.) which is itself an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada.


                                                                  --------------
ALLOCATION OPTIONS                                                PROSPECTUS  45
                                                                  --------------

American Century Investment Management, Inc.


The American Century VP Value Fund and the American Century VP International Fund are advised by American Century Investment Management, Inc. (American Century), American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


A I M Advisors, Inc.


AIM V.I. Premier Equity Fund, AIM V.I. Global Utilities Fund and AIM V.I. Capital Appreciation Fund are advised by A I M Advisors, Inc. (AIM), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.


Fidelity Management & Research Company


The Fidelity VIP Growth Opportunities Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP ContraFund Portfolio and Fidelity VIP Index 500 Portfolio are advised by Fidelity Management & Research Company (Fidelity), 82 Devonshire Street, Boston, Massachusetts 02109.

On behalf of the Fidelity VIP High Income, Fidelity VIP Contrafund Portfolio, and Fidelity VIP Growth Opportunities Portfolios, Fidelity has sub-investment advisory agreements with two affiliates, Fidelity U.K. and Fidelity Far East. No separate or additional fee is paid by the portfolios to the sub-adviser.

Bankers Trust Company (BT) has been appointed sub-investment adviser to the Fidelity VIP Index 500 Portfolio. BT, a New York Banking Corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. No separate or additional fee is paid by the Portfolio to BT.

Janus Capital Management LLC

Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, and Janus Aspen Worldwide Growth Portfolio are advised by Janus Capital Management LLC (Janus), 100 Fillmore Street, Denver 80206.

Alliance Capital Management L.P.

The Alliance Growth & Income Portfolio, AllianceBernstein Value Portfolio, Alliance Premier Growth Portfolio, and Alliance Technology Portfolio are advised by Alliance Capital Management L.P. (Alliance) whose principal office is located at 1345 Avenue of the Americas, New York, New York 10105.



--------------
46  PROSPECTUS                                                ALLOCATION OPTIONS
--------------

      Fixed-rate option
--------------------------------------------------------------------------------
      The net premiums you allocate to the fixed-rate option earn a set rate of interest. Your policy account value in the fixed-rate option is backed by GIAC's general account.

THE FIXED-RATE OPTION

The net premiums you allocate to the fixed-rate option earn a set rate of interest. You may allocate some or all of your net premiums to the fixed-rate option, and may transfer some or all of your investments in the variable investment options into the fixed-rate option. There are restrictions on making transfers out of the fixed rate option. See Transfers between the investment options. Your policy account value in the fixed-rate option is backed by GIAC's general account.

We have not registered the fixed-rate option or our general account as investment companies, and interests in the fixed-rate option are not registered under the Securities Act of 1933. The SEC staff does not review the prospectus disclosure about the fixed-rate option or the general account, but the information we present may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of information appearing in a prospectus.

Amounts in the fixed-rate option

The total amount that you have invested in the fixed-rate option consists of:

o the portion of your net premiums and any loan repayments that you have allocated to this option, plus

o any amounts that you have transferred to this option from the variable investment options, plus

o     the interest paid on your policy account value in this option, minus

o any deductions or withdrawals from the fixed-rate option, including applicable charges

You earn interest at a guaranteed rate, from the date of transfer or allocation until your next policy anniversary, at which time the interest rate for the total amount you have invested in the fixed-rate option is set for the coming year. Because different interest rates may be in effect as you make transfers and contributions throughout the year, your effective interest rate for that year may be a weighted average of the different rates which apply to the portions of your policy account value in the fixed-rate option. Interest accrues daily on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. The minimum annual interest rate for the fixed-rate option is 4%. We will tell you of any changes in the current interest rate for the fixed-rate option as they occur. We are not obliged to pay more than 4% in interest, although we may choose to do so.


                                                                  --------------
ALLOCATION OPTIONS                                                PROSPECTUS  47
                                                                  --------------

--------------------------------------------------------------------------------
SPECIAL FEATURES OF YOUR POLICY
--------------------------------------------------------------------------------

      Policy loans
--------------------------------------------------------------------------------
      While the insured is alive, you may borrow all or a portion of the loan value of your policy, by assigning your policy to us as collateral for your loan.

POLICY LOANS

After the first year of your policy and while the insured is alive, you may borrow all or a portion of the loan value of your policy, by assigning your policy to us as collateral for your loan. Your policy's loan value is:

o 90% of the cash surrender value of your policy on the date we receive your written request, minus

o     the amount of any outstanding policy debt.

You may not take a policy loan during the first year of your policy or if your policy has lapsed and is being continued under the fixed-benefit extended term insurance policy value option.

The minimum loan amount is $500, unless it is an Automatic Premium Loan. Generally, we will pay loan proceeds to you within seven days of receiving your request (see Policy proceeds for exceptions to this general rule). If you are taking an Automatic Premium Loan, you will not actually receive any money. Instead, the proceeds will be used to pay the policy premium that is due.

We will transfer the amount of your loan first proportionately from your policy account value in the variable investment options, and if this is insufficient, from your policy account value in the fixed-rate option, into our Loan Collateral Account.

When taking out a policy loan, you should consider:

o amounts transferred out of the variable and fixed-rate options and into our Loan Collateral Account are no longer affected by the investment experience, positive or negative, of those allocation options

o as a result, taking a policy loan will have a permanent effect on your policy account value, even once the loan is repaid in full

o the amount of your policy that is available for withdrawal or surrender, and your policy's death benefit proceeds, will also be reduced dollar-for-dollar by the amount of any policy debt

o if your policy is considered to be a modified endowment contract under the Internal Revenue Code, there may be tax consequences associated with taking a policy loan or using your policy's Automatic Premium Loan feature. See Tax considerations for a discussion of modified endowment contracts and the effects on policy loans.


--------------
48  PROSPECTUS                                                  SPECIAL FEATURES
--------------

      Interest on policy loans
--------------------------------------------------------------------------------
      We charge interest at an annual rate of 8% on all outstanding policy debt.

Interest on your policy loan

We charge interest at an annual rate of 8% on all outstanding policy debt. Interest accrues daily and is due on each policy anniversary. If you do not pay the interest on your loan when it is due, we will transfer the interest that you owe first proportionately from your policy account value in the variable investment options, and if this is insufficient, from the fixed-rate option, into our Loan Collateral Account, and add that interest to your policy debt.

The investments in the Loan Collateral Account will earn interest at a minimum annual rate of 6%. Although this means that you are effectively paying a maximum of 2% interest on your policy loans, you are expected to pay the loan interest charged, when it is due.

Repaying your policy loan

You may repay all or part of any outstanding policy debt at any time while the insured is alive and the policy is in force, or has been continued after lapse under the reduced paid-up or variable reduced paid-up insurance policy value options. See Policy value options. Unless your loan repayment is made along with your policy premium, the minimum loan repayment amount is $100 or the outstanding balance of your policy debt, whichever is lower.

If the insured has died and the death benefit proceeds have not been paid, either in cash or under a payment option, you have 60 days after his or her death to repay any policy debt. We will then increase the amount payable to the beneficiary by the amount of your repayment.

When you make a loan repayment, we transfer out of the Loan Collateral Account the amount of your repayment, minus a proportional amount of any accrued interest owing, plus a proportional amount of any accrued interest we owe you on the amount that was being held in the Loan Collateral Account. Your repayment will be credited first to the fixed-rate option, up to the amount that was deducted for your loan, then into the variable investment options according to your current allocation instructions. The amount credited to the fixed-rate option will earn the interest rate in effect at that time.

Transfers under your policy that are made in connection with policy loans are not subject to transfer charges. Also, loan repayments are not subject to premium tax, DAC tax or premium sales charges, so it may be to your advantage, if you have outstanding loans or interest, to make loan repayments rather than unscheduled payments.


                                                                   -------------
SPECIAL FEATURES                                                   PROSPECTUS 49
                                                                   -------------

If, on any monthly date, you owe more in loans and interest than your cash surrender value, we will notify you that a loan repayment is required for your policy to remain in force. Your policy will lapse 31 days after the default date set out in our notice if we do not receive:

o the amount by which your policy debt exceeds the cash surrender value on the monthly date in question, plus

o     10% of the cash surrender value on that monthly date.

If the insured dies after we have sent this notice, but before the 31 days are up, we will pay the beneficiary the death benefit proceeds, minus any policy debt and unpaid interest.

      Decreasing the face amount
--------------------------------------------------------------------------------
      After the first year of your policy, you may request a reduction in its face amount, which is the guaranteed minimum amount your policy will pay at death or maturity.

DECREASING THE FACE AMOUNT

After the first year of your policy, you may request a reduction in its face amount, which is the guaranteed minimum amount your policy will pay at death or maturity. To do this we require that:

o you make your request in writing and we receive it at our customer service office

o     the insured is alive when we receive your request

o the reduction is at least $10,000 unless it is caused by a partial withdrawal, in which case the partial withdrawal rules apply, and

o the new face amount is not lower than our minimum face amount, currently $100,000, unless the reduction is caused by a partial withdrawal.

We reduce your face amount on the monthly date coinciding with or next following the date we approve your request. If you reduce the face amount in the first 12 years of your policy, we will deduct a surrender charge from your policy account value, as described in Transaction deductions.

A partial withdrawal may also result in a reduction in your policy's face amount. If, as a result of a partial withdrawal, we must reduce your face amount, we will reduce it by the amount of the partial withdrawal which exceeds the difference, if positive, between (i) the policy account value, and (ii) the face amount multiplied by the net single premium on the date of the partial withdrawal. The face amount will also be reduced by the withdrawal charge and any applicable surrender charges.


--------------
50  PROSPECTUS                                                  SPECIAL FEATURES
--------------

Your death benefit option will determine how your policy is affected by a reduction in the face amount due to a partial withdrawal:

o under Option 1, a partial withdrawal will typically cause an immediate reduction in your policy's face amount

o under Option 2, a partial withdrawal will not reduce your policy's face amount, as long as your policy account value is higher than the current benchmark value. However, the amount of your death benefit will decline with each partial withdrawal.

When you reduce your policy's face amount, we reduce the premiums, benefits and certain charges that are calculated using the face amount. These include:

o     your basic scheduled premium

o     your policy's benchmark values

o     surrender charges

o     policy account value

o     your monthly deductions

o     the variable insurance amount, and

o     any additional rider coverage.

We will send you new policy pages reflecting the changes resulting from your reduction in the face amount.

Reducing the face amount of your policy may have tax consequences, including possibly causing it to be considered a modified endowment contract under the Internal Revenue Code. See Tax considerations.

You cannot increase the face amount of your Park Avenue Life policy.

      Partial withdrawals
--------------------------------------------------------------------------------
      After the first year of your policy, you may withdraw part of your policy's net cash surrender value. The minimum net partial withdrawal is $500.

PARTIAL WITHDRAWALS

After the first year of your policy, you may withdraw part of your policy's net cash surrender value. You must make your request for withdrawal in writing, and the insured must be alive when you make the withdrawal. The minimum net partial withdrawal is $500.


                                                                   -------------
SPECIAL FEATURES                                                   PROSPECTUS 51
                                                                   -------------

If we approve your request, it will be effective as of the valuation date we receive it at our customer service office. The proceeds will normally be paid within seven days of the time we receive your request. We will not approve or process a partial withdrawal if, after all related charges:

o your cash surrender value would be less than the benchmark value as of the date of your withdrawal, or

o     your policy would have no net cash surrender value.

We will tell you if these conditions apply.

For each partial withdrawal we will charge you $25 or 2% of the amount of your withdrawal, whichever is lower, in addition to any surrender charges that may apply. This covers our administrative costs.

We will deduct the amount of your withdrawal and any charges as follows:

o proportionately from the variable investment options in which your policy is invested

o then, if these amounts are insufficient to meet your withdrawal request, the remainder of the withdrawal will be deducted from your policy account value in the fixed-rate option.

In addition to reducing your net cash surrender value, partial withdrawals reduce the amount of your policy's death benefit on a dollar-for-dollar basis, as follows:

o under Option 1, each partial withdrawal will typically cause an immediate equal reduction in the face amount

o under Option 2, the reduction in your death benefit will generally be the same as the reduction in your policy's net cash surrender value.

The tax consequences of making partial withdrawals are discussed under Tax considerations.


-------------
52 PROSPECTUS                                                   SPECIAL FEATURES
-------------

      Surrendering your policy
--------------------------------------------------------------------------------
      You may surrender your policy for its net cash surrender value while the insured is alive. Your policy's net cash surrender value will normally be paid within seven days of the time we receive your request.

SURRENDERING YOUR POLICY

You may surrender your policy for its net cash surrender value while the insured is alive. We will calculate your policy's net cash surrender value on the valuation date we receive your written request, which must include your policy, or an acceptable affidavit confirming that you've lost your policy, at our customer service office. Your policy's net cash surrender value will normally be paid within seven days of the time we receive your request. Your policy's net cash surrender value will be calculated as follows:

o your policy account value, including any amount held in the Loan Collateral Account, minus

o     any surrender charge, minus

o     any outstanding policy debt, plus

o any policy premium assessments that you have paid beyond the next monthly date.

--------------------------------------------------------------------------------

Example

Surrender in policy year 5
--------------------------------------------------------------------------------
Male insured, Age 35
--------------------------------------------------------------------------------
Preferred Premium Class, Nonsmoker
--------------------------------------------------------------------------------
Face Amount, $250,000
--------------------------------------------------------------------------------
Annual Policy Premium, $2,225
--------------------------------------------------------------------------------
Assuming, 6% hypothetical gross return: (4.56% net return)
(See Appendix A)
--------------------------------------------------------------------------------

Policy Account Value                                  $  8,410
-------------------------------------          ---------------------------------
Deferred Administrative Charge                         (800.00)
-------------------------------------          ---------------------------------
Deferred Sales Charge                                  (467.25)
-------------------------------------          ---------------------------------
Policy Debt                                                  0
-------------------------------------          ---------------------------------
Pre-paid Policy Premium Assessments                          0
-------------------------------------          ---------------------------------
Net Cash Surrender Value                              $  7,143

--------------------------------------------------------------------------------

The deferred administrative charge and deferred sales charge are surrender charges, which gradually decline to zero by the end of the 12th policy year. See Deductions and charges. All insurance coverage will end on the valuation date we calculate your policy's net cash surrender value. For a discussion of the tax consequences of surrendering your policy, see Tax considerations.


                                                                   -------------
SPECIAL FEATURES                                                   PROSPECTUS 53
                                                                   -------------

      Transfers
--------------------------------------------------------------------------------
      You may ask us to transfer your policy account value in and out of the variable investment options, or into the fixed-rate option, at any time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower.

TRANSFERS BETWEEN THE INVESTMENT OPTIONS


You may ask us to transfer your policy account value in and out of the variable investment options, or into the fixed-rate option, at any time. We will make transfers based on the unit values at the end of the valuation date on which we receive your instructions, either in writing or by telephone. You can request a transfer by writing to our customer service office or by calling 1-800-441-6455. Written requests that are received after 4:00 p.m. New York time will be effective on the next valuation date. Before you can request transfers over the telephone, you must first establish a Personal Identification Number (PIN). You can establish a PIN by sending us an executed Telephone Fund Transfer/Premium Allocation Change Form. Contact your Registered Representative or call 1-800-441-6455 to obtain a copy of this form.


We will accept transfer instructions by telephone between 9:00 a.m. and 3:30 p.m. New York time on each day that we are open for business. We will ask callers to provide identification and a personal security code for the policy, and will accept the instructions of anyone who can provide this information. We may also record telephone transfer requests without notifying the caller. If we reasonably believe that telephone instructions are genuine, we are not liable for any losses, damages or costs resulting from a transaction. As a result, you bear the risk of any losses caused by unauthorized or fraudulent telephone transactions.

The rules for telephone transfers are subject to change, and we reserve the right to suspend or withdraw this service without notice. During periods of financial market or economic volatility, it may be difficult to contact us in order to make a transfer by telephone. If this happens, you should send your request to us in writing.


Your net premiums and policy account value may not be invested or allocated to more than seven of our allocation options at any one time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower. If you make more than twelve transfers within a policy year, we reserve the right to charge you $25 for each additional transfer. We do not currently charge for additional transfers. We also reserve the right to limit you to one transfer every 30 days. There are also restrictions on making transfers out of the fixed-rate option, which are outlined below. The policy is not designed for market timing activity and frequent transfers. A Fund may restrict or refuse purchases or redemptions of shares in its portfolio if the Fund determines that the activity is disruptive to the management of the portfolio's investments. If a Fund exercises its right to restrict or refuse transactions by the Separate Account as a result of your activity we will not process your transfer request.



-------------
54 PROSPECTUS                                                   SPECIAL FEATURES
-------------

The policy is not designed for market timing activity such as frequent transfers or account rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other policyowners. We will apply restrictions that we reasonably believe will prevent any disadvantage to other policyowners. Restrictions may be imposed without prior notice and may include, without limitation:

o     limiting the frequency of transfers to not more than once every 30 days;

o imposing a fee of $25 per transfer, if you make more than twelve transfers within a policy year;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

o refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.


TRANSFERS FROM THE FIXED-RATE OPTION

You may only transfer your policy account value out of the fixed-rate option once each policy year. We must receive your request within 30 days of your policy anniversary. If we receive your request in the 30 days before your policy anniversary, we will make the transfer on your policy anniversary. If we receive your request in the 30 day period after your policy anniversary, we will make the transfer on the valuation date we receive your request. We will not honor requests to transfer investments out of the fixed-rate option that we receive at any other time of the year.

When you request a transfer from the fixed-rate option, the amounts that you have held in the fixed-rate option longest will be withdrawn first.

The maximum that you may transfer out of the fixed-rate option each policy year is either 33 1/3% of your allocation in the fixed-rate option on the policy anniversary on or immediately preceding the date of transfer, or $2,500, whichever is higher. If you have less than $2,500 in the fixed-rate option, you may transfer the entire amount.


                                                                  -------------
SPECIAL FEATURES                                                  PROSPECTUS 55
                                                                  -------------

      Dollar cost averaging
--------------------------------------------------------------------------------
      Under this option, you transfer the same dollar amount from The Guardian Cash Fund to a particular variable investment option or options each month, over a period of time. Dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made, but cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

DOLLAR COST AVERAGING TRANSFER OPTION

Under this option, you transfer the same dollar amount from The Guardian Cash Fund to a particular variable investment option or options each month, over a period of time. Using dollar cost averaging, you purchase more units in the variable investment options when their share prices are low, and fewer units when prices are higher. In this way, dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made, but cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

The amount of your monthly transfer under this option must be at least $100 for each variable investment option you wish to invest in, and it must remain in effect for at least 12 months. Amounts will be transferred automatically on each monthly date from The Guardian Cash Fund into the variable investment option or options you have chosen.

Before the program can begin, you must submit an authorization form. Your policy account value in The Guardian Cash Fund also must equal your monthly transfer amount multiplied by the number of months you have chosen (for example, $100 per month x 12 months = $1,200). We will tell you if you have not met this requirement, and will not begin the program until you have. You can extend the dollar cost averaging program beyond the initial number of months chosen by adding to your policy account value in The Guardian Cash Fund.

We will stop your dollar cost averaging program when:

o the period of time listed on your dollar cost averaging authorization form ends,

o your policy account value in The Guardian Cash Fund is insufficient to cover your monthly investment in the variable investment options you have chosen. If this happens we will divide what you do have in the variable investment option investing in The Guardian Cash Fund among the variable investment options you have chosen, leaving a balance of zero in The Guardian Cash Fund,

o you tell us in writing to end the program, and we receive this notice at least three valuation dates before the next scheduled transfer, or

o     your policy lapses or you surrender it.

You may change your transfer instructions or reinstate the dollar cost averaging program, subject to the rules above, if we receive a new authorization form at least three valuation dates before your policy's next monthly date.


-------------
56 PROSPECTUS                                                  SPECIAL FEATURES
-------------

POLICY PROCEEDS

The amount that your beneficiaries will receive upon the death of the insured is calculated as of the date of the insured's death. It is determined according to the death benefit option that is in force when the insured dies. See Death benefit options. Death proceeds are payable when we receive proof that the insured has died while the policy was in effect. They will include:

o     the death proceeds based on the death benefit option you have chosen, plus

o any policy premium assessments paid for coverage beyond the monthly date after the insured's death, plus

o the proceeds of any coverage you have added to your policy through riders, plus

o interest earned on the proceeds, as outlined in your policy, from the date of death to the date the proceeds are paid or applied under a payment option, minus

o     any outstanding policy debt.

If your policy premium is overdue and the insured dies during the grace period, we will calculate the death benefit as though the premium had been paid when due and then deduct the amount that covered the period up to the policy month of the insured's death.

If the person insured is attained age 100 or older at death, the death proceeds will be the policy account value minus any policy debt as of the date of death.

The death proceeds paid to the beneficiaries may also be adjusted if:

o     the age or sex listed on the policy application is incorrect,

o the insured commits suicide within two years of either the policy's issue date, or the date a change in the death benefit from Option 1 to Option 2 (but only for any increase in the death benefit over your policy's face amount that was a result of the change) takes effect, or

o     there are limits imposed by riders to the policy.

The amount of all other transactions will be calculated at the end of the valuation period during which we receive the necessary instructions, information or documentation at our customer service office.


                                                                  -------------
SPECIAL FEATURES                                                  PROSPECTUS 57
                                                                  -------------

If the proceeds are being taken from your policy account value in the variable investment options, we will normally pay proceeds within seven days of receiving the necessary information. However, we may delay any transfers, loans or other payments made from the variable investment options when:

o the New York Stock Exchange is closed, except for weekends or holidays, or when trading has been restricted,

o the Securities and Exchange Commission determines that a state of emergency exists, making policy transactions impracticable, or

o when one or more of the mutual funds corresponding to the variable investment options legally suspends payment or redemption of their shares.

If the proceeds are from your policy account value in the fixed-rate option, they will normally be paid promptly once we have received the necessary information. However, we may delay any transfers, loans or other payments made from the fixed-rate option for up to six months from the date of your request. If we do this, we will pay interest in accordance with state law requirements. Please note that requests for transfers from the fixed-rate option may only be made during certain periods. See Transfers from the fixed-rate option.

POLICY VALUE OPTIONS

Policy value options allow you to continue insurance coverage with a reduced amount of insurance if your policy has lapsed but has a cash surrender value. Your other options in this situation are to:

o request payment of your net cash surrender value, in which case your insurance coverage will end, or

o     reinstate your policy, by following the required conditions (see
      Reinstatement).

If you choose to continue coverage under a policy value option, you have three choices, as described below. Each option has certain restrictions and offers a different level of coverage. Contact your agent or us for details.


                                                               ----------------
58 PROSPECTUS                                                  SPECIAL FEATURES
                                                               ----------------

      Policy value options
--------------------------------------------------------------------------------
      Policy value options allow you to continue insurance coverage with a reduced amount of insurance if your policy has lapsed but has a cash surrender value. If you choose to continue coverage under a policy value option, you have three choices, as described in the accompanying text.

Policy Value Option A - (non-participating fixed benefit extended term insurance) is the automatic option if you do not request payment of your net cash surrender value, reinstate your policy, or choose another option. It provides coverage for a limited term. It is not available if your policy was issued in premium class 3 or higher, or if we have imposed temporary rating charges. No further premiums will be due, no unscheduled payments or partial withdrawals will be permitted and no further monthly deductions will be taken when Option A is in force.


Policy Value Option B - (non-participating fixed reduced paid up insurance) will be used if you do not qualify for Option A, or if Option B would provide the same or greater insurance coverage than Option A. It provides lifetime coverage. No further premiums will be due and no unscheduled payments are permitted under Policy Value Option B. We will deduct the monthly cost of insurance charge and any partial withdrawal charges from the fixed-rate option when Option B is in force.


Policy Value Option C - (non-participating variable reduced paid-up insurance) continues coverage for the lifetime of the insured. Because this option allows you to invest in both the variable and fixed-rate investment options, your death benefit may reflect the performance of the variable investment options. The initial death benefit is the coverage that you could have bought for the policy's cash surrender value on the default date, for the attained age, sex and premium class of the insured.

To qualify for this option, the insured under your policy must have been in a standard or better premium class for at least one year from the date your policy was issued, and your cash surrender value must be at least $10,000 on the default date. If you apply for Option C and do not qualify, you will be provided coverage under Policy Value Option B.

Under Option C, you may continue to make transfers among the variable investment options and the fixed-rate option, as with your original Park Avenue Life policy. Unlike your original policy, this option does not have a guaranteed minimum death benefit. If your variable investment options perform poorly, or if you take partial withdrawals or loans from Option C, the death benefit may be reduced or eliminated. If the cash value of your policy declines to zero, there will be no death benefit and this option will lapse.

You do not make premium payments and you cannot make unscheduled payments under Option C. We will deduct the monthly cost of insurance charge, and any partial withdrawal or transfer charges, from the value of your Option C policy. If your policy had outstanding loans or interest when it lapsed, you may ask us to deduct these from the value of the investments held in your policy before we transfer your investments to the fixed rate option. If you choose not to repay any outstanding loans or interest when this option takes effect, or if you take out new loans, these will be governed by your Park Avenue Life policy's rules regarding policy loans.


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SPECIAL FEATURES                                                  PROSPECTUS 59
                                                                  -------------

      Surrendering a policy value option
--------------------------------------------------------------------------------
      You may surrender a policy value option for its current net cash surrender value if the insured is still alive. The amount that you will receive is based on your option's cash value minus any outstanding policy debt.

Surrendering a policy value option

You may surrender a policy value option for its current net cash surrender value if the insured is still alive. The amount that you will receive is based on your option's cash value minus any outstanding policy debt. The cash values for the different policy value options are calculated as follows:

o for Option A the cash value is the then present value of insurance currently provided

o for Option B the cash value is the total value of the fixed-rate option and the Loan Collateral Account

o for Option C the cash value is the total value of the fixed-rate and variable investment options, and the Loan Collateral Account.


      Exchanging a policy
--------------------------------------------------------------------------------
      During the first 24 policy months, you may exchange your Park Avenue Life policy for a level premium fixed-benefit whole life policy issued by us or one of our affiliates, without having to prove that the insured meets our insurance requirements.


FIXED-BENEFIT INSURANCE DURING THE FIRST 24 MONTHS


During the first 24 policy months, you may exchange your Park Avenue Life policy for a level premium fixed-benefit whole life policy issued by us or one of our affiliates, without having to prove that the insured meets our insurance requirements. Under the new policy, your policy value will be held in the issuer's general account. Your face amount will be the same as under your Park Avenue Life policy on the date you make the exchange; no partial exchanges are permitted. The insured's age when the Park Avenue Life policy took effect will also be carried over. Before you can make any exchange, however, you must repay any outstanding policy debt on your Park Avenue Life policy.


Depending on the amount being applied to the new policy, there may be a cost or a credit to be paid. The amount being applied to the new policy is calculated as the greater of:

o the cumulative premiums for your new policy with interest at 6% minus the cumulative policy premiums for your Park Avenue Life policy with interest at 6%, or

o the guaranteed cash value of the new policy, minus the cash surrender value of your Park Avenue Life policy on the exchange date.

If the greater of these two amounts is less than zero, the issuer of the new policy will pay you an exchange credit. If it is greater than zero, you will have to pay the issuer of your new policy the exchange cost.

The new policy will be issued and effective either on the date we receive your written exchange request at our customer service office along with your policy, or on the date that any exchange cost owing is received by the issuer of your new policy, whichever is later.

If you have waiver of premium or accidental death benefit riders attached to your Park Avenue Life policy, these can also be transferred to your new policy. Other rider benefits are available only with the consent of the issuer of your new policy.

You should consult with legal and tax advisers before exchanging your policy.


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60 PROSPECTUS                                                  SPECIAL FEATURES
-------------

      Payment options
--------------------------------------------------------------------------------
      You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options specified in the accompanying text.

PAYMENT OPTIONS

You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options listed below. You may select a payment option while the insured is living. If the insured has died and you have not chosen a payment option, the beneficiaries may choose the payment options up to one year after the insured's death. If you are surrendering your policy, you have 60 days after the proceeds of your policy become payable within which to choose a payment option. You, or the beneficiaries, may choose to distribute the proceeds under more than one payment option at a time, but you must distribute at least $5,000 through each option selected. Monthly payments under each option must be at least $50.

The proceeds of your policy must be paid to a "natural person". Payments will not be made to his or her estate if they die before the proceeds have been fully paid. You may name a second person to receive any remaining payments if this happens.

The proceeds that we hold in order to make payments under one of the payment options do not share in the income, gains or losses of the variable investment options, nor do they earn interest in the same way or amount as funds in the fixed-rate option.

Under Option 1, we will hold the proceeds and make monthly interest payments at a guaranteed annual rate of 3%. We will calculate any additional interest that is to be paid annually, and add it to our monthly interest payment.

Under Option 2, we will make monthly payments of a specified amount until the proceeds and interest are fully paid. At least 10% of the original proceeds must be paid each year. Guaranteed interest of 3% will be added to the proceeds each year. We will make annual payments of any additional interest that we owe you.

Under Option 3, we will make monthly payments for a specified number of years. The amount of the payments will include interest at 3% per year. We will make annual payments of any additional interest that we owe you.


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SPECIAL FEATURES                                                  PROSPECTUS 61
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

Under Option 4, we will make monthly payments for the longer of the life of the payee or 10 years. The minimum amount of each payment will include interest at 3% per year.

Under Option 5, we will make monthly payments until the amount paid equals the proceeds settled, and for the remaining life of the payee. The minimum amount of each payment will include interest at 3% per year.

Under Option 6, we will make monthly payments for 10 years and for the remaining life of the last surviving of two payees. The minimum amount of each payment will include interest at 3% per year.

Payment option tables for Options 4, 5, and 6 are based on the Annuity 2000 Mortality Tables (male and female) projected 20 years to the year 2020 by 100% of the male scale G Factors (for males) and 50% of the female scale G Factors (for females).

Your policy lists the monthly payment for every $1,000 of proceeds that the payee applies under Options 3 to 6, as well as the amount we pay if the payee cancels a payment option.


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62 PROSPECTUS                                                  SPECIAL FEATURES
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

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
--------------------------------------------------------------------------------

THIS DISCUSSION of tax considerations for your Park Avenue Life policy is general in nature, does not purport to be complete or to cover all tax situations, and should not be considered as tax advice. It is based on our understanding of the federal income tax laws as they are currently being interpreted. We cannot guarantee that these laws will not change while this prospectus is in use, or while your policy is in force. If you are interested in purchasing a policy, taking a policy loan or effecting policy transactions, you should consult a legal or tax adviser regarding your particular circumstances.

--------------------------------------------------------------------------------


      Tax status
--------------------------------------------------------------------------------
      To qualify as a life insurance contract and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. For example, the underlying investments must be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.


TAX STATUS OF THE POLICY

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Accordingly, there is some uncertainty about the application of Section 7702 to a policy, particularly so with respect to policies issued on an insured who does not meet our standard insurance requirements. Nevertheless, we believe it is reasonable to conclude that your policy should satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the policy as necessary in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the Park Avenue Life policy, such as your flexibility to allocate premiums and the policy account value, have not been explicitly addressed in published rulings. While we believe that the policy does not give policyowners investment control over the Separate Account's assets, we reserve the right to modify the policy as necessary to prevent the policyowner from being treated as the owner of the Separate Account assets supporting the policy.

In addition, the Code requires that the investments of the investment divisions of our Separate Account be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.


                                                                  -------------
TAX CONSIDERATIONS                                                PROSPECTUS 63
                                                                  -------------

      Treatment of policy proceeds
--------------------------------------------------------------------------------
      We believe that the death benefits under your policy should generally be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your policy will not be taxed federally unless you make a withdrawal before the insured dies.

TREATMENT OF POLICY PROCEEDS

We believe that the death benefits under your policy should generally be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your policy will not be taxed federally unless you make a withdrawal before the insured dies. The money that you receive when the insured dies is not subject to federal income tax, but may be subject to federal estate taxes or generation skipping taxes. The tax consequences of continuing a policy beyond the insured's 100th year are unclear. You should consult a tax advisor if you intend to keep the policy in force beyond the insured's 100th year.

Partial withdrawals, surrenders and policy loans all result in money being taken out of your policy before the insured dies. How this money is taxed depends on whether your policy is classified as a modified endowment contract.

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policy as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premium payments made during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. You should consult with a competent tax adviser to determine whether a policy transaction will cause your policy to be classified as a modified endowment contract.

If your policy is not considered a modified endowment contract:

o money that you withdraw from your policy will generally be taxed only if the total that you withdraw exceeds your "basis" in the policy - which is generally equal to the total amount that you have paid in premiums. The difference between what you have put in and what you take out will be taxed as ordinary income. When you withdraw money from your policy, your basis is reduced by any amount withdrawn that is not taxed

o if you surrender your policy, you will generally be taxed only on the amount by which the value of your policy, including any policy debt, is greater than your basis in the policy. The tax consequences of surrendering your policy may vary if you receive the proceeds under one of the payment plans. Losses are generally not tax deductible

o policy loans are generally not taxable because they must be paid back. The interest you pay on these loans is generally not tax deductible. However, if your policy lapses while you have an outstanding policy loan, you may have to pay tax on the amount that you still owe to your policy. The tax consequences of a policy loan are unclear if the difference between the rate we charge on the loan and the interest rate earned on the loan is very small. You should consult a tax adviser regarding these consequences.


-------------
64 PROSPECTUS                                                TAX CONSIDERATIONS
-------------

If your policy is considered a modified endowment contract:

o all distributions other than death benefits including partial withdrawals, surrenders, assignments and policy loans will be treated first as distributions of gain taxable as ordinary income; and as a tax free recovery of basis only after all the gain in the contract has been distributed

o all modified endowment contracts issued to you by GIAC or its affiliates during any calendar year will be treated as one modified endowment contract to determine the taxable portion of any distribution

o a 10% penalty tax will also apply to any taxable distribution unless it is made to a taxpayer who is 59 1/2 years of age or older; is attributable to a disability; or is received as substantially equal periodic payments made over the life of the taxpayer, or the life of the taxpayer and a beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

EXCHANGES

Generally, there are no tax consequences when you exchange one life insurance policy for another, as long as the same person is being insured (a change of the insured under a policy is a taxable event). Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract. Your policy may also lose any "grandfathering" privilege, where you would be exempt from certain legislative or regulatory changes made after your original policy was issued, if you exchange your policy. You should consult with a tax adviser if you are considering exchanging any life insurance policy.

POLICY CHANGES

We will make changes to policies and their riders where necessary to attempt to ensure (i) that they continue to qualify as life insurance under the Internal Revenue Code, and (ii) that policyowners are not considered the direct owners of the mutual funds held in the Separate Account. Any changes will be made uniformly to all policies affected. We will provide advance notice in writing of these changes when required by state insurance regulators.

Federal, state and local governments may, from time to time, introduce new legislation concerning the taxation of life insurance policies. They can also change or adopt new interpretations of existing laws and regulations without notice. If you have questions about the tax consequences of your Park Avenue Life Policy, please consult a legal or tax adviser.


                                                                  -------------
TAX CONSIDERATIONS                                                PROSPECTUS 65
                                                                  -------------

      Transfer taxes
--------------------------------------------------------------------------------
      If you are both the policyowner and the insured, the death benefit under your Park Avenue Life policy will generally be included in the value of your gross estate for federal estate tax purposes. If the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation-skipping transfer (GST) tax may be imposed.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

If you are both the policyowner and the insured, the death benefit under your Park Avenue Life policy will generally be included in the value of your gross estate for federal estate tax purposes. If you are not the insured, the value of the policy will be included in your gross estate.

Also, if the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation-skipping transfer (GST) tax may be imposed on the death benefit.

The individual situation of a policyowner or beneficiary will determine how the ownership of a policy or the receipt of policy proceeds will affect their tax situation. Because the rules are complex, a legal or tax adviser should be consulted for specific information.

OTHER TAX CONSEQUENCES

Park Avenue Life policies can be used in various ways, including:

o     as non-qualified deferred compensation or salary continuance plans

o     in split-dollar insurance plans

o as part of executive bonus plans, retiree medical benefits plans, or other similar plans.

The tax consequences of these plans will vary depending on individual arrangements and circumstances. We recommend that anyone considering buying a Park Avenue Life policy with the expectation of favorable tax consequences should consult with a qualified tax adviser before investing.

In addition, new rules have recently been passed by Congress relating to life insurance owned by businesses and the IRS has recently issued guidance relating to split-dollar arrangements. Any business should consult with a qualified tax adviser before buying a policy, and before making any changes or transactions under the policy.

TAX SHELTER REGULATIONS


Prospective policyowners that are corporations should consult a tax advisor about the treatment of the policy under the regulations applicable to corporate tax shelters.


ALTERNATIVE MINIMUM TAX

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the Federal corporate alternative minimum tax, if the policyowner is subject to that tax.


-------------
66 PROSPECTUS                                                TAX CONSIDERATIONS
-------------

      Possible tax law changes
--------------------------------------------------------------------------------
      Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

GIAC'S TAXES

Based on current life insurance tax regulations, GIAC does not pay tax on investment income or capital gains from the assets held in the Separate Account. The operations of the Separate Account are reported on our federal income tax return, which is then consolidated with that of our parent company, Guardian Life.

We currently charge a 1% federal tax charge on all basic scheduled premiums and any unscheduled payments you make. This covers our increased corporate income tax burden under Section 848 of the Internal Revenue Code, which requires all life insurance companies to amortize certain expenses over a 10-year period. See Deductions from policy premiums and unscheduled payments.

We may pay taxes at the state and local level, as well as premium taxes, but at present these are not substantial. If they increase, we reserve the right to recover these costs by charging the Separate Account or the policy.

INCOME TAX WITHHOLDING

We are generally required to withhold money for income taxes when you make a transaction on which you will have to pay tax. You can request in writing that we not withhold any amount for income tax purposes. If we do not, or if we fail to withhold enough to cover the taxes that are due, you could be penalized. You would also be responsible for any unpaid taxes when you file your regular income tax return. We may similarly withhold generation skipping transfer taxes unless you tell us in writing that these taxes are not required.


                                                                  -------------
TAX CONSIDERATIONS                                                PROSPECTUS 67
                                                                  -------------

--------------------------------------------------------------------------------
RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

      Assigning policy rights
--------------------------------------------------------------------------------
      You may assign the rights under your Park Avenue Life policy to another person or business, subject to certain restrictions discussed in the accompanying text.

ASSIGNING THE RIGHTS TO YOUR POLICY

You may assign the rights under your Park Avenue Life policy to another person or business. This is often done, for example, to secure a loan. We will only be bound by such an agreement when we have received a copy of the assignment papers, signed by you, the entity or person to whom you are assigning your rights, and your policy's beneficiaries, if applicable. Assignments are subject to all payments made or actions we have taken on or before the date we receive the assignment papers. We are not responsible for determining whether the assignment of your policy's rights is legally valid.

The entity or person to whom you assign your rights may exercise all rights granted under the policy except the right to:

o     change the policyowner or beneficiary

o     change a payment option, and

o direct where your net premiums will be invested or make transfers among the fixed-rate and variable investment options.

VOTING RIGHTS

As explained in The variable investment options, we are the owner of the fund shares held in the Separate Account. As a result, we have the right to vote at any meeting of the funds' shareholders.

Where we are required to by law, we will vote fund shares based on the instructions we receive from Park Avenue Life policyowners. If we do not receive instructions from some policyowners, we will vote fund shares attributable to their policies, and any shares we own in our own right, in the same proportion as the shares attributable to the policyowners from whom we do receive instructions. This proportion could include policyowners and contract owners from other separate accounts.

If changes in the law or its interpretation allow us to make voting decisions in our own right, or to restrict the voting of policyowners, we reserve the right to do so. We will ask you for your voting instructions if, on the record date set by the fund's directors, part of your policy account value is invested in the variable investment option of the Separate Account that corresponds to the mutual fund holding a shareholders' meeting.

The number of votes that you have will be based on the number of shares that you hold. We will calculate the number of shares, or fraction of a share, that you hold on the record date by dividing the dollar value of your investment in the division of the Separate Account corresponding to the mutual fund, by the net asset value of the variable investment option's shares on that date.


-------------
68 PROSPECTUS                                        RIGHTS AND RESPONSIBILITIES
-------------

If, after careful examination, we reasonably disapprove of a proposed change to a mutual fund's investment adviser, its advisory contract, or its investment objectives or policies, we may disregard policyowners' voting instructions, if the law allows us to do so. If the change affects the investment adviser or investment policy, we will only exercise this right if we determine in good faith that the proposed change is contrary to state law or is inappropriate in view of the fund's investment objective and purpose. If we exercise this right, we will provide a detailed explanation of our actions in the next semi-annual report to policyowners.

Certain activities related to the operation of the Separate Account may require the approval of policyowners. See Rights reserved by GIAC. If a vote is required, you will be given one vote for every $100 of your policy that is held in the variable investment options. For any investments that we hold on our own behalf, we will vote in the same proportion as our policyowners.

You do not have the right to vote on the operations of the fixed-rate option.

      Incontestability
--------------------------------------------------------------------------------
      Generally, we cannot challenge your policy once it is in force, or has been reinstated, for two years, provided you have paid your premiums when they are due.

LIMITS TO GIAC'S RIGHT TO CHALLENGE A POLICY

Incontestability

Generally, we cannot challenge your policy once it is in force, or has been reinstated, for two years, provided you have paid your premiums when they are due. If you change your policy's death benefit from Option 1 to Option 2, we have two years to challenge any increase in the death benefit that results from this change.

Misstatement of age or sex

If we find that the information in the application regarding the age or sex of the insured is wrong, we will adjust the death benefit to that which would have been purchased by the most recent deduction for cost of insurance under the policy and any rider premium payment, using the correct age or sex. Some jurisdictions do not allow insurance companies to provide different benefits based on the sex of the insured. For these jurisdictions we offer a version of the Park Avenue Life policy with the same benefits for men and women.

Suicide exclusion

If the insured commits suicide within two years of the policy's issue date, regardless of whether he or she is considered sane at the time, the amount that we must pay in death benefits will be limited to the greater of i) the net cash surrender value as of the date of death, or ii):

o     the policy premiums paid, plus

o     any unscheduled payments made, minus

o     any policy debt, minus

o     any partial withdrawals and any related charges.


                                                                  -------------
RIGHTS AND RESPONSIBILITIES                                       PROSPECTUS 69
                                                                  -------------

RIGHTS RESERVED BY GIAC

We reserve the right to make changes or take actions that we feel are in the best interests of Park Avenue Life policyowners and their beneficiaries, or are appropriate for the policy. We will follow applicable laws and regulations in exercising our rights, and will seek the approval of policyowners or regulators when necessary. Some of the changes or actions we may take include:

o     operating the Separate Account in any form permitted by law

o taking any action that will allow the Separate Account either to comply with or be exempt from sections of the 1940 Act

o     de-registering the Separate Account under the 1940 Act

o transferring the assets from one division of the Separate Account into other divisions, or to one or more Separate Accounts, or to our general account, and adding, combining, or removing investment divisions in the Separate Account

o substituting the shares of one mutual fund held through the Separate Account for shares of a different class in the same mutual fund, shares of a different mutual fund, or any other investment allowed by law

o adding to, suspending or eliminating your ability to direct how your net premiums are invested, or to transfer your investments among the variable investment options or the fixed-rate option

o changing the way we make deductions or collect charges, consistent with the limits outlined in the policy

o changing the policy as required to ensure that it continues to qualify as life insurance under the Internal Revenue Code, or to preserve favorable tax treatment for your benefits under the policy

o making any changes necessary to the policy so that it conforms with any action we are permitted to take.

Substitutions may be made with respect to existing policy value or the investment of future premium payments, or both. We may close subaccounts to allocations of premium payments or policy value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

We will inform you if we make a change that affects the basic nature of the investments in any of the variable investment options. If this occurs, you will have 60 days from the postmark on our notice to transfer your investments out of this option and into one of the other investment options, without charge. See Transfers.


-------------
70 PROSPECTUS                                        RIGHTS AND RESPONSIBILITIES
-------------

YOUR RIGHT TO CANCEL YOUR POLICY

You may cancel your policy by returning it with a written cancellation notice to either our customer service office or the agent from whom you bought the policy. You must do this within the later of:

o     10 days of receiving your policy, or

o     45 days of signing Part 1 of your completed policy application

o 10 days after the postmarked date on any Notice of Withdrawal Right that we mail you.

Longer "free look" periods may apply in some states. Policies issued in these states will include the applicable "free look" period. If a cancellation notice is sent by mail, it will be effective on the date of the postmark. Once we receive your notice, we will refund all of the premiums and unscheduled payments you have made towards your policy, and it will be considered void from the beginning. We may delay refunding any payments you made by check until your check has cleared.


                                                                  -------------
RIGHTS AND RESPONSIBILITIES                                       PROSPECTUS 71
                                                                  -------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICY AND OTHER CONTRACTUAL ARRANGEMENTS


We have an agreement with Guardian Investor Services LLC (GIS) for GIS to act as the principal underwriter of Park Avenue Life policies, as well as the other variable life insurance policies and variable annuity contracts that we offer. GIS is a broker-dealer registered under the Securities and Exchange Act of 1934, and a member of the National Association of Securities Dealers. Under this agreement we paid through GIS a total of $3,511,369 in 1999, $3,728,067 in 2000 and $3,315,588 in 2001 for the sale of products issued by the Separate Account. GIS is a Delaware corporation organized on December 19, 2001.


Agents and commissions


GIAC agents who are licensed by state insurance authorities to sell variable life insurance policies must also be registered representatives of GIS, or of broker-dealer firms which have entered into agreements with GIAC and GIS to sell Park Avenue Life policies, including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC. Our agents receive sales commissions paid out of our resources, including amounts we collect as premium sales charges and deferred sales charges. Our agents receive a maximum sales commission of:


o     50% of the policy premium paid for the first policy year, then

o     5% of the policy premiums paid for policy years two through ten, and

o     2% of the policy premiums paid for policy years thereafter.

In addition, GIAC pays a commission of:

o     3.5% of each unscheduled payment in the first ten policy years, and

o     2% of any unscheduled payments thereafter.

We may also compensate our agents in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.

Administrative services

Through an agreement with our parent company, Guardian Life, to carry out the administration of Park Avenue Life policies, we are billed quarterly for the time that their staff spends on GIAC business, and for the use of their centralized services and sales force.


-------------
72 PROSPECTUS                                                  OTHER INFORMATION
-------------

Other agreements

We have entered into several other agreements, including:

o an agreement with Value Line, Inc. under which we are compensated for marketing the Value Line Centurion Fund and the Value Line Strategic Asset Management Trust to our policyowners


o an agreement with MFS, AIM, American Century, Janus and Alliance under which we are compensated for certain administrative costs and expenses connected to the offering and sale of their funds to our policyholders. The amount we receive is based on a percentage of assets under management.


--------------------------------------------------------------------------------

Communications we'll send you

Shortly after your policy anniversary each year, we will send you an updated statement showing the following information:

o     the amount of your current death benefit

o the instructions we have on file regarding where to invest your net premiums, and how much you have invested in each of the investment options

o your policy account value, cash surrender value, net cash surrender value, and benchmark value

o the amount you have paid in policy premiums and unscheduled payments, and the charges that we have deducted, since the last anniversary of your policy

o a summary of any transfers or partial withdrawals, loans or loan repayments that you have made since your last annual statement

o     the total of any outstanding policy debt that you owe us, and

o     the interest rate for investments held in the fixed-rate option.

Twice a year we will send you reports containing the financial statements of the underlying funds. Of these reports, the annual reports will contain audited financial statements.

We will confirm in writing receipt of your policy premiums and any unscheduled payments, transfers or other transactions. We will also write you to request a premium or loan repayment to keep your policy from lapsing.

If several members of the same household own a Park Avenue Life policy, we may send only one annual report, semi-annual report, and prospectus to that address unless you instruct us otherwise. You may receive additional copies by calling or writing our customer service office.

--------------------------------------------------------------------------------

TELEPHONE AND ELECTRONIC SERVICES


We will process certain transactions by telephone if you have authorized us to do so. We currently take requests for fund transfers and changes in allocation of future premiums over the phone. See How your premiums are allocated and Transfers Between the Investment Options for more details on requesting these transactions telephonically.

In addition to these telephone services, in the future we anticipate offering you the ability to use your personal computer to receive documents electronically, review your policy information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. Should you decline to participate, you will be able to reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe that the registration or instructions are genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions are genuine, we may be



                                                                  -------------
OTHER INFORMATION                                                 PROSPECTUS 73
                                                                  -------------
liable for any losses. Please take precautions to protect yourself from fraud. Keep you policy information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet priviliges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to policy administration or not in the best interests of the policyowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties, we ask you to send your request by regular or express mail and we will process it using the net asset value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.


SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS

Where state insurance laws allow us to, we may sell Park Avenue Life policies under a group or sponsored arrangement.

A group arrangement is one in which a group of individuals is covered under a single policy. This might be arranged, for example, by an employer, a trade union, or a professional association.

A sponsored arrangement is one in which we are allowed to offer members of a group, such as employees of a company or members of an association, insurance policies on an individual basis.

We may reduce or eliminate certain deductions and charges outlined in this prospectus for policies bought under group or sponsored arrangements. We may, for instance, sell policies without surrender charges and/or with reduced or eliminated fees and charges to employees, officers, directors and agents of Guardian Life and its subsidiaries and their immediate family members. We may reduce or waive policy charges and deductions in accordance with the rules in effect as of the date an application for a policy is approved.

In addition, GIAC may permit groups and persons purchasing under a sponsored arrangement to apply for simplified issue and multi-life underwriting. To qualify for a reduction in the policy's charges or deductions certain criteria must be met. These may include:

o     the size of the group

o     the expected number of participants

o     the expected amount of premium payments.


-------------
74 PROSPECTUS                                                  OTHER INFORMATION
-------------

The amount of any reduction in charges or deductions and the criteria to qualify for a reduction will reflect our reduced cost of selling and/or maintaining the policies in group or sponsored arrangements.

From time to time we may change the amount of any reduction in charges or deductions, or the criteria that a group must meet to qualify for these reductions. Any change will be made on a non-discriminatory basis.

LEGAL CONSIDERATIONS FOR EMPLOYERS

The Park Avenue Life policy estimates different risks for men and women in establishing a policy's premiums, benefits and deductions, except in states where gender-neutral standards must be used. In 1983, the United States Supreme Court held that optional annuity benefits offered under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Anyone interested in buying Park Avenue Life policies in connection with insurance or benefits programs should consult with their legal advisers to determine if the policy is appropriate for this purpose.

ADVERTISING PRACTICES

In our advertisements and sales materials for Park Avenue Life policies we may include:

o articles or reports on variable life insurance in general, or Park Avenue Life specifically, and any other information published in business or general information publications,

o relevant indices or rankings of investment securities or similar groups of funds,

o comparisons of the variable investment options with the mutual funds offered through the separate accounts of other insurance companies, or those with similar investment objectives and policies, and

o comparisons with other investments, including those guaranteed by various governments.

We may use the past performance of the variable investment divisions and funds to promote the policies. These data are not indicative of the future performance of the funds or the policies, or the investment experience of individual policyowners.


We may feature individual funds and their managers, and describe the asset levels and sales volumes of GIAC, GIS and others in the investment industry. We may also refer to past, current, or prospective economic trends and investment performance, and any other information that may be of interest.



                                                                  -------------
OTHER INFORMATION                                                 PROSPECTUS 75
                                                                  -------------

LEGAL PROCEEDINGS


We are not currently involved in any legal proceedings that would threaten our financial position or that of the Separate Account.

LEGAL MATTERS

The legal validity of the Park Avenue Life policy, as described in this prospectus, has been confirmed by Richard T. Potter, Jr., Vice President and Counsel of GIAC.

REGISTRATION STATEMENT

We have omitted some information from this prospectus, which is contained in our registration with the Securities and Exchange Commission (SEC), relating to the Separate Account and the Park Avenue Life policy. You can obtain this information by contacting the SEC's main office in Washington, DC, and paying the required fee.

FINANCIAL STATEMENTS

The GIAC financial statements contained in this prospectus should only be used to determine our ability to meet our obligations under the Park Avenue Life policies, and not as an indication of the investment experience of the Separate Account.

FINANCIAL AND ACTUARIAL EXPERTS


The consolidated financial statements of GIAC as of December 31, 2001 and December 31, 2000 and for each of the three years in the period ended 2001 and financial statements of the Separate Account as of December 31, 2001 and for the period ended December 31, 2001 and 2000 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at 1177 Avenue of the Americas, New York, New York 10036.


The actuarial matters contained in this prospectus have been examined by Charles
G. Fisher, FSA, MAAA, Vice President and Actuary of GIAC. His opinion on actuarial matters is filed as an exhibit to the registration statement filed with the Securities and Exchange Commission.


-------------
76 PROSPECTUS                                                  OTHER INFORMATION
-------------

GIAC'S MANAGEMENT

--------------------------------------------------------------------------------

The directors and officers of GIAC are named below together with information about their principal occupations and affiliations during the past five years. The business address of each director and officer is 7 Hanover Square, New York, New York 10004. The "Guardian Fund Complex" referred to in the biographical information is comprised of (1) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in four series), (2) The Guardian Bond Fund,
(3) The Guardian Cash Fund, (4) The Park Avenue Portfolio (a series trust that issues its shares in nine series) and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

Name                           Title                  Business History


Name                    Title                 Business History
------------------------------------------------------------------------------------------------------------------------------------
Joseph A. Caruso        Director, Senior      Senior Vice President and Corporate Secretary, 1/01-present, Vice President and
                        Vice President        Corporate Secretary 3/96-1/01, The Guardian Life Insurance Company of America; Vice
                        and Corporate         President and Secretary, Guardian Investor Services LLC; Secretary, Guardian Baillie
                        Secretary             Gifford Limited; Senior Vice President and Secretary, Park Avenue Securities LLC and
                                              various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Armand M. de Palo       Director              Executive Vice President and Chief Actuary, The Guardian Life Insurance Company of
                                              America 1/01 - present; Senior Vice President and Chief Actuary prior thereto.
                                              Manager, Guardian Investor Services LLC; Director, Fiduciary Insurance Company of
                                              America, Sentinel American Life Insurance Company, Family Service Life Insurance
                                              Company, Park Avenue Life Insurance Company, Managed Dental Care of California and
                                              Managed Dental Guard, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Earl C. Harry           Second Vice           Second Vice President and Treasurer, The Guardian Life Insurance Company of America,
                        President and         5/01-present; Treasurer prior thereto. Treasurer of Guardian Investor Services LLC and
                        Treasurer             Park Avenue Securities LLC.
------------------------------------------------------------------------------------------------------------------------------------
Charles G. Fisher       Vice President        Second Vice President and Actuary, The Guardian Life Insurance Company of America.
                        and Actuary
------------------------------------------------------------------------------------------------------------------------------------
Frank J. Jones          Executive             Executive Vice President and Chief Investment Officer, The Guardian Life Insurance
                        Vice President,       Company of America; Manager, Guardian Investor Services LLC, Park Avenue Securities
                        Chief Investment      LLC; Director, Guardian Baillie Gifford Limited; Executive Vice President, GIAC Funds,
                        Officer, and          Inc. Officer of various mutual funds within the Guardian Fund Complex.
                        Director
------------------------------------------------------------------------------------------------------------------------------------
Edward K. Kane          Executive             Executive Vice President, The Guardian Life Insurance Company of America 1/97 -
                        Vice President        present.
                        and Director
------------------------------------------------------------------------------------------------------------------------------------
Gary B. Lenderink       Director              The Guardian Life Insurance Company of America: Executive Vice President, Group
                                              Insurance, Group Pensions & Corporate Administration, 5/01- present; Executive Vice
                                              President, Group Insurance & Administration 1/00-4/01; Senior Vice President, Group
                                              Insurance 1/98 to 1/00; Vice President, Group Insurance 6/97 to 12/97. Senior Vice
                                              President and Director, Fiduciary Insurance Company of America; Manager, Guardian
                                              Investor Services LLC, Park Avenue Securities, LLC; Director, First Commonwealth
------------------------------------------------------------------------------------------------------------------------------------
Bruce C. Long           Director and          Executive Vice President, Equity Products, The Guardian Life Insurance Company of
                        Executive             America, 3/01 - present; Senior Vice President, The Guardian Life Insurance Company of
                        Vice President        America 9/99 - 3/01; President, New England Annuities 2/94-6/99; Manager and
                        Equity Products       President, Guardian Investor Services LLC;  Director, Guardian Baillie Gifford
                                              Limited.
------------------------------------------------------------------------------------------------------------------------------------



                                                                  -------------
OTHER INFORMATION                                                 PROSPECTUS 77
                                                                  -------------

Name                    Title                 Business History
------------------------------------------------------------------------------------------------------------------------------------
Dennis J. Manning       Director              The Guardian Life Insurance Company of America: President, Chief Operating Officer and
                                              Director 1/02-present; Executive Vice President and Chief Operating Officer, 1/01 -
                                              1/02; Executive Vice President, Individual Markets and Group Pensions 1/99 - present;
                                              Senior Vice President and Chief Marketing Officer 8/96 - 1/99. Director and President,
                                              Healthsource Insurance Company, Director, Innovative Underwriters, Inc. and Guardian
                                              Trust Company.
------------------------------------------------------------------------------------------------------------------------------------
Frank L. Pepe           Vice President        Vice President and Controller, Equity Products, The Guardian Life Insurance Company of
                        and Controller        America 1/96 - present. Senior Vice President and Controller of Guardian Investor
                                              Services LLC. Vice President and Treasurer, GIAC Funds, Inc. Officer of various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Richard T. Potter, Jr.  Vice President        Vice President and Equity Counsel, The Guardian Life Insurance Company of America
                        and Counsel           1/96 - present. Vice President and Counsel of Guardian Investor Services LLC. Vice
                                              President and Counsel Park Avenue Securities LLC, and various mutual funds within the
                                              Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Joseph D. Sargent       Chairman,             Chairman, Chief Executive Officer and Director, The Guardian Life Insurance Company of
                        Chief Executive       America, 1/02-present; President, Chief Executive Officer and Director, prior thereto.
                        Officer and           Manager, Guardian Investor Services LLC and various mutual funds within the Guardian
                        Director              Fund Complex. Director of Guardian Baillie Gifford Limited; Manager, Park Avenue
                                              Securities LLC.
------------------------------------------------------------------------------------------------------------------------------------


No officer or director of GIAC receives any compensation from the Separate Account. No separately allocable compensation has been paid by GIAC, or any of its affiliates, to any person listed above for services rendered to the Separate Account.


-------------
78 PROSPECTUS                                                  OTHER INFORMATION
-------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Age

The insured's age on his or her birthday closest to the date the policy takes effect.

Attained age

The insured's current age plus the number of policy years completed since the policy date.

Basic scheduled premium

A regularly scheduled payment that you must make in order to keep your policy in force. It is set out in your policy and does not include charges for any additional coverage provided by riders that you may add to your policy, or rating charges if the insured does not meet our insurance requirements for standard insurance when we issue your policy.

Benchmark value

Benchmark value is a hypothetical measure we use to assess the adequacy of the funding level in your policy account over time. It is based on assumptions about the basic scheduled premium and insurance charges you would pay, as well as the net rate of return your account would be expected to earn. Benchmark values for each policy anniversary date are set out in the policy.

During the guaranteed premium period, the benchmark value is the greater of 1) your tabular account value and 2) the amount that would cause your policy account value to at least equal the benchmark value at the end of the guaranteed premium period, assuming that:

o the policyowner paid basic scheduled premiums, when due, throughout the guaranteed premium period

o     the policy had a face amount of $250,000 and premiums were paid annually

o     we charged the current cost of insurance charges, and

o the policy account value earned an annual gross return of 6.59% throughout the guaranteed premium period.


                                                                  -------------
SPECIAL TERMS                                                     PROSPECTUS 79
                                                                  -------------

After the guaranteed premium period, the benchmark value is the greater of 1) your tabular account value plus the product of 0.955 and the difference between the maximum basic scheduled premium and the basic scheduled premium payable during the guaranteed premium period for the current face amount, and 2) the amount that would cause your policy account value to at least equal your policy's face amount on the policy anniversary nearest the insured's 100th birthday, assuming that:

o the policyowner paid basic scheduled premiums for the current face amount until the policy anniversary nearest the insured's 100th birthday

o     the policy had a face amount of $100,000 and premiums were paid monthly

o the policyowner paid all basic scheduled premiums, made no unscheduled payments and took no loans or withdrawals

o we charged the current cost of insurance charges and the maximum rate of any other charges and deductions, and

o the policy account value earned an annual net return of 4% throughout the life of the policy

To calculate the benchmark value on a given day, we will take the benchmark values for your last policy anniversary and your upcoming policy anniversary, and adjust for the number of days that the date is between these anniversaries.

Face amount or Guaranteed insurance amount

The minimum amount that you will receive on the death of the insured, until the policy anniversary closest to the insured's 100th birthday, as long as:

o you pay all policy premiums when they are due, except those skipped under the Premium Skip Option

o     you don't make any partial withdrawals, and

o     you don't have any policy debt outstanding.

The Guaranteed Insurance amount is set out in your policy. The minimum for a policy is currently $100,000.


-------------
80 PROSPECTUS                                                      SPECIAL TERMS
-------------

Guaranteed premium period

The period during which your basic scheduled premiums will remain the same. This period begins on the policy date and ends on the later of the policy anniversary closest to the insured's 70th birthday or the 10th policy anniversary.

Internal Revenue Code

The Internal Revenue Code of 1986, as amended, and its related rules and regulations.

Issue date

The date your policy is issued at GIAC's customer service office.

Monthly date

The same date in each month as the policy date, or the last day of a month if that is earlier.

Net amount at risk

The difference between the policy account value and the amount that you would be paid under the policy's death benefit.

Policy anniversary

The same date each year as the policy date.

Policy date

The date your policy comes into effect. This date is used to measure policy months, policy years, policy anniversaries, and monthly dates.

Policy debt

All unpaid policy loans, plus the accumulated and unpaid interest on those loans.

Policy review date

The monthly date before your policy anniversary.


                                                                  -------------
SPECIAL TERMS                                                     PROSPECTUS 81
                                                                  -------------

Tabular account value

The value of a hypothetical account that we compare to your policy account value when we set your basic scheduled premium each year after the guaranteed premium period. It is also used to calculate your policy's benchmark values. The tabular account value is equal to the policy account value that would result assuming that:

o     the policy had a face amount of $100,000

o     premiums were paid monthly

o the policyowner paid the basic scheduled premium during the guaranteed premium period and the maximum basic scheduled premium thereafter

o     we charged the guaranteed charges beginning on the policy date, and

o the policy account value earned an annual net return of 4% throughout the life of the policy.

To calculate your tabular account value on a given day, we will take the tabular account values for your last policy anniversary and your upcoming policy anniversary, and adjust for the number of days that your date is between these anniversaries.

Valuation date

Any date on which the New York Stock Exchange is open for trading and GIAC is open for business. Valuations for any date other than a valuation date will be made on the next valuation date.

Valuation period

The period between two successive valuation dates, beginning after 4 p.m. New York time on one valuation date, and ending at 4 p.m. New York time on the next valuation date.


-------------
82 PROSPECTUS                                                      SPECIAL TERMS
-------------

                      This page intentionally left blank.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT K
--------------------------------------------------------------------------------

The Guardian Separate Account K

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001

                                                                Investment Divisions
                                             ---------------------------------------------------------
                                                                                              Guardian
                                                                Guardian       Guardian        VC High
                                                 Guardian         VC 500       VC Asset          Yield
                                                    Stock          Index     Allocation           Bond
                                             ------------   ------------   ------------   ------------
Assets:
   Shares owned in underlying fund .......      3,366,583         53,319         11,840            267
   Net asset value per share (NAV) .......          28.94           8.47           8.62           8.13
                                             ------------   ------------   ------------   ------------
      Total Assets (Shares X NAV) ........   $ 97,428,921   $    451,614   $    102,061   $      2,172

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................        133,893            947            282             --
                                             ------------   ------------   ------------   ------------
      Net Assets .........................   $ 97,295,028   $    450,667   $    101,779   $      2,172

Net Assets: Park Avenue Life
   Contract value in accumulation period .   $ 97,121,772   $    346,128   $     84,462   $         --
                                             ------------   ------------   ------------   ------------
      Total Net Assets ...................   $ 97,121,772   $    346,128   $     84,462   $         --
      Units Outstanding ..................      5,720,515         43,542          9,421             --
      Unit Value (accumulation) ..........   $      16.98   $       7.95   $       8.97   $         --

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .   $    173,256   $    104,539   $     17,317   $      2,172
                                             ------------   ------------   ------------   ------------
      Total Net Assets ...................   $    173,256   $    104,539   $     17,317   $      2,172
      Units Outstanding ..................         27,842         13,152          1,919            222
      Unit Value (accumulation) ..........   $       6.22   $       7.95   $       9.02   $       9.79

Net Assets: Total
   Contract value in accumulation period .   $ 97,295,028   $    450,667   $    101,779   $      2,172
                                             ------------   ------------   ------------   ------------
      Total Net Assets ...................   $ 97,295,028   $    450,667   $    101,779   $      2,172
                                             ============   ============   ============   ============
      Units Outstanding ..................      5,748,357         56,694         11,340            222
      Unit Value (accumulation) ..........   $      16.93   $       7.95   $       8.98   $       9.79

FIFO Cost ................................   $149,733,385   $    453,210   $    101,630   $      2,279

                                                                Investment Divisions
                                             ---------------------------------------------------------
                                                                                Gabelli        Baillie
                                                 Guardian       Guardian        Capital        Gifford
                                                     Bond           Cash          Asset  International
                                             ------------   ------------   ------------  -------------
Assets:
   Shares owned in underlying fund .......        175,996        356,230        201,979        482,011
   Net asset value per share (NAV) .......          11.99          10.00          14.23          12.72
                                             ------------   ------------   ------------   ------------
      Total Assets (Shares X NAV) ........   $  2,110,193   $  3,562,301   $  2,874,158   $  6,131,186

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................          3,349         51,593          4,481          9,174
                                             ------------   ------------   ------------   ------------
      Net Assets .........................   $  2,106,844   $  3,510,708   $  2,869,677   $  6,122,012

Net Assets: Park Avenue Life
   Contract value in accumulation period .   $  2,094,888   $  3,383,264   $  2,819,855   $  6,111,142
                                             ------------   ------------   ------------   ------------
      Total Net Assets ...................   $  2,094,888   $  3,383,264   $  2,819,855   $  6,111,142
      Units Outstanding ..................        144,458        259,429        203,532        433,571
      Unit Value (accumulation) ..........   $      14.50   $      13.04   $      13.85   $      14.09

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .   $     11,956   $    127,444   $     49,822   $     10,870
                                             ------------   ------------   ------------   ------------
      Total Net Assets ...................   $     11,956   $    127,444   $     49,822   $     10,870
      Units Outstanding ..................          1,031         11,902          4,818          1,599
      Unit Value (accumulation) ..........   $      11.59   $      10.71   $      10.34   $       6.80

Net Assets: Total
   Contract value in accumulation period .   $  2,106,844   $  3,510,708   $  2,869,677   $  6,122,012
                                             ------------   ------------   ------------   ------------
      Total Net Assets ...................   $  2,106,844   $  3,510,708   $  2,869,677   $  6,122,012
                                             ============   ============   ============   ============
      Units Outstanding ..................        145,489        271,331        208,350        435,170
      Unit Value (accumulation) ..........   $      14.48   $      12.94   $      13.77   $      14.07

FIFO Cost ................................   $  2,086,575   $  3,562,301   $  3,192,150   $  9,109,132

                                                         Investment Divisions
                                             ------------------------------------------
                                                  Baillie
                                                  Gifford       Guardian
                                                 Emerging      Small Cap     Value Line
                                                  Markets          Stock      Centurion
                                             ------------   ------------   ------------
Assets:
   Shares owned in underlying fund .......         50,294        346,565        467,684
   Net asset value per share (NAV) .......           9.57          14.71          19.71
                                             ------------   ------------   ------------
      Total Assets (Shares X NAV) ........   $    481,318   $  5,097,969   $  9,218,052

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................          1,921          7,585         13,824
                                             ------------   ------------   ------------
      Net Assets .........................   $    479,397   $  5,090,384   $  9,204,228

Net Assets: Park Avenue Life
   Contract value in accumulation period .   $    476,681   $  5,066,671   $  9,184,250
                                             ------------   ------------   ------------
      Total Net Assets ...................   $    476,681   $  5,066,671   $  9,184,250
      Units Outstanding ..................         47,980        447,013        559,026
      Unit Value (accumulation) ..........   $       9.94   $      11.33   $      16.43

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .   $      2,716   $     23,713   $     19,978
                                             ------------   ------------   ------------
      Total Net Assets ...................   $      2,716   $     23,713   $     19,978
      Units Outstanding ..................            338          2,845          2,812
      Unit Value (accumulation) ..........   $       8.05   $       8.33   $       7.11

Net Assets: Total
   Contract value in accumulation period .   $    479,397   $  5,090,384   $  9,204,228
                                             ------------   ------------   ------------
      Total Net Assets ...................   $    479,397   $  5,090,384   $  9,204,228
                                             ============   ============   ============
      Units Outstanding ..................         48,318        449,858        561,838
      Unit Value (accumulation) ..........   $       9.92   $      11.32   $      16.38

FIFO Cost ................................   $    555,029   $  5,564,799   $ 12,897,095

See notes to financial statements.


                                     84 & 85

The Guardian Separate Account K

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001 (continued)

                                                               Investment Divisions
                                             -----------------------------------------------------
                                              Value Line
                                               Strategic      AIM V.I.      AIM V.I.
                                                   Asset       Capital        Global      AIM V.I.
                                              Management  Appreciation     Utilities         Value
                                             -----------  ------------   -----------   -----------
Assets:
   Shares owned in underlying fund .......       553,382        91,845        10,335       253,219
   Net asset value per share (NAV) .......         18.36         21.72         13.55         23.35
                                             -----------   -----------   -----------   -----------
      Total Assets (Shares X NAV) ........   $10,160,091   $ 1,994,878   $   140,036   $ 5,912,673

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................        14,593         3,323           532         8,483
                                             -----------   -----------   -----------   -----------
      Net Assets .........................   $10,145,498   $ 1,991,555   $   139,504   $ 5,904,190

Net Assets: Park Avenue Life
   Contract value in accumulation period .   $10,097,942   $ 1,936,686   $   138,330   $ 5,856,378
                                             -----------   -----------   -----------   -----------
      Total Net Assets ...................   $10,097,942   $ 1,936,686   $   138,330   $ 5,856,378
      Units Outstanding ..................       535,433       172,001        20,919       482,796
      Unit Value (accumulation) ..........   $     18.86   $     11.26   $      6.61   $     12.13

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .   $    47,556   $    54,869   $     1,174   $    47,812
                                             -----------   -----------   -----------   -----------
      Total Net Assets ...................   $    47,556   $    54,869   $     1,174   $    47,812
      Units Outstanding ..................         5,590         8,725           178         6,493
      Unit Value (accumulation) ..........   $      8.51   $      6.29   $      6.59   $      7.36

Net Assets: Total
   Contract value in accumulation period .   $10,145,498   $ 1,991,555   $   139,504   $ 5,904,190
                                             -----------   -----------   -----------   -----------
      Total Net Assets ...................   $10,145,498   $ 1,991,555   $   139,504   $ 5,904,190
                                             ===========   ===========   ===========   ===========
      Units Outstanding ..................       541,023       180,726        21,097       489,289
      Unit Value (accumulation) ..........   $     18.75   $     11.02   $      6.61   $     12.07

FIFO Cost ................................   $13,101,436   $ 2,741,915   $   175,199   $ 7,223,549

                                                              Investment Divisions
                                           -------------------------------------------------------
                                                American      American         Davis         Davis
                                              Century VP    Century VP     Financial   Real Estate
                                           International         Value     Portfolio     Portfolio
                                           -------------   -----------   -----------   -----------
Assets:
   Shares owned in underlying fund .......       160,796        83,490           599           703
   Net asset value per share (NAV) .......          6.59          7.44         10.67         10.35
                                             -----------   -----------   -----------   -----------
      Total Assets (Shares X NAV) ........   $ 1,059,644   $   621,162   $     6,394   $     7,275

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................         2,400         1,497            --            --
                                             -----------   -----------   -----------   -----------
      Net Assets .........................   $ 1,057,244   $   619,665   $     6,394   $     7,275

Net Assets: Park Avenue Life
   Contract value in accumulation period .   $ 1,057,244   $   619,665   $        --   $        --
                                             -----------   -----------   -----------   -----------
      Total Net Assets ...................   $ 1,057,244   $   619,665   $        --   $        --
      Units Outstanding ..................       106,125        50,071            --            --
      Unit Value (accumulation) ..........   $      9.96   $     12.38   $        --   $        --

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .   $        --   $        --   $     6,394   $     7,275
                                             -----------   -----------   -----------   -----------
      Total Net Assets ...................   $        --   $        --   $     6,394   $     7,275
      Units Outstanding ..................            --            --           604           631
      Unit Value (accumulation) ..........   $        --   $        --   $     10.58   $     11.53

Net Assets: Total
   Contract value in accumulation period .   $ 1,057,244   $   619,665   $     6,394   $     7,275
                                             -----------   -----------   -----------   -----------
      Total Net Assets ...................   $ 1,057,244   $   619,665   $     6,394   $     7,275
                                             ===========   ===========   ===========   ===========
      Units Outstanding ..................       106,125        50,071           604           631
      Unit Value (accumulation) ..........   $      9.96   $     12.38   $     10.58   $     11.53

FIFO Cost ................................   $ 1,518,010   $   568,927   $     6,139   $     7,094

                                                          Investment Divisions
                                             ---------------------------------------------
                                                     Davis    Fidelity VIP    Fidelity VIP
                                                     Value   Equity-Income     High Income
                                                 Portfolio  Original Class  Original Class
                                             -------------  --------------  --------------
Assets:
   Shares owned in underlying fund .......         3,371            52,448          28,573
   Net asset value per share (NAV) .......          9.87             22.75            6.41
                                             -----------       -----------     -----------
      Total Assets (Shares X NAV) ........   $    33,268       $ 1,193,184     $   183,152

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................            --             2,180             520
                                             -----------       -----------     -----------
      Net Assets .........................   $    33,268       $ 1,191,004     $   182,632

Net Assets: Park Avenue Life
   Contract value in accumulation period .   $        --       $ 1,191,004     $   182,632
                                             -----------       -----------     -----------
      Total Net Assets ...................   $        --       $ 1,191,004     $   182,632
      Units Outstanding ..................            --           102,482          27,125
      Unit Value (accumulation) ..........   $        --       $     11.62     $      6.73

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .   $    33,268       $        --     $        --
                                             -----------       -----------     -----------
      Total Net Assets ...................   $    33,268       $        --     $        --
      Units Outstanding ..................         3,708                --              --
      Unit Value (accumulation) ..........   $      8.97       $        --     $        --

Net Assets: Total
   Contract value in accumulation period .   $    33,268       $ 1,191,004     $   182,632
                                             -----------       -----------     -----------
      Total Net Assets ...................   $    33,268       $ 1,191,004     $   182,632
                                             ===========       ===========     ===========
      Units Outstanding ..................         3,708           102,482          27,125
      Unit Value (accumulation) ..........   $      8.97       $     11.62     $      6.73

FIFO Cost ................................   $    32,747       $ 1,207,197     $   233,540

See notes to financial statements.


                                     86 & 87

The Guardian Separate Account K

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001 (continued)

                                                                     Investment Divisions
                                             -----------------------------------------------------------------
                                                                                                      Fidelity
                                                                                     Fidelity       VIP Growth
                                               Fidelity VIP     Fidelity VIP       VIP Growth    Opportunities
                                                 Contrafund        Index 500    Opportunities          Service
                                             Original Class   Original Class   Original Class          Class 2
                                             --------------   --------------   --------------    -------------
Assets:
   Shares owned in underlying fund .......           38,417           47,990          160,392              370
   Net asset value per share (NAV) .......            20.13           130.07            15.13            15.04
                                                 ----------       ----------       ----------       ----------
      Total Assets (Shares X NAV) ........       $  773,340       $6,242,021       $2,426,731       $    5,569

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................            1,425            8,934            3,564               --
                                                 ----------       ----------       ----------       ----------
      Net Assets .........................       $  771,915       $6,233,087       $2,423,167       $    5,569

Net Assets: Park Avenue Life
   Contract value in accumulation period .       $  771,915       $6,233,087       $2,423,167       $       --
                                                 ----------       ----------       ----------       ----------
      Total Net Assets ...................       $  771,915       $6,233,087       $2,423,167       $       --
      Units Outstanding ..................           95,287          540,584          278,072               --
      Unit Value (accumulation) ..........       $     8.10       $    11.53       $     8.71       $       --

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .       $       --       $       --       $       --       $    5,569
                                                 ----------       ----------       ----------       ----------
      Total Net Assets ...................       $       --       $       --       $       --       $    5,569
      Units Outstanding ..................               --               --               --              763
      Unit Value (accumulation) ..........       $       --       $       --       $       --       $     7.30

Net Assets: Total
   Contract value in accumulation period .       $  771,915       $6,233,087       $2,423,167       $    5,569
                                                 ----------       ----------       ----------       ----------
      Total Net Assets ...................       $  771,915       $6,233,087       $2,423,167       $    5,569
                                                 ==========       ==========       ==========       ==========
      Units Outstanding ..................           95,287          540,584          278,072              763
      Unit Value (accumulation) ..........       $     8.10       $    11.53       $     8.71       $     7.30

FIFO Cost ................................       $  783,932       $7,261,141       $2,969,707       $    5,388

                                                                     Investment Divisions
                                              ----------------------------------------------------------------
                                               Fidelity VIP
                                              Equity-Income     Fidelity VIP       Fidelity VIP
                                                  Portfolio       Contrafund            Mid Cap    Janus Aspen
                                                    Service          Service             Growth     Aggressive
                                                    Class 2          Class 2    Service Class 2         Growth
                                              -------------     ------------    ---------------  -------------
Assets:
   Shares owned in underlying fund .......            2,288            1,540              1,181         51,248
   Net asset value per share (NAV) .......            22.59            20.00              19.49          21.98
                                                 ----------       ----------         ----------     ----------
      Total Assets (Shares X NAV) ........       $   51,692       $   30,808         $   23,017     $1,126,423

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................               --               --                 --          2,263
                                                 ----------       ----------         ----------     ----------
      Net Assets .........................       $   51,692       $   30,808         $   23,017     $1,124,160

Net Assets: Park Avenue Life
   Contract value in accumulation period .       $       --       $       --         $       --     $1,124,160
                                                 ----------       ----------         ----------     ----------
      Total Net Assets ...................       $       --       $       --         $       --     $1,124,160
      Units Outstanding ..................               --               --                 --        275,190
      Unit Value (accumulation) ..........       $       --       $       --         $       --     $     4.09

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .       $   51,692       $   30,808         $   23,017     $       --
                                                 ----------       ----------         ----------     ----------
      Total Net Assets ...................       $   51,692       $   30,808         $   23,017     $       --
      Units Outstanding ..................            5,096            3,750              2,165             --
      Unit Value (accumulation) ..........       $    10.14       $     8.21         $    10.63     $       --

Net Assets: Total
   Contract value in accumulation period .       $   51,692       $   30,808         $   23,017     $1,124,160
                                                 ----------       ----------         ----------     ----------
      Total Net Assets ...................       $   51,692       $   30,808         $   23,017     $1,124,160
                                                 ==========       ==========         ==========     ==========
      Units Outstanding ..................            5,096            3,750              2,165        275,190
      Unit Value (accumulation) ..........       $    10.14       $     8.21         $    10.63     $     4.09

FIFO Cost ................................       $   51,144       $   30,296         $   21,812     $1,527,572

                                                         Investment Divisions
                                              ---------------------------------------
                                               Janus Aspen                Janus Aspen
                                                   Capital  Janus Aspen     Worldwide
                                              Appreciation       Growth        Growth
                                              ------------  -----------   -----------
Assets:
   Shares owned in underlying fund .......          34,785        38,668       53,495
   Net asset value per share (NAV) .......           20.72         19.88        28.54
                                                ----------    ----------   ----------
      Total Assets (Shares X NAV) ........      $  720,750    $  768,720   $1,526,747

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................           1,503         1,604        3,059
                                                ----------    ----------   ----------
      Net Assets .........................      $  719,247    $  767,116   $1,523,688

Net Assets: Park Avenue Life
   Contract value in accumulation period .      $  719,247    $  767,116   $1,523,688
                                                ----------    ----------   ----------
      Total Net Assets ...................      $  719,247    $  767,116   $1,523,688
      Units Outstanding ..................         116,718       126,103      245,646
      Unit Value (accumulation) ..........      $     6.16    $     6.08   $     6.20

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .      $       --    $       --   $       --
                                                ----------    ----------   ----------
      Total Net Assets ...................      $       --    $       --   $       --
      Units Outstanding ..................              --            --           --
      Unit Value (accumulation) ..........      $       --    $       --   $       --

Net Assets: Total
   Contract value in accumulation period .      $  719,247    $  767,116   $1,523,688
                                                ----------    ----------   ----------
      Total Net Assets ...................      $  719,247    $  767,116   $1,523,688
                                                ==========    ==========   ==========
      Units Outstanding ..................         116,718       126,103      245,646
      Unit Value (accumulation) ..........      $     6.16    $     6.08   $     6.20

FIFO Cost ................................      $  816,846    $  857,675   $1,761,133

See notes to financial statements.


                                     88 & 89

The Guardian Separate Account K

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001 (continued)

                                                               Investment Divisions
                                             ------------------------------------------------------
                                             Janus Aspen    Janus Aspen                 Janus Aspen
                                              Aggressive        Capital   Janus Aspen     Worldwide
                                                  Growth   Appreciation        Growth        Growth
                                                 Service        Service       Service       Service
                                                  Shares         Shares        Shares        Shares
                                             -----------     ----------   -----------   -----------
Assets:
   Shares owned in underlying fund .......         3,187            891         1,806         2,165
   Net asset value per share (NAV) .......         21.73          20.57         19.76         28.38
                                              ----------     ----------    ----------    ----------
      Total Assets (Shares X NAV) ........    $   69,248     $   18,335    $   35,692    $   61,438

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................            --             --            --            --
                                              ----------     ----------    ----------    ----------
      Net Assets .........................    $   69,248     $   18,335    $   35,692    $   61,438

Net Assets: Park Avenue Life
   Contract value in accumulation period .    $       --     $       --    $       --    $       --
                                              ----------     ----------    ----------    ----------
      Total Net Assets ...................    $       --     $       --    $       --    $       --
      Units Outstanding ..................            --             --            --            --
      Unit Value (accumulation) ..........    $       --     $       --    $       --    $       --

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .    $   69,248     $   18,335    $   35,692    $   61,438
                                              ----------     ----------    ----------    ----------
      Total Net Assets ...................    $   69,248     $   18,335    $   35,692    $   61,438
      Units Outstanding ..................         8,349          2,021         4,087         6,702
      Unit Value (accumulation) ..........    $     8.29     $     9.07    $     8.73    $     9.17

Net Assets: Total
   Contract value in accumulation period .    $   69,248     $   18,335    $   35,692    $   61,438
                                              ----------     ----------    ----------    ----------
      Total Net Assets ...................    $   69,248     $   18,335    $   35,692    $   61,438
                                              ==========     ==========    ==========    ==========
      Units Outstanding ..................         8,349          2,021         4,087         6,702
      Unit Value (accumulation) ..........    $     8.29     $     9.07    $     8.73    $     9.17

FIFO Cost ................................    $   68,072     $   17,975    $   33,619    $   60,559

                                                            Investment Divisions
                                             -------------------------------------------------
                                                                 MFS          MFS
                                                            Emerging    Investors      MFS New
                                               MFS Bond       Growth        Trust    Discovery
                                             ----------   ----------   ----------   ----------
Assets:
   Shares owned in underlying fund .......       14,710      164,019      162,351       35,896
   Net asset value per share (NAV) .......        11.52        17.98        17.13        15.27
                                             ----------   ----------   ----------   ----------
      Total Assets (Shares X NAV) ........   $  169,457   $2,949,069   $2,781,077   $  548,129

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................        1,352        5,352        4,748        1,016
                                             ----------   ----------   ----------   ----------
      Net Assets .........................   $  168,105   $2,943,717   $2,776,329   $  547,113

Net Assets: Park Avenue Life
   Contract value in accumulation period .   $  168,105   $2,903,732   $2,768,832   $  517,849
                                             ----------   ----------   ----------   ----------
      Total Net Assets ...................   $  168,105   $2,903,732   $2,768,832   $  517,849
      Units Outstanding ..................       13,877      253,377      242,847       58,823
      Unit Value (accumulation) ..........   $    12.11   $    11.46   $    11.40   $     8.80

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .   $       --   $   39,985   $    7,497   $   29,264
                                             ----------   ----------   ----------   ----------
      Total Net Assets ...................   $       --   $   39,985   $    7,497   $   29,264
      Units Outstanding ..................           --        7,306          912        3,296
      Unit Value (accumulation) ..........   $       --   $     5.47   $     8.22   $     8.88

Net Assets: Total
   Contract value in accumulation period .   $  168,105   $2,943,717   $2,776,329   $  547,113
                                             ----------   ----------   ----------   ----------
      Total Net Assets ...................   $  168,105   $2,943,717   $2,776,329   $  547,113
                                             ==========   ==========   ==========   ==========
      Units Outstanding ..................       13,877      260,683      243,759       62,119
      Unit Value (accumulation) ..........   $    12.11   $    11.29   $    11.39   $     8.81

FIFO Cost ................................   $  165,856   $4,421,711   $3,206,898   $  540,699

                                                Investment Divisions
                                             -------------------------
                                                    MFS            MFS
                                               Research   Total Return
                                             ----------   ------------
Assets:
   Shares owned in underlying fund .......       15,614         69,535
   Net asset value per share (NAV) .......        14.32          18.61
                                             ----------     ----------
      Total Assets (Shares X NAV) ........   $  223,596     $1,294,042

Liabilities:
   Due to the Guardian Insurance & Annuity
      Company, Inc. ......................          570          1,928
                                             ----------     ----------
      Net Assets .........................   $  223,026     $1,292,114

Net Assets: Park Avenue Life
   Contract value in accumulation period .   $  201,990     $1,262,913
                                             ----------     ----------
      Total Net Assets ...................   $  201,990     $1,262,913
      Units Outstanding ..................       28,798         97,733
      Unit Value (accumulation) ..........   $     7.01     $    12.92

Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period .   $   21,036     $   29,201
                                             ----------     ----------
      Total Net Assets ...................   $   21,036     $   29,201
      Units Outstanding ..................        3,021          2,617
      Unit Value (accumulation) ..........   $     6.96     $    11.16

Net Assets: Total
   Contract value in accumulation period .   $  223,026     $1,292,114
                                             ----------     ----------
      Total Net Assets ...................   $  223,026     $1,292,114
                                             ==========     ==========
      Units Outstanding ..................       31,819        100,350
      Unit Value (accumulation) ..........   $     7.01     $    12.88

FIFO Cost ................................   $  230,688     $1,294,265

See notes to financial statements.


                                     90 & 91

The Guardian Separate Account K

STATEMENT OF OPERATIONS

Years Ended December 31, 1999, 2000 and 2001

                                                                                  Investment Divisions
                                                            ------------------------------------------------------------
                                                                                                                Guardian
                                                                               Guardian         Guardian         VC High
                                                                Guardian         VC 500         VC Asset           Yield
                                                                   Stock          Index       Allocation            Bond
                                                            ------------    ------------    ------------    ------------
1999 Investment Income
   Income:
      Reinvested dividends ..............................   $    369,754    $         --    $         --    $         --
   Expenses:
      Mortality and expense risk charges ................        529,673              --              --              --
                                                            ------------    ------------    ------------    ------------
   Net investment income/(expense) ......................       (159,919)             --              --              --
                                                            ------------    ------------    ------------    ------------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .      1,325,605              --              --              --
      Reinvested realized gain distributions ............     13,654,816              --              --              --
                                                            ------------    ------------    ------------    ------------
   Net realized gain/(loss) on investments ..............     14,980,421              --              --              --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................      8,347,267              --              --              --
                                                            ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments      23,327,688              --              --              --
                                                            ------------    ------------    ------------    ------------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $ 23,167,769    $         --    $         --    $         --
                                                            ============    ============    ============    ============

2000 Investment Income
   Income:
      Reinvested dividends ..............................   $     84,430    $         91    $        251    $         --
   Expenses:
      Mortality and expense risk charges ................        668,170              17              11              --
                                                            ------------    ------------    ------------    ------------
   Net investment income/(expense) ......................       (583,740)             74             240              --
                                                            ------------    ------------    ------------    ------------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .      1,862,744             (24)            (36)             --
      Reinvested realized gain distributions ............     19,036,426               6             383              --
                                                            ------------    ------------    ------------    ------------
   Net realized gain/(loss) on investments ..............     20,899,170             (18)            347              --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................    (44,075,551)           (691)           (630)             --
                                                            ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments     (23,176,381)           (709)           (283)             --
                                                            ------------    ------------    ------------    ------------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $(23,760,121)   $       (635)   $        (43)   $         --
                                                            ============    ============    ============    ============

2001 Investment Income
   Income:
      Reinvested dividends ..............................   $    244,294    $      2,990    $        475    $        106
   Expenses:
      Mortality and expense risk charges ................        533,035             931             271              --
                                                            ------------    ------------    ------------    ------------
   Net investment income/(expense) ......................       (288,741)          2,059             204             106
                                                            ------------    ------------    ------------    ------------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .     (4,693,560)         (9,268)         (4,137)             36
      Reinvested realized gain distributions ............        726,992              29           1,090              --
                                                            ------------    ------------    ------------    ------------
   Net realized gain/(loss) on investments ..............     (3,966,568)         (9,239)         (3,047)             36
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................    (19,458,135)           (904)          1,061            (107)
                                                            ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments     (23,424,703)        (10,143)         (1,986)            (71)
                                                            ------------    ------------    ------------    ------------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $(23,713,444)   $     (8,084)   $     (1,782)   $         35
                                                            ============    ============    ============    ============

                                                                                   Investment Divisions
                                                            -----------------------------------------------------------
                                                                                                Gabelli         Baillie
                                                                Guardian        Guardian        Capital         Gifford
                                                                    Bond            Cash          Asset   International
                                                            ------------    ------------   ------------   -------------
1999 Investment Income
   Income:
      Reinvested dividends ..............................   $     60,839    $    111,469   $      1,156    $     23,818
   Expenses:
      Mortality and expense risk charges ................          5,998          14,620          3,872          35,350
                                                            ------------    ------------   ------------    ------------
   Net investment income/(expense) ......................         54,841          96,849         (2,716)        (11,532)
                                                            ------------    ------------   ------------    ------------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .         (4,349)             --          9,887         142,151
      Reinvested realized gain distributions ............          2,663              --         93,608         496,655
                                                            ------------    ------------   ------------    ------------
   Net realized gain/(loss) on investments ..............         (1,686)             --        103,495         638,806
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................        (66,810)             --          1,093       1,289,281
                                                            ------------    ------------   ------------    ------------
Net realized and unrealized gain/(loss) from investments         (68,496)             --        104,588       1,928,087
                                                            ------------    ------------   ------------    ------------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $    (13,655)   $     96,849   $    101,872    $  1,916,555
                                                            ============    ============   ============    ============

2000 Investment Income
   Income:
      Reinvested dividends ..............................   $     86,770    $    167,595   $      3,125    $         --
   Expenses:
      Mortality and expense risk charges ................          8,207          18,328          8,932          36,382
                                                            ------------    ------------   ------------    ------------
   Net investment income/(expense) ......................         78,563         149,267         (5,807)        (36,382)
                                                            ------------    ------------   ------------    ------------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .        (56,290)             --         27,132         202,762
      Reinvested realized gain distributions ............             --              --        315,917       1,645,694
                                                            ------------    ------------   ------------    ------------
   Net realized gain/(loss) on investments ..............        (56,290)             --        343,049       1,848,456
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................         91,925              --       (266,470)     (3,397,949)
                                                            ------------    ------------   ------------    ------------
Net realized and unrealized gain/(loss) from investments          35,635              --         76,579      (1,549,493)
                                                            ------------    ------------   ------------    ------------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $    114,198    $    149,267   $     70,772    $ (1,585,875)
                                                            ============    ============   ============    ============

2001 Investment Income
   Income:
      Reinvested dividends ..............................   $    113,687    $    117,850   $     14,165    $         --
   Expenses:
      Mortality and expense risk charges ................         11,314          21,346         12,073          34,881
                                                            ------------    ------------   ------------    ------------
   Net investment income/(expense) ......................        102,373          96,504          2,092         (34,881)
                                                            ------------    ------------   ------------    ------------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .         14,739              --        (35,795)       (432,981)
      Reinvested realized gain distributions ............          9,825              --        148,066         104,941
                                                            ------------    ------------   ------------    ------------
   Net realized gain/(loss) on investments ..............         24,564              --        112,271        (328,040)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................          9,712              --        (59,066)     (1,131,518)
                                                            ------------    ------------   ------------    ------------
Net realized and unrealized gain/(loss) from investments          34,276              --         53,205      (1,459,558)
                                                            ------------    ------------   ------------    ------------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $    136,649    $     96,504   $     55,297    $ (1,494,439)
                                                            ============    ============   ============    ============

                                                                        Investment Divisions
                                                            --------------------------------------------
                                                                 Baillie
                                                                 Gifford        Guardian
                                                                Emerging       Small Cap      Value Line
                                                                 Markets           Stock       Centurion
                                                            ------------    ------------    ------------
1999 Investment Income
   Income:
      Reinvested dividends ..............................   $         --    $      4,393    $     20,623
   Expenses:
      Mortality and expense risk charges ................            681          16,530          51,938
                                                            ------------    ------------    ------------
   Net investment income/(expense) ......................           (681)        (12,137)        (31,315)
                                                            ------------    ------------    ------------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .          5,796        (110,496)        239,620
      Reinvested realized gain distributions ............             --              --         554,526
                                                            ------------    ------------    ------------
   Net realized gain/(loss) on investments ..............          5,796        (110,496)        794,146
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................         53,916       1,036,194       1,138,849
                                                            ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments          59,712         925,698       1,932,995
                                                            ------------    ------------    ------------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $     59,031    $    913,561    $  1,901,680
                                                            ============    ============    ============

2000 Investment Income
   Income:
      Reinvested dividends ..............................   $         --    $         --    $      6,935
   Expenses:
      Mortality and expense risk charges ................          1,862          29,961          62,870
                                                            ------------    ------------    ------------
   Net investment income/(expense) ......................         (1,862)        (29,961)        (55,935)
                                                            ------------    ------------    ------------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .         34,016         505,495         252,522
      Reinvested realized gain distributions ............          5,991         161,213       1,432,854
                                                            ------------    ------------    ------------
   Net realized gain/(loss) on investments ..............         40,007         666,708       1,685,376
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................       (171,008)       (871,077)     (3,008,012)
                                                            ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments        (131,001)       (204,369)     (1,322,636)
                                                            ------------    ------------    ------------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $   (132,863)   $   (234,330)   $ (1,378,571)
                                                            ============    ============    ============

2001 Investment Income
   Income:
      Reinvested dividends ..............................   $        891    $        377    $     15,448
   Expenses:
      Mortality and expense risk charges ................          2,345          26,226          50,127
                                                            ------------    ------------    ------------
   Net investment income/(expense) ......................         (1,454)        (25,849)        (34,679)
                                                            ------------    ------------    ------------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .        (13,525)        243,676        (195,165)
      Reinvested realized gain distributions ............             --             223       1,183,713
                                                            ------------    ------------    ------------
   Net realized gain/(loss) on investments ..............        (13,525)        243,899         988,548
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................         42,374        (560,544)     (2,594,958)
                                                            ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments          28,849        (316,645)     (1,606,410)
                                                            ------------    ------------    ------------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $     27,395    $   (342,494)   $ (1,641,089)
                                                            ============    ============    ============

See notes to financial statements.


                                     92 & 93

The Guardian Separate Account K

STATEMENT OF OPERATIONS

Years Ended December 31, 1999, 2000 and 2001 (continued)

                                                                                 Investment Divisions
                                                            --------------------------------------------------------
                                                             Value Line
                                                              Strategic       AIM V.I.       AIM V.I.
                                                                  Asset        Capital         Global       AIM V.I.
                                                             Management   Appreciation      Utilities          Value
                                                            -----------   ------------    -----------    -----------
1999 Investment Income
   Income:
      Reinvested dividends ..............................   $    67,093    $       277    $        --    $     9,040
   Expenses:
      Mortality and expense risk charges ................        43,035          1,993             --         10,504
                                                            -----------   ------------    -----------    -----------
   Net investment income/(expense) ......................        24,058         (1,716)            --         (1,464)
                                                            -----------   ------------    -----------    -----------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .        93,618         19,527             --         31,006
      Reinvested realized gain distributions ............       346,059          8,629             --         47,273
                                                            -----------   ------------    -----------    -----------
   Net realized gain/(loss) on investments ..............       439,677         28,156             --         78,279
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................       979,634         96,748             --        436,555
                                                            -----------   ------------    -----------    -----------
Net realized and unrealized gain/(loss) from investments      1,419,311        124,904             --        514,834
                                                            -----------   ------------    -----------    -----------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $ 1,443,369    $   123,188    $        --    $   513,370
                                                            ===========    ===========    ===========    ===========

2000 Investment Income
   Income:
      Reinvested dividends ..............................   $   200,726    $        --    $       347    $     5,946
   Expenses:
      Mortality and expense risk charges ................        63,341          7,651             70         26,380
                                                            -----------   ------------    -----------    -----------
   Net investment income/(expense) ......................       137,385         (7,651)           277        (20,434)
                                                            -----------   ------------    -----------    -----------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .       234,105         63,274            359        138,038
      Reinvested realized gain distributions ............     1,942,509         43,012          1,364        207,133
                                                            -----------   ------------    -----------    -----------
   Net realized gain/(loss) on investments ..............     2,176,614        106,286          1,723        345,171
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................    (2,240,011)      (381,155)        (3,627)    (1,095,632)
                                                            -----------   ------------    -----------    -----------
Net realized and unrealized gain/(loss) from investments        (63,397)      (274,869)        (1,904)      (750,461)
                                                            -----------   ------------    -----------    -----------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $    73,988    $  (282,520)   $    (1,627)   $  (770,895)
                                                            ===========    ===========    ===========    ===========

2001 Investment Income
   Income:
      Reinvested dividends ..............................   $   318,760    $        --    $     1,854    $     7,605
   Expenses:
      Mortality and expense risk charges ................        55,836          9,380            462         30,334
                                                            -----------   ------------    -----------    -----------
   Net investment income/(expense) ......................       262,924         (9,380)         1,392        (22,729)
                                                            -----------   ------------    -----------    -----------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .      (163,654)      (105,354)       (12,136)      (128,670)
      Reinvested realized gain distributions ............       724,310        155,726         12,127        115,437
                                                            -----------   ------------    -----------    -----------
   Net realized gain/(loss) on investments ..............       560,656         50,372             (9)       (13,233)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................    (2,213,925)      (475,212)       (31,536)      (663,848)
                                                            -----------   ------------    -----------    -----------
Net realized and unrealized gain/(loss) from investments     (1,653,269)      (424,840)       (31,545)      (677,081)
                                                            -----------   ------------    -----------    -----------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $(1,390,345)   $  (434,220)   $   (30,153)   $  (699,810)
                                                            ===========    ===========    ===========    ===========

                                                                                Investment Divisions
                                                          ----------------------------------------------------------
                                                               American       American          Davis          Davis
                                                             Century VP     Century VP      Financial    Real Estate
                                                          International          Value      Portfolio      Portfolio
                                                          -------------    -----------    -----------    -----------
1999 Investment Income
   Income:
      Reinvested dividends ..............................   $        --    $       913    $        --    $        --
   Expenses:
      Mortality and expense risk charges ................         2,577            276             --             --
                                                            -----------    -----------    -----------    -----------
   Net investment income/(expense) ......................        (2,577)           637             --             --
                                                            -----------    -----------    -----------    -----------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .         7,075         (9,014)            --             --
      Reinvested realized gain distributions ............            --          8,647             --             --
                                                            -----------    -----------    -----------    -----------
   Net realized gain/(loss) on investments ..............         7,075           (367)            --             --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................       211,520         (2,494)            --             --
                                                            -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments        218,595         (2,861)            --             --
                                                            -----------    -----------    -----------    -----------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $   216,018    $    (2,224)   $        --    $        --
                                                            ===========    ===========    ===========    ===========

2000 Investment Income
   Income:
      Reinvested dividends ..............................   $       945    $       885    $        --    $        --
   Expenses:
      Mortality and expense risk charges ................         5,198            813             --             --
                                                            -----------    -----------    -----------    -----------
   Net investment income/(expense) ......................        (4,253)            72             --             --
                                                            -----------    -----------    -----------    -----------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .        42,332         (4,307)            --             --
      Reinvested realized gain distributions ............        14,119          2,264             --             --
                                                            -----------    -----------    -----------    -----------
   Net realized gain/(loss) on investments ..............        56,451         (2,043)            --             --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................      (247,140)        25,961             --             --
                                                            -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments       (190,689)        23,918             --             --
                                                            -----------    -----------    -----------    -----------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $  (194,942)   $    23,990    $        --    $        --
                                                            ===========    ===========    ===========    ===========

2001 Investment Income
   Income:
      Reinvested dividends ..............................   $       847    $     2,061    $         3    $       133
   Expenses:
      Mortality and expense risk charges ................         5,549          2,168             --             --
                                                            -----------    -----------    -----------    -----------
   Net investment income/(expense) ......................        (4,702)          (107)             3            133
                                                            -----------    -----------    -----------    -----------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .       (24,758)        17,259           (121)          (262)
      Reinvested realized gain distributions ............        93,501             --             --             55
                                                            -----------    -----------    -----------    -----------
   Net realized gain/(loss) on investments ..............        68,743         17,259           (121)          (207)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................      (426,040)        30,112            255            181
                                                            -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments       (357,297)        47,371            134            (26)
                                                            -----------    -----------    -----------    -----------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $  (361,999)   $    47,264    $       137    $       107
                                                            ===========    ===========    ===========    ===========

                                                                          Investment Divisions
                                                            -------------------------------------------
                                                                  Davis    Fidelity VIP    Fidelity VIP
                                                                  Value   Equity-Income     High Income
                                                              Portfolio  Original Class  Original Class
                                                            -----------  --------------  --------------
1999 Investment Income
   Income:
      Reinvested dividends ..............................   $        --     $     1,840     $    10,494
   Expenses:
      Mortality and expense risk charges ................            --           1,309             746
                                                            -----------     -----------     -----------
   Net investment income/(expense) ......................            --             531           9,748
                                                            -----------     -----------     -----------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .            --           3,518         (11,878)
      Reinvested realized gain distributions ............            --           4,067             392
                                                            -----------     -----------     -----------
   Net realized gain/(loss) on investments ..............            --           7,585         (11,486)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................            --          (1,189)          8,124
                                                            -----------     -----------     -----------
Net realized and unrealized gain/(loss) from investments             --           6,396          (3,362)
                                                            -----------     -----------     -----------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $        --     $     6,927     $     6,386
                                                            ===========     ===========     ===========

2000 Investment Income
   Income:
      Reinvested dividends ..............................   $        --     $     6,239     $     9,010
   Expenses:
      Mortality and expense risk charges ................            --           2,903             630
                                                            -----------     -----------     -----------
   Net investment income/(expense) ......................            --           3,336           8,380
                                                            -----------     -----------     -----------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .            --          (3,136)         (5,827)
      Reinvested realized gain distributions ............            --          23,506              --
                                                            -----------     -----------     -----------
   Net realized gain/(loss) on investments ..............            --          20,370          (5,827)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................            --          18,828         (37,885)
                                                            -----------     -----------     -----------
Net realized and unrealized gain/(loss) from investments             --          39,198         (43,712)
                                                            -----------     -----------     -----------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $        --     $    42,534     $   (35,332)
                                                            ===========     ===========     ===========

2001 Investment Income
   Income:
      Reinvested dividends ..............................   $        62     $     9,833     $    17,516
   Expenses:
      Mortality and expense risk charges ................            --           4,769             839
                                                            -----------     -----------     -----------
   Net investment income/(expense) ......................            62           5,064          16,677
                                                            -----------     -----------     -----------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .          (205)        (26,449)        (26,409)
      Reinvested realized gain distributions ............            --          27,625              --
                                                            -----------     -----------     -----------
   Net realized gain/(loss) on investments ..............          (205)          1,176         (26,409)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................           522         (38,692)        (14,523)
                                                            -----------     -----------     -----------
Net realized and unrealized gain/(loss) from investments            317         (37,516)        (40,932)
                                                            -----------     -----------     -----------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $       379     $   (32,452)    $   (24,255)
                                                            ===========     ===========     ===========

See notes to financial statements.


                                     94 & 95

The Guardian Separate Account K

STATEMENT OF OPERATIONS

Years Ended December 31, 1999, 2000 and 2001 (continued)

                                                                                    Investment Divisions
                                                           ----------------------------------------------------------------
                                                                                                                   Fidelity
                                                                                                   Fidelity      VIP Growth
                                                             Fidelity VIP      Fidelity VIP      VIP Growth   Opportunities
                                                               Contrafund         Index 500   Opportunities         Service
                                                           Original Class    Original Class  Original Class         Class 2
                                                           --------------    --------------  --------------   -------------
1999 Investment Income
   Income:
      Reinvested dividends ..............................      $      --          $   4,912       $   3,410       $      --
   Expenses:
      Mortality and expense risk charges ................             --             12,947           5,596              --
                                                               ---------          ---------       ---------       ---------
   Net investment income/(expense) ......................             --             (8,035)         (2,186)             --
                                                               ---------          ---------       ---------       ---------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .             --             54,936          12,936              --
      Reinvested realized gain distributions ............             --              3,333           6,375              --
                                                               ---------          ---------       ---------       ---------
   Net realized gain/(loss) on investments ..............             --             58,269          19,311              --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................             --            387,799          23,602              --
                                                               ---------          ---------       ---------       ---------
Net realized and unrealized gain/(loss) from investments              --            446,068          42,913              --
                                                               ---------          ---------       ---------       ---------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................      $      --          $ 438,033       $  40,727       $      --
                                                               =========          =========       =========       =========

2000 Investment Income
   Income:
      Reinvested dividends ..............................      $      --          $  43,069       $  21,787       $      --
   Expenses:
      Mortality and expense risk charges ................            269             35,731          11,814              --
                                                               ---------          ---------       ---------       ---------
   Net investment income/(expense) ......................           (269)             7,338           9,973              --
                                                               ---------          ---------       ---------       ---------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .           (213)           105,187         (37,929)             --
      Reinvested realized gain distributions ............             --             18,827         110,492              --
                                                               ---------          ---------       ---------       ---------
   Net realized gain/(loss) on investments ..............           (213)           124,014          72,563              --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................         (5,144)          (810,926)       (470,137)             --
                                                               ---------          ---------       ---------       ---------
Net realized and unrealized gain/(loss) from investments          (5,357)          (686,912)       (397,574)             --
                                                               ---------          ---------       ---------       ---------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................      $  (5,626)         $(679,574)      $(387,601)      $      --
                                                               =========          =========       =========       =========

2001 Investment Income
   Income:
      Reinvested dividends ..............................      $   1,470          $  72,001       $   7,973       $      --
   Expenses:
      Mortality and expense risk charges ................          2,156             34,628          12,724              --
                                                               ---------          ---------       ---------       ---------
   Net investment income/(expense) ......................           (686)            37,373          (4,751)             --
                                                               ---------          ---------       ---------       ---------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .        (15,438)          (305,369)       (241,006)             13
      Reinvested realized gain distributions ............          5,187                 --              --              --
                                                               ---------          ---------       ---------       ---------
   Net realized gain/(loss) on investments ..............        (10,251)          (305,369)       (241,006)             13
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................         (5,448)          (633,011)       (120,685)            181
                                                               ---------          ---------       ---------       ---------
Net realized and unrealized gain/(loss) from investments         (15,699)          (938,380)       (361,691)            194
                                                               ---------          ---------       ---------       ---------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................      $ (16,385)         $(901,007)      $(366,442)      $     194
                                                               =========          =========       =========       =========

                                                                                 Investment Divisions
                                                           -------------------------------------------------------------
                                                           Fidelity VIP
                                                           Equity-Income    Fidelity VIP      Fidelity VIP
                                                               Portfolio      Contrafund           Mid Cap   Janus Aspen
                                                                 Service         Service            Growth    Aggressive
                                                                 Class 2         Class 2   Service Class 2        Growth
                                                           -------------    ------------   ---------------   -----------
1999 Investment Income
   Income:
      Reinvested dividends ..............................      $      --       $      --         $      --     $      --
   Expenses:
      Mortality and expense risk charges ................             --              --                --            --
                                                               ---------       ---------         ---------     ---------
   Net investment income/(expense) ......................             --              --                --            --
                                                               ---------       ---------         ---------     ---------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .             --              --                --            --
      Reinvested realized gain distributions ............             --              --                --            --
                                                               ---------       ---------         ---------     ---------
   Net realized gain/(loss) on investments ..............             --              --                --            --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................             --              --                --            --
                                                               ---------       ---------         ---------     ---------
Net realized and unrealized gain/(loss) from investments              --              --                --            --
                                                               ---------       ---------         ---------     ---------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................      $      --       $      --         $      --     $      --
                                                               =========       =========         =========     =========

2000 Investment Income
   Income:
      Reinvested dividends ..............................      $      --       $      --         $      --     $  15,276
   Expenses:
      Mortality and expense risk charges ................             --              --                --         1,841
                                                               ---------       ---------         ---------     ---------
   Net investment income/(expense) ......................             --              --                --        13,435
                                                               ---------       ---------         ---------     ---------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .             --              --                --       (18,923)
      Reinvested realized gain distributions ............             --              --                --        20,141
                                                               ---------       ---------         ---------     ---------
   Net realized gain/(loss) on investments ..............             --              --                --         1,218
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................             --              --                --      (379,581)
                                                               ---------       ---------         ---------     ---------
Net realized and unrealized gain/(loss) from investments              --              --                --      (378,363)
                                                               ---------       ---------         ---------     ---------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................      $      --       $      --         $      --     $(364,928)
                                                               =========       =========         =========     =========

2001 Investment Income
   Income:
      Reinvested dividends ..............................      $      --       $      --         $      --     $      --
   Expenses:
      Mortality and expense risk charges ................             --              --                --         5,422
                                                               ---------       ---------         ---------     ---------
   Net investment income/(expense) ......................             --              --                --        (5,422)
                                                               ---------       ---------         ---------     ---------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .          1,332            (103)              (91)     (475,840)
      Reinvested realized gain distributions ............             --              --                --            --
                                                               ---------       ---------         ---------     ---------
   Net realized gain/(loss) on investments ..............          1,332            (103)              (91)     (475,840)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................            547             512             1,205       (21,569)
                                                               ---------       ---------         ---------     ---------
Net realized and unrealized gain/(loss) from investments           1,879             409             1,114      (497,409)
                                                               ---------       ---------         ---------     ---------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................      $   1,879       $     409         $   1,114     $(502,831)
                                                               =========       =========         =========     =========

                                                                    Investment Divisions
                                                           --------------------------------------
                                                           Janus Aspen                    Janus Aspen
                                                                Capital    Janus Aspen      Worldwide
                                                           Appreciation         Growth         Growth
                                                           ------------    -----------    -----------
1999 Investment Income
   Income:
      Reinvested dividends ..............................     $      --      $      --      $      --
   Expenses:
      Mortality and expense risk charges ................            --             --             --
                                                              ---------      ---------      ---------
   Net investment income/(expense) ......................            --             --             --
                                                              ---------      ---------      ---------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .            --             --             --
      Reinvested realized gain distributions ............            --             --             --
                                                              ---------      ---------      ---------
   Net realized gain/(loss) on investments ..............            --             --             --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................            --             --             --
                                                              ---------      ---------      ---------
Net realized and unrealized gain/(loss) from investments             --             --             --
                                                              ---------      ---------      ---------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................     $      --      $      --      $      --
                                                              =========      =========      =========

2000 Investment Income
   Income:
      Reinvested dividends ..............................     $   2,462      $     606      $   4,936
   Expenses:
      Mortality and expense risk charges ................           462            276          1,261
                                                              ---------      ---------      ---------
   Net investment income/(expense) ......................         2,000            330          3,675
                                                              ---------      ---------      ---------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .          (891)        (1,575)        (5,528)
      Reinvested realized gain distributions ............            50          1,165         13,506
                                                              ---------      ---------      ---------
   Net realized gain/(loss) on investments ..............          (841)          (410)         7,978
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................       (46,680)       (31,256)      (114,042)
                                                              ---------      ---------      ---------
Net realized and unrealized gain/(loss) from investments        (47,521)       (31,666)      (106,064)
                                                              ---------      ---------      ---------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................     $ (45,521)     $ (31,336)     $(102,389)
                                                              =========      =========      =========

2001 Investment Income
   Income:
      Reinvested dividends ..............................     $   8,017      $     366      $   6,724
   Expenses:
      Mortality and expense risk charges ................         3,042          2,327          5,799
                                                              ---------      ---------      ---------
   Net investment income/(expense) ......................         4,975         (1,961)           925
                                                              ---------      ---------      ---------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .       (73,052)       (37,214)       (98,681)
      Reinvested realized gain distributions ............            --            756             --
                                                              ---------      ---------      ---------
   Net realized gain/(loss) on investments ..............       (73,052)       (36,458)       (98,681)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................       (49,416)       (57,698)      (120,344)
                                                              ---------      ---------      ---------
Net realized and unrealized gain/(loss) from investments       (122,468)       (94,156)      (219,025)
                                                              ---------      ---------      ---------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................     $(117,493)     $ (96,117)     $(218,100)
                                                              =========      =========      =========

See notes to financial statements.


                                     96 & 97

The Guardian Separate Account K

STATEMENT OF OPERATIONS

Years Ended December 31, 1999, 2000 and 2001 (continued)

                                                                                Investment Divisions
                                                            --------------------------------------------------------
                                                            Janus Aspen    Janus Aspen                   Janus Aspen
                                                             Aggressive        Capital    Janus Aspen      Worldwide
                                                                 Growth   Appreciation         Growth         Growth
                                                                Service        Service        Service        Service
                                                                 Shares         Shares         Shares         Shares
                                                            -----------   ------------    -----------    -----------
1999 Investment Income
   Income:
      Reinvested dividends ..............................   $        --    $        --    $        --    $        --
   Expenses:
      Mortality and expense risk charges ................            --             --             --             --
                                                            -----------    -----------    -----------    -----------
   Net investment income/(expense) ......................            --             --             --             --
                                                            -----------    -----------    -----------    -----------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .            --             --             --             --
      Reinvested realized gain distributions ............            --             --             --             --
                                                            -----------    -----------    -----------    -----------
   Net realized gain/(loss) on investments ..............            --             --             --             --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................            --             --             --             --
                                                            -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments             --             --             --             --
                                                            -----------    -----------    -----------    -----------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $        --    $        --    $        --    $        --
                                                            ===========    ===========    ===========    ===========

2000 Investment Income
   Income:
      Reinvested dividends ..............................   $        --    $        --    $        --    $        --
   Expenses:
      Mortality and expense risk charges ................            --             --             --             --
                                                            -----------    -----------    -----------    -----------
   Net investment income/(expense) ......................            --             --             --             --
                                                            -----------    -----------    -----------    -----------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .            --             --             --             --
      Reinvested realized gain distributions ............            --             --             --             --
                                                            -----------    -----------    -----------    -----------
   Net realized gain/(loss) on investments ..............            --             --             --             --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................            --             --             --             --
                                                            -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments             --             --             --             --
                                                            -----------    -----------    -----------    -----------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $        --    $        --    $        --    $        --
                                                            ===========    ===========    ===========    ===========

2001 Investment Income
   Income:
      Reinvested dividends ..............................   $        --    $        62    $        --    $        51
   Expenses:
      Mortality and expense risk charges ................            --             --             --             --
                                                            -----------    -----------    -----------    -----------
   Net investment income/(expense) ......................            --             62             --             51
                                                            -----------    -----------    -----------    -----------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .          (495)          (637)        (1,355)        (2,051)
      Reinvested realized gain distributions ............            --             --              9             --
                                                            -----------    -----------    -----------    -----------
   Net realized gain/(loss) on investments ..............          (495)          (637)        (1,346)        (2,051)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................         1,176            361          2,074            879
                                                            -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments            681           (276)           728         (1,172)
                                                            -----------    -----------    -----------    -----------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $       681    $      (214)   $       728    $    (1,121)
                                                            ===========    ===========    ===========    ===========

                                                                                Investment Divisions
                                                            --------------------------------------------------------
                                                                                  MFS             MFS
                                                                             Emerging       Investors        MFS New
                                                               MFS Bond        Growth           Trust      Discovery
                                                            -----------    -----------    -----------    -----------
1999 Investment Income
   Income:
      Reinvested dividends ..............................   $       850    $        --    $     3,764    $        --
   Expenses:
      Mortality and expense risk charges ................           246          5,295          8,789             --
                                                            -----------    -----------    -----------    -----------
   Net investment income/(expense) ......................           604         (5,295)        (5,025)            --
                                                            -----------    -----------    -----------    -----------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .            31         46,138         29,918             --
      Reinvested realized gain distributions ............            64             --          4,518             --
                                                            -----------    -----------    -----------    -----------
   Net realized gain/(loss) on investments ..............            95         46,138         34,436             --
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................        (1,411)       517,484         69,607             --
                                                            -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments         (1,316)       563,622        104,043             --
                                                            -----------    -----------    -----------    -----------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $      (712)   $   558,327    $    99,018    $        --
                                                            ===========    ===========    ===========    ===========

2000 Investment Income
   Income:
      Reinvested dividends ..............................   $     2,269    $        --    $     9,461    $        --
   Expenses:
      Mortality and expense risk charges ................           335         15,831         14,089            283
                                                            -----------    -----------    -----------    -----------
   Net investment income/(expense) ......................         1,934        (15,831)        (4,628)          (283)
                                                            -----------    -----------    -----------    -----------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .          (297)       322,436         78,180         (1,517)
      Reinvested realized gain distributions ............            --        133,517         17,179             --
                                                            -----------    -----------    -----------    -----------
   Net realized gain/(loss) on investments ..............          (297)       455,953         95,359         (1,517)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................         2,526     (1,141,229)      (102,821)        (7,095)
                                                            -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments          2,229       (685,276)        (7,462)        (8,612)
                                                            -----------    -----------    -----------    -----------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $     4,163    $  (701,107)   $   (12,090)   $    (8,895)
                                                            ===========    ===========    ===========    ===========

2001 Investment Income
   Income:
      Reinvested dividends ..............................   $     5,012    $        --    $    12,792    $        --
   Expenses:
      Mortality and expense risk charges ................           727         13,779         14,592          1,733
                                                            -----------    -----------    -----------    -----------
   Net investment income/(expense) ......................         4,285        (13,779)        (1,800)        (1,733)
                                                            -----------    -----------    -----------    -----------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .           917       (358,847)       (49,424)       (10,220)
      Reinvested realized gain distributions ............            --        171,204         65,656          7,998
                                                            -----------    -----------    -----------    -----------
   Net realized gain/(loss) on investments ..............           917       (187,643)        16,232         (2,222)
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................         2,063       (878,006)      (464,860)        14,525
                                                            -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments          2,980     (1,065,649)      (448,628)        12,303
                                                            -----------    -----------    -----------    -----------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $     7,265    $(1,079,428)   $  (450,428)   $    10,570
                                                            ===========    ===========    ===========    ===========

                                                                Investment Divisions
                                                            --------------------------
                                                                    MFS            MFS
                                                               Research   Total Return
                                                            -----------    -----------
1999 Investment Income
   Income:
      Reinvested dividends ..............................   $        --    $     1,578
   Expenses:
      Mortality and expense risk charges ................            --            515
                                                            -----------    -----------
   Net investment income/(expense) ......................            --          1,063
                                                            -----------    -----------

1999 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .            --          1,134
      Reinvested realized gain distributions ............            --          2,927
                                                            -----------    -----------
   Net realized gain/(loss) on investments ..............            --          4,061
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................            --         (2,372)
                                                            -----------    -----------
Net realized and unrealized gain/(loss) from investments             --          1,689
                                                            -----------    -----------
1999 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $        --    $     2,752
                                                            ===========    ===========

2000 Investment Income
   Income:
      Reinvested dividends ..............................   $        --    $     3,711
   Expenses:
      Mortality and expense risk charges ................            39          1,129
                                                            -----------    -----------
   Net investment income/(expense) ......................           (39)         2,582
                                                            -----------    -----------

2000 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .           (45)          (357)
      Reinvested realized gain distributions ............            --          3,573
                                                            -----------    -----------
   Net realized gain/(loss) on investments ..............           (45)         3,216
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................        (2,668)        19,553
                                                            -----------    -----------
Net realized and unrealized gain/(loss) from investments         (2,713)        22,769
                                                            -----------    -----------
2000 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $    (2,752)   $    25,351
                                                            ===========    ===========

2001 Investment Income
   Income:
      Reinvested dividends ..............................   $         6    $    11,813
   Expenses:
      Mortality and expense risk charges ................           531          4,235
                                                            -----------    -----------
   Net investment income/(expense) ......................          (525)         7,578
                                                            -----------    -----------

2001 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments .        (9,348)         5,642
      Reinvested realized gain distributions ............         5,935         17,442
                                                            -----------    -----------
   Net realized gain/(loss) on investments ..............        (3,413)        23,084
   Net change in unrealized appreciation/(depreciation)
      of investments ....................................        (4,424)       (18,875)
                                                            -----------    -----------
Net realized and unrealized gain/(loss) from investments         (7,837)         4,209
                                                            -----------    -----------
2001 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ......................................   $    (8,362)   $    11,787
                                                            ===========    ===========

See notes to financial statements.


                                     98 & 99

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 1999, 2000 and 2001

                                                                                   Investment Divisions
                                                          ----------------------------------------------------------------
                                                                                                                  Guardian
                                                                                Guardian         Guardian          VC High
                                                               Guardian           VC 500         VC Asset            Yield
                                                                  Stock            Index       Allocation             Bond
                                                          -------------    -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $    (159,919)   $          --    $          --    $          --
   Net realized gain/(loss) from sale of investments ..       1,325,605               --               --               --
   Reinvested realized gain distributions .............      13,654,816               --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................       8,347,267               --               --               --
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ..      23,167,769               --               --               --
                                                          -------------    -------------    -------------    -------------
1999 Policy Transactions
   Net policy purchase payments .......................      40,171,243               --               --               --
   Transfer on account of other terminations ..........      (3,434,504)              --               --               --
   Transfer of policy loans ...........................      (2,780,926)              --               --               --
   Transfer of cost of insurance and policy fees ......     (10,206,068)              --               --               --
   Transfer between investment divisions ..............      (2,907,439)              --               --               --
   Transfers-other ....................................         (61,922)              --               --               --
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ...      20,780,384               --               --               --
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............      43,948,153               --               --               --
   Net Assets at December 31, 1998 ....................      60,213,446               --               --               --
                                                          -------------    -------------    -------------    -------------
   Net Assets at December 31, 1999 ....................   $ 104,161,599    $          --    $          --    $          --
                                                          =============    =============    =============    =============

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $    (583,740)   $          74    $         240    $          --
   Net realized gain/(loss) from sale of investments ..       1,862,744              (24)             (36)              --
   Reinvested realized gain distributions .............      19,036,426                6              383               --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................     (44,075,551)            (691)            (630)              --
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ..     (23,760,121)            (635)             (43)              --
                                                          -------------    -------------    -------------    -------------
2000 Policy Transactions
   Net policy purchase payments .......................      44,720,473           11,182            7,033               --
   Transfer on account of other terminations ..........      (5,347,772)              --               --               --
   Transfer of policy loans ...........................      (3,506,610)             255               --               --
   Transfer of cost of insurance and policy fees ......     (11,463,519)          (1,461)          (1,027)              --
   Transfer between investment divisions ..............      (1,140,736)          11,494            3,821               --
   Transfers-other ....................................         (19,723)              (3)              --               --
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ...      23,242,113           21,467            9,827               --
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............        (518,008)          20,832            9,784               --
   Net Assets at December 31, 1999 ....................     104,161,599               --               --               --
                                                          -------------    -------------    -------------    -------------
   Net Assets at December 31, 2000 ....................   $ 103,643,591    $      20,832    $       9,784    $          --
                                                          =============    =============    =============    =============

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $    (288,741)   $       2,059    $         204    $         106
   Net realized gain/(loss) from sale of investments ..      (4,693,560)          (9,268)          (4,137)              36
   Reinvested realized gain distributions .............         726,992               29            1,090               --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................     (19,458,135)            (904)           1,061             (107)
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ..     (23,713,444)          (8,084)          (1,782)              35
                                                          -------------    -------------    -------------    -------------
2001 Policy Transactions
   Net policy purchase payments .......................      40,353,451          224,715           66,129            2,285
   Transfer on account of other terminations ..........      (5,096,037)          (2,162)             (14)              --
   Transfer of policy loans ...........................      (2,914,769)          (2,680)              --               --
   Transfer of cost of insurance and policy fees ......     (11,672,617)         (44,112)         (15,334)            (151)
   Transfer between investment divisions ..............      (3,375,197)         260,028           42,442               --
   Transfers-other ....................................          70,050            2,130              554                3
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ...      17,364,881          437,919           93,777            2,137
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............      (6,348,563)         429,835           91,995            2,172
   Net Assets at December 31, 2000 ....................     103,643,591           20,832            9,784               --
                                                          -------------    -------------    -------------    -------------
   Net Assets at December 31, 2001 ....................   $  97,295,028    $     450,667    $     101,779    $       2,172
                                                          =============    =============    =============    =============

                                                                                  Investment Divisions
                                                          ----------------------------------------------------------------
                                                                                                  Gabelli          Baillie
                                                               Guardian         Guardian          Capital          Gifford
                                                                   Bond             Cash            Asset    International
                                                          -------------    -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $      54,841    $      96,849    $      (2,716)   $     (11,532)
   Net realized gain/(loss) from sale of investments ..          (4,349)              --            9,887          142,151
   Reinvested realized gain distributions .............           2,663               --           93,608          496,655
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................         (66,810)              --            1,093        1,289,281
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ..         (13,655)          96,849          101,872        1,916,555
                                                          -------------    -------------    -------------    -------------
1999 Policy Transactions
   Net policy purchase payments .......................         564,988        2,218,578          559,201        2,350,183
   Transfer on account of other terminations ..........         (36,707)         (56,117)          (5,615)        (322,891)
   Transfer of policy loans ...........................         (25,016)         (10,943)         (17,743)        (170,218)
   Transfer of cost of insurance and policy fees ......        (129,534)        (324,257)        (123,479)        (570,782)
   Transfer between investment divisions ..............         (49,007)      (1,442,011)         188,975         (244,599)
   Transfers-other ....................................             474              739             (430)          (4,365)
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ...         325,198          385,989          600,909        1,037,328
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............         311,543          482,838          702,781        2,953,883
   Net Assets at December 31, 1998 ....................         816,913        2,261,842          285,297        4,285,073
                                                          -------------    -------------    -------------    -------------
   Net Assets at December 31, 1999 ....................   $   1,128,456    $   2,744,680    $     988,078    $   7,238,956
                                                          =============    =============    =============    =============

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $      78,563    $     149,267    $      (5,807)   $     (36,382)
   Net realized gain/(loss) from sale of investments ..         (56,290)              --           27,132          202,762
   Reinvested realized gain distributions .............              --               --          315,917        1,645,694
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................          91,925               --         (266,470)      (3,397,949)
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ..         114,198          149,267           70,772       (1,585,875)
                                                          -------------    -------------    -------------    -------------
2000 Policy Transactions
   Net policy purchase payments .......................         543,992        2,781,521          742,333        2,624,779
   Transfer on account of other terminations ..........         (51,854)        (138,318)         (38,591)        (401,077)
   Transfer of policy loans ...........................         (32,298)         (29,244)         (45,352)        (226,028)
   Transfer of cost of insurance and policy fees ......        (128,473)        (368,636)        (181,024)        (636,006)
   Transfer between investment divisions ..............        (148,613)      (2,095,645)          72,379         (247,086)
   Transfers-other ....................................            (615)          (8,019)          (1,503)          (9,063)
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ...         182,139          141,659          548,242        1,105,519
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............         296,337          290,926          619,014         (480,356)
   Net Assets at December 31, 1999 ....................       1,128,456        2,744,680          988,078        7,238,956
                                                          -------------    -------------    -------------    -------------
   Net Assets at December 31, 2000 ....................   $   1,424,793    $   3,035,606    $   1,607,092    $   6,758,600
                                                          =============    =============    =============    =============

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $     102,373    $      96,504    $       2,092    $     (34,881)
   Net realized gain/(loss) from sale of investments ..          14,739               --          (35,795)        (432,981)
   Reinvested realized gain distributions .............           9,825               --          148,066          104,941
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................           9,712               --          (59,066)      (1,131,518)
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ..         136,649           96,504           55,297       (1,494,439)
                                                          -------------    -------------    -------------    -------------
2001 Policy Transactions
   Net policy purchase payments .......................         647,914        1,660,092          900,458        2,464,854
   Transfer on account of other terminations ..........        (228,425)        (802,117)         (59,786)        (442,000)
   Transfer of policy loans ...........................         (41,799)         (71,913)         (51,663)        (153,975)
   Transfer of cost of insurance and policy fees ......        (194,497)        (336,465)        (266,634)        (655,968)
   Transfer between investment divisions ..............         360,939          (54,721)         687,805         (338,054)
   Transfers-other ....................................           1,270          (16,278)          (2,892)         (17,006)
                                                          -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ...         545,402          378,598        1,207,288          857,851
                                                          -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............         682,051          475,102        1,262,585         (636,588)
   Net Assets at December 31, 2000 ....................       1,424,793        3,035,606        1,607,092        6,758,600
                                                          -------------    -------------    -------------    -------------
   Net Assets at December 31, 2001 ....................   $   2,106,844    $   3,510,708    $   2,869,677    $   6,122,012
                                                          =============    =============    =============    =============

                                                                          Investment Divisions
                                                          -----------------------------------------------
                                                                Baillie
                                                                Gifford         Guardian
                                                               Emerging        Small Cap       Value Line
                                                                Markets            Stock        Centurion
                                                          -------------    -------------    -------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $        (681)   $     (12,137)   $     (31,315)
   Net realized gain/(loss) from sale of investments ..           5,796         (110,496)         239,620
   Reinvested realized gain distributions .............              --               --          554,526
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................          53,916        1,036,194        1,138,849
                                                          -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ..          59,031          913,561        1,901,680
                                                          -------------    -------------    -------------
1999 Policy Transactions
   Net policy purchase payments .......................          62,476        1,522,695        2,926,594
   Transfer on account of other terminations ..........            (178)        (169,392)        (682,439)
   Transfer of policy loans ...........................          (5,752)         (21,737)        (272,806)
   Transfer of cost of insurance and policy fees ......         (14,180)        (363,566)        (758,065)
   Transfer between investment divisions ..............          81,037         (131,585)         106,401
   Transfers-other ....................................             386              777           12,773
                                                          -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ...         123,789          837,192        1,332,458
                                                          -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............         182,820        1,750,753        3,234,138
   Net Assets at December 31, 1998 ....................          18,810        1,792,336        5,964,987
                                                          -------------    -------------    -------------
   Net Assets at December 31, 1999 ....................   $     201,630    $   3,543,089    $   9,199,125
                                                          =============    =============    =============

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $      (1,862)   $     (29,961)   $     (55,935)
   Net realized gain/(loss) from sale of investments ..          34,016          505,495          252,522
   Reinvested realized gain distributions .............           5,991          161,213        1,432,854
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................        (171,008)        (871,077)      (3,008,012)
                                                          -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ..        (132,863)        (234,330)      (1,378,571)
                                                          -------------    -------------    -------------
2000 Policy Transactions
   Net policy purchase payments .......................         165,710        1,806,530        3,380,344
   Transfer on account of other terminations ..........         (36,602)        (122,869)        (668,119)
   Transfer of policy loans ...........................            (856)        (103,277)        (214,937)
   Transfer of cost of insurance and policy fees ......         (40,487)        (464,323)        (858,728)
   Transfer between investment divisions ..............         167,102            6,314          (40,158)
   Transfers-other ....................................             359           (3,595)         (20,144)
                                                          -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ...         255,226        1,118,780        1,578,258
                                                          -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............         122,363          884,450          199,687
   Net Assets at December 31, 1999 ....................         201,630        3,543,089        9,199,125
                                                          -------------    -------------    -------------
   Net Assets at December 31, 2000 ....................   $     323,993    $   4,427,539    $   9,398,812
                                                          =============    =============    =============

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $      (1,454)   $     (25,849)   $     (34,679)
   Net realized gain/(loss) from sale of investments ..         (13,525)         243,676         (195,165)
   Reinvested realized gain distributions .............              --              223        1,183,713
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................          42,374         (560,544)      (2,594,958)
                                                          -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ..          27,395         (342,494)      (1,641,089)
                                                          -------------    -------------    -------------
2001 Policy Transactions
   Net policy purchase payments .......................         180,691        2,027,433        3,174,399
   Transfer on account of other terminations ..........          (9,722)        (207,520)        (454,802)
   Transfer of policy loans ...........................          (7,646)        (122,731)        (231,617)
   Transfer of cost of insurance and policy fees ......         (52,686)        (551,689)        (906,848)
   Transfer between investment divisions ..............          15,498         (150,744)        (120,446)
   Transfers-other ....................................           1,874           10,590          (14,181)
                                                          -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ...         128,009        1,005,339        1,446,505
                                                          -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ...............         155,404          662,845         (194,584)
   Net Assets at December 31, 2000 ....................         323,993        4,427,539        9,398,812
                                                          -------------    -------------    -------------
   Net Assets at December 31, 2001 ....................   $     479,397    $   5,090,384    $   9,204,228
                                                          =============    =============    =============

See notes to financial statements.


                                    100 & 101

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 1999, 2000 and 2001 (continued)

                                                                                Investment Divisions
                                                          ------------------------------------------------------------
                                                            Value Line
                                                             Strategic        AIM V.I.        AIM V.I.
                                                                 Asset         Capital          Global        AIM V.I.
                                                            Management    Appreciation       Utilities           Value
                                                          ------------    ------------    ------------    ------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $     24,058    $     (1,716)   $         --    $     (1,464)
   Net realized gain/(loss) from sale of investments ..         93,618          19,527              --          31,006
   Reinvested realized gain distributions .............        346,059           8,629              --          47,273
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................        979,634          96,748              --         436,555
                                                          ------------    ------------    ------------    ------------
   Net increase/(decrease) resulting from operations ..      1,443,369         123,188              --         513,370
                                                          ------------    ------------    ------------    ------------
1999 Policy Transactions
   Net policy purchase payments .......................      2,975,722         151,803              --       1,539,999
   Transfer on account of other terminations ..........       (176,858)           (743)             --         (18,182)
   Transfer of policy loans ...........................       (186,814)             --              --           1,007
   Transfer of cost of insurance and policy fees ......       (741,671)        (27,896)             --        (229,233)
   Transfer between investment divisions ..............        324,318          77,662              --       1,668,384
   Transfers-other ....................................         (4,301)           (205)             --          (6,609)
                                                          ------------    ------------    ------------    ------------
   Net increase/(decrease) from policy transactions ...      2,190,396         200,621              --       2,955,366
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............      3,633,765         323,809              --       3,468,736
   Net Assets at December 31, 1998 ....................      4,990,528         139,044              --         129,811
                                                          ------------    ------------    ------------    ------------
   Net Assets at December 31, 1999 ....................   $  8,624,293    $    462,853    $         --    $  3,598,547
                                                          ============    ============    ==========      ============

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $    137,385    $     (7,651)   $        277    $    (20,434)
   Net realized gain/(loss) from sale of investments ..        234,105          63,274             359         138,038
   Reinvested realized gain distributions .............      1,942,509          43,012           1,364         207,133
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................     (2,240,011)       (381,155)         (3,627)     (1,095,632)
                                                          ------------    ------------    ------------    ------------
   Net increase/(decrease) resulting from operations ..         73,988        (282,520)         (1,627)       (770,895)
                                                          ------------    ------------    ------------    ------------
2000 Policy Transactions
   Net policy purchase payments .......................      3,339,753         798,356          43,563       2,833,784
   Transfer on account of other terminations ..........       (590,374)        (24,863)             --         (39,707)
   Transfer of policy loans ...........................       (324,157)         (5,360)             --         (86,006)
   Transfer of cost of insurance and policy fees ......       (905,587)       (172,000)         (3,999)       (623,786)
   Transfer between investment divisions ..............         60,302         833,969           2,918         (38,010)
   Transfers-other ....................................         (1,543)         (9,315)            121          (9,901)
                                                          ------------    ------------    ------------    ------------
   Net increase/(decrease) from policy transactions ...      1,578,394       1,420,787          42,603       2,036,374
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............      1,652,382       1,138,267          40,976       1,265,479
   Net Assets at December 31, 1999 ....................      8,624,293         462,853              --       3,598,547
                                                          ------------    ------------    ------------    ------------
   Net Assets at December 31, 2000 ....................   $ 10,276,675    $  1,601,120    $     40,976    $  4,864,026
                                                          ============    ============    ============    ============

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $    262,924    $     (9,380)   $      1,392    $    (22,729)
   Net realized gain/(loss) from sale of investments ..       (163,654)       (105,354)        (12,136)       (128,670)
   Reinvested realized gain distributions .............        724,310         155,726          12,127         115,437
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................     (2,213,925)       (475,212)        (31,536)       (663,848)
                                                          ------------    ------------    ------------    ------------
   Net increase/(decrease) resulting from operations ..     (1,390,345)       (434,220)        (30,153)       (699,810)
                                                          ------------    ------------    ------------    ------------
2001 Policy Transactions
   Net policy purchase payments .......................      3,163,524       1,170,880         103,658       2,858,258
   Transfer on account of other terminations ..........       (544,849)        (41,419)           (457)       (197,672)
   Transfer of policy loans ...........................       (218,890)       (126,077)             --         (91,475)
   Transfer of cost of insurance and policy fees ......     (1,007,761)       (282,732)        (19,910)       (748,774)
   Transfer between investment divisions ..............       (129,440)        100,933          46,187         (90,744)
   Transfers-other ....................................         (3,416)          3,070            (797)         10,381
                                                          ------------    ------------    ------------    ------------
   Net increase/(decrease) from policy transactions ...      1,259,168         824,655         128,681       1,739,974
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............       (131,177)        390,435          98,528       1,040,164
   Net Assets at December 31, 2000 ....................     10,276,675       1,601,120          40,976       4,864,026
                                                          ------------    ------------    ------------    ------------
   Net Assets at December 31, 2001 ....................   $ 10,145,498    $  1,991,555    $    139,504    $  5,904,190
                                                          ============    ============    ============    ============

                                                                                  Investment Divisions
                                                         -------------------------------------------------------------
                                                              American        American           Davis           Davis
                                                            Century VP      Century VP       Financial     Real Estate
                                                         International           Value       Portfolio       Portfolio
                                                         -------------    ------------    ------------    ------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $     (2,577)   $        637    $         --    $         --
   Net realized gain/(loss) from sale of investments ..          7,075          (9,014)             --              --
   Reinvested realized gain distributions .............             --           8,647              --              --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................        211,520          (2,494)             --              --
                                                         -------------    ------------    ------------    ------------
   Net increase/(decrease) resulting from operations ..        216,018          (2,224)             --              --
                                                         -------------    ------------    ------------    ------------
1999 Policy Transactions
   Net policy purchase payments .......................        187,691          57,899              --              --
   Transfer on account of other terminations ..........           (389)        (10,430)             --              --
   Transfer of policy loans ...........................         (2,111)         (3,325)             --              --
   Transfer of cost of insurance and policy fees ......        (36,461)        (10,005)             --              --
   Transfer between investment divisions ..............        235,492         (44,632)             --              --
   Transfers-other ....................................          1,009            (893)             --              --
                                                         -------------    ------------    ------------    ------------
   Net increase/(decrease) from policy transactions ...        385,231         (11,386)             --              --
                                                         -------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............        601,249         (13,610)             --              --
   Net Assets at December 31, 1998 ....................         56,069          76,078              --              --
                                                         -------------    ------------    ------------    ------------
   Net Assets at December 31, 1999 ....................   $    657,318    $     62,468    $         --    $         --
                                                          ============    ============    ==========      ==========

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $     (4,253)   $         72    $         --    $         --
   Net realized gain/(loss) from sale of investments ..         42,332          (4,307)             --              --
   Reinvested realized gain distributions .............         14,119           2,264              --              --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................       (247,140)         25,961              --              --
                                                         -------------    ------------    ------------    ------------
   Net increase/(decrease) resulting from operations ..       (194,942)         23,990              --              --
                                                         -------------    ------------    ------------    ------------
2000 Policy Transactions
   Net policy purchase payments .......................        527,577          86,846              --              --
   Transfer on account of other terminations ..........        (29,015)           (692)             --              --
   Transfer of policy loans ...........................        (17,566)           (553)             --              --
   Transfer of cost of insurance and policy fees ......       (106,896)        (17,428)             --              --
   Transfer between investment divisions ..............        269,476            (522)             --              --
   Transfers-other ....................................          2,858          (1,204)             --              --
                                                         -------------    ------------    ------------    ------------
   Net increase/(decrease) from policy transactions ...        646,434          66,447              --              --
                                                         -------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............        451,492          90,437              --              --
   Net Assets at December 31, 1999 ....................        657,318          62,468              --              --
                                                         -------------    ------------    ------------    ------------
   Net Assets at December 31, 2000 ....................   $  1,108,810    $    152,905    $         --    $         --
                                                          ============    ============    ==========      ==========

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $     (4,702)   $       (107)   $          3    $        133
   Net realized gain/(loss) from sale of investments ..        (24,758)         17,259            (121)           (262)
   Reinvested realized gain distributions .............         93,501              --              --              55
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................       (426,040)         30,112             255             181
                                                         -------------    ------------    ------------    ------------
   Net increase/(decrease) resulting from operations ..       (361,999)         47,264             137             107
                                                         -------------    ------------    ------------    ------------
2001 Policy Transactions
   Net policy purchase payments .......................        521,440         180,563           6,870           9,060
   Transfer on account of other terminations ..........        (43,468)         (6,311)             --              --
   Transfer of policy loans ...........................        (16,631)         (9,458)             --          (1,111)
   Transfer of cost of insurance and policy fees ......       (125,888)        (45,201)           (558)           (751)
   Transfer between investment divisions ..............        (23,303)        298,871              --              --
   Transfers-other ....................................         (1,717)          1,032             (55)            (30)
                                                         -------------    ------------    ------------    ------------
   Net increase/(decrease) from policy transactions ...        310,433         419,496           6,257           7,168
                                                         -------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............        (51,566)        466,760           6,394           7,275
   Net Assets at December 31, 2000 ....................      1,108,810         152,905              --              --
                                                         -------------    ------------    ------------    ------------
   Net Assets at December 31, 2001 ....................   $  1,057,244    $    619,665    $      6,394    $      7,275
                                                          ============    ============    ============    ============

                                                                        Investment Divisions
                                                          --------------------------------------------
                                                                 Davis    Fidelity VIP    Fidelity VIP
                                                                 Value   Equity-Income     High Income
                                                             Portfolio  Original Class  Original Class
                                                          ------------  --------------  --------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $         --    $        531    $      9,748
   Net realized gain/(loss) from sale of investments ..             --           3,518         (11,878)
   Reinvested realized gain distributions .............             --           4,067             392
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................             --          (1,189)          8,124
                                                          ------------   -------------   -------------
   Net increase/(decrease) resulting from operations ..             --           6,927           6,386
                                                          ------------   -------------   -------------
1999 Policy Transactions
   Net policy purchase payments .......................             --         193,907          90,046
   Transfer on account of other terminations ..........             --          (2,488)           (564)
   Transfer of policy loans ...........................             --          (1,718)         (2,052)
   Transfer of cost of insurance and policy fees ......             --         (37,721)        (18,326)
   Transfer between investment divisions ..............             --          87,452         (54,633)
   Transfers-other ....................................             --             (13)            364
                                                          ------------   -------------   -------------
   Net increase/(decrease) from policy transactions ...             --         239,419          14,835
                                                          ------------   -------------   -------------
Total Increase/(Decrease) in Net Assets ...............             --         246,346          21,221
   Net Assets at December 31, 1998 ....................             --         114,475         109,269
                                                          ------------   -------------   -------------
   Net Assets at December 31, 1999 ....................   $         --    $    360,821    $    130,490
                                                          ============    ============    ============

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $         --    $      3,336    $      8,380
   Net realized gain/(loss) from sale of investments ..             --          (3,136)         (5,827)
   Reinvested realized gain distributions .............             --          23,506              --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................             --          18,828         (37,885)
                                                          ------------   -------------   -------------
   Net increase/(decrease) resulting from operations ..             --          42,534         (35,332)
                                                          ------------   -------------   -------------
2000 Policy Transactions
   Net policy purchase payments .......................             --         268,420          95,691
   Transfer on account of other terminations ..........             --          (8,612)         (3,842)
   Transfer of policy loans ...........................             --          (5,183)         (1,638)
   Transfer of cost of insurance and policy fees ......             --         (58,063)        (20,637)
   Transfer between investment divisions ..............             --         (15,499)        (26,600)
   Transfers-other ....................................             --            (470)            487
                                                          ------------   -------------   -------------
   Net increase/(decrease) from policy transactions ...             --         180,593          43,461
                                                          ------------   -------------   -------------
Total Increase/(Decrease) in Net Assets ...............             --         223,127           8,129
   Net Assets at December 31, 1999 ....................             --         360,821         130,490
                                                          ------------   -------------   -------------
   Net Assets at December 31, 2000 ....................   $         --    $    583,948    $    138,619
                                                          ============    ============    ============

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $         62    $      5,064    $     16,677
   Net realized gain/(loss) from sale of investments ..           (205)        (26,449)        (26,409)
   Reinvested realized gain distributions .............             --          27,625              --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................            522         (38,692)        (14,523)
                                                          ------------   -------------   -------------
   Net increase/(decrease) resulting from operations ..            379         (32,452)        (24,255)
                                                          ------------   -------------   -------------
2001 Policy Transactions
   Net policy purchase payments .......................         37,635         504,776         100,805
   Transfer on account of other terminations ..........             --         (42,367)        (12,085)
   Transfer of policy loans ...........................             --          (6,753)         (4,372)
   Transfer of cost of insurance and policy fees ......         (4,643)        (95,458)        (24,620)
   Transfer between investment divisions ..............             --         278,198           8,628
   Transfers-other ....................................           (103)          1,112             (88)
                                                          ------------   -------------   -------------
   Net increase/(decrease) from policy transactions ...         32,889         639,508          68,268
                                                          ------------   -------------   -------------
Total Increase/(Decrease) in Net Assets ...............         33,268         607,056          44,013
   Net Assets at December 31, 2000 ....................             --         583,948         138,619
                                                          ------------   -------------   -------------
   Net Assets at December 31, 2001 ....................   $     33,268    $  1,191,004    $    182,632
                                                          ============    ============    ============

See notes to financial statements.


                                     102 & 103

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 1999, 2000 and 2001 (continued)

                                                                                        Investment Divisions
                                                          --------------------------------------------------------------------
                                                                                                                      Fidelity
                                                                                                    Fidelity        VIP Growth
                                                            Fidelity VIP     Fidelity VIP         VIP Growth     Opportunities
                                                              Contrafund        Index 500      Opportunities           Service
                                                          Original Class   Original Class     Original Class           Class 2
                                                          --------------    --------------    --------------     -------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................      $        --       $    (8,035)      $    (2,186)      $        --
   Net realized gain/(loss) from sale of investments ..               --            54,936            12,936                --
   Reinvested realized gain distributions .............               --             3,333             6,375                --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................               --           387,799            23,602                --
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) resulting from operations ..               --           438,033            40,727                --
                                                             -----------       -----------       -----------       -----------
1999 Policy Transactions
   Net policy purchase payments .......................               --         2,439,592         1,338,771                --
   Transfer on account of other terminations ..........               --           (12,948)           (3,633)               --
   Transfer of policy loans ...........................               --           (24,709)           (4,189)               --
   Transfer of cost of insurance and policy fees ......               --          (393,386)         (215,706)               --
   Transfer between investment divisions ..............               --         1,326,464           204,866                --
   Transfers-other ....................................               --            (2,368)             (820)               --
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) from policy transactions ...               --         3,332,645         1,319,289                --
                                                             -----------       -----------       -----------       -----------
Total Increase/(Decrease) in Net Assets ...............               --         3,770,678         1,360,016                --
   Net Assets at December 31, 1998 ....................               --           352,163           316,286                --
                                                             -----------       -----------       -----------       -----------
   Net Assets at December 31, 1999 ....................      $        --       $ 4,122,841       $ 1,676,302       $        --
                                                             ===========       ===========       ===========       ===========

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................      $      (269)      $     7,338       $     9,973       $        --
   Net realized gain/(loss) from sale of investments ..             (213)          105,187           (37,929)               --
   Reinvested realized gain distributions .............               --            18,827           110,492                --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................           (5,144)         (810,926)         (470,137)               --
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) resulting from operations ..           (5,626)         (679,574)         (387,601)               --
                                                             -----------       -----------       -----------       -----------
2000 Policy Transactions
   Net policy purchase payments .......................          123,892         3,466,471         1,498,663                --
   Transfer on account of other terminations ..........               --           (97,960)          (46,095)               --
   Transfer of policy loans ...........................               --           (40,481)          (26,201)               --
   Transfer of cost of insurance and policy fees ......          (10,317)         (767,831)         (341,395)               --
   Transfer between investment divisions ..............           79,676           484,023          (141,838)               --
   Transfers-other ....................................             (219)          118,264            (1,954)               --
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) from policy transactions ...          193,032         3,162,486           941,180                --
                                                             -----------       -----------       -----------       -----------
Total Increase/(Decrease) in Net Assets ...............          187,406         2,482,912           553,579                --
   Net Assets at December 31, 1999 ....................               --         4,122,841         1,676,302                --
                                                             -----------       -----------       -----------       -----------
   Net Assets at December 31, 2000 ....................      $   187,406       $ 6,605,753       $ 2,229,881       $        --
                                                             ===========       ===========       ===========       ===========

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................      $      (686)      $    37,373       $    (4,751)      $        --
   Net realized gain/(loss) from sale of investments ..          (15,438)         (305,369)         (241,006)               13
   Reinvested realized gain distributions .............            5,187                --                --                --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................           (5,448)         (633,011)         (120,685)              181
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) resulting from operations ..          (16,385)         (901,007)         (366,442)              194
                                                             -----------       -----------       -----------       -----------
2001 Policy Transactions
   Net policy purchase payments .......................          249,263         2,891,220         1,243,927            12,716
   Transfer on account of other terminations ..........          (13,116)       (1,321,940)         (145,687)               --
   Transfer of policy loans ...........................           (1,342)          (68,042)          (40,575)               --
   Transfer of cost of insurance and policy fees ......          (67,551)         (822,511)         (334,637)           (1,124)
   Transfer between investment divisions ..............          433,270          (141,124)         (173,697)           (6,182)
   Transfers-other ....................................              370            (9,262)           10,397               (35)
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) from policy transactions ...          600,894           528,341           559,728             5,375
                                                             -----------       -----------       -----------       -----------
Total Increase/(Decrease) in Net Assets ...............          584,509          (372,666)          193,286             5,569
   Net Assets at December 31, 2000 ....................          187,406         6,605,753         2,229,881                --
                                                             -----------       -----------       -----------       -----------
   Net Assets at December 31, 2001 ....................      $   771,915       $ 6,233,087       $ 2,423,167       $     5,569
                                                             ===========       ===========       ===========       ===========

                                                                                      Investment Divisions
                                                           -------------------------------------------------------------------
                                                            Fidelity VIP
                                                           Equity-Income      Fidelity VIP      Fidelity VIP
                                                               Portfolio        Contrafund           Mid Cap       Janus Aspen
                                                                 Service           Service            Growth        Aggressive
                                                                 Class 2           Class 2   Service Class 2            Growth
                                                           -------------      ------------   ---------------     -------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................      $        --       $        --       $        --       $        --
   Net realized gain/(loss) from sale of investments ..               --                --                --                --
   Reinvested realized gain distributions .............               --                --                --                --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................               --                --                --                --
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) resulting from operations ..               --                --                --                --
                                                             -----------       -----------       -----------       -----------
1999 Policy Transactions
   Net policy purchase payments .......................               --                --                --                --
   Transfer on account of other terminations ..........               --                --                --                --
   Transfer of policy loans ...........................               --                --                --                --
   Transfer of cost of insurance and policy fees ......               --                --                --                --
   Transfer between investment divisions ..............               --                --                --                --
   Transfers-other ....................................               --                --                --                --
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) from policy transactions ...               --                --                --                --
                                                             -----------       -----------       -----------       -----------
Total Increase/(Decrease) in Net Assets ...............               --                --                --                --
   Net Assets at December 31, 1998 ....................               --                --                --                --
                                                             -----------       -----------       -----------       -----------
   Net Assets at December 31, 1999 ....................      $        --       $        --       $        --       $        --
                                                             ===========       ===========       ===========       ===========

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................      $        --       $        --       $        --       $    13,435
   Net realized gain/(loss) from sale of investments ..               --                --                --           (18,923)
   Reinvested realized gain distributions .............               --                --                --            20,141
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................               --                --                --          (379,581)
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) resulting from operations ..               --                --                --          (364,928)
                                                             -----------       -----------       -----------       -----------
2000 Policy Transactions
   Net policy purchase payments .......................               --                --                --           645,007
   Transfer on account of other terminations ..........               --                --                --                --
   Transfer of policy loans ...........................               --                --                --            (5,476)
   Transfer of cost of insurance and policy fees ......               --                --                --           (99,671)
   Transfer between investment divisions ..............               --                --                --           785,353
   Transfers-other ....................................               --                --                --             5,386
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) from policy transactions ...               --                --                --         1,330,599
                                                             -----------       -----------       -----------       -----------
Total Increase/(Decrease) in Net Assets ...............               --                --                --           965,671
   Net Assets at December 31, 1999 ....................               --                --                --                --
                                                             -----------       -----------       -----------       -----------
   Net Assets at December 31, 2000 ....................      $        --       $        --       $        --       $   965,671
                                                             ===========       ===========       ===========       ===========

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................      $        --       $        --       $        --       $    (5,422)
   Net realized gain/(loss) from sale of investments ..            1,332              (103)              (91)         (475,840)
   Reinvested realized gain distributions .............               --                --                --                --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................              547               512             1,205           (21,569)
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) resulting from operations ..            1,879               409             1,114          (502,831)
                                                             -----------       -----------       -----------       -----------
2001 Policy Transactions
   Net policy purchase payments .......................           54,419            32,018            24,652         1,029,970
   Transfer on account of other terminations ..........               --                --                --           (48,122)
   Transfer of policy loans ...........................               --                --                --           (50,443)
   Transfer of cost of insurance and policy fees ......           (5,577)           (3,151)           (3,990)         (281,423)
   Transfer between investment divisions ..............              736             1,570             1,233             8,860
   Transfers-other ....................................              235               (38)                8             2,478
                                                             -----------       -----------       -----------       -----------
   Net increase/(decrease) from policy transactions ...           49,813            30,399            21,903           661,320
                                                             -----------       -----------       -----------       -----------
Total Increase/(Decrease) in Net Assets ...............           51,692            30,808            23,017           158,489
   Net Assets at December 31, 2000 ....................               --                --                --           965,671
                                                             -----------       -----------       -----------       -----------
   Net Assets at December 31, 2001 ....................      $    51,692       $    30,808       $    23,017       $ 1,124,160
                                                             ===========       ===========       ===========       ===========

                                                                       Investment Divisions
                                                         ------------------------------------------
                                                          Janus Aspen                   Janus Aspen
                                                              Capital    Janus Aspen      Worldwide
                                                         Appreciation         Growth         Growth
                                                         ------------    -----------    -----------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $        --    $        --    $        --
   Net realized gain/(loss) from sale of investments ..            --             --             --
   Reinvested realized gain distributions .............            --             --             --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................            --             --             --
                                                          -----------    -----------    -----------
   Net increase/(decrease) resulting from operations ..            --             --             --
                                                          -----------    -----------    -----------
1999 Policy Transactions
   Net policy purchase payments .......................            --             --             --
   Transfer on account of other terminations ..........            --             --             --
   Transfer of policy loans ...........................            --             --             --
   Transfer of cost of insurance and policy fees ......            --             --             --
   Transfer between investment divisions ..............            --             --             --
   Transfers-other ....................................            --             --             --
                                                          -----------    -----------    -----------
   Net increase/(decrease) from policy transactions ...            --             --             --
                                                          -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ...............            --             --             --
   Net Assets at December 31, 1998 ....................            --             --             --
                                                          -----------    -----------    -----------
   Net Assets at December 31, 1999 ....................   $        --    $        --    $        --
                                                          ===========    ===========    ===========

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $     2,000    $       330    $     3,675
   Net realized gain/(loss) from sale of investments ..          (891)        (1,575)        (5,528)
   Reinvested realized gain distributions .............            50          1,165         13,506
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................       (46,680)       (31,256)      (114,042)
                                                          -----------    -----------    -----------
   Net increase/(decrease) resulting from operations ..       (45,521)       (31,336)      (102,389)
                                                          -----------    -----------    -----------
2000 Policy Transactions
   Net policy purchase payments .......................       173,313        146,839        422,656
   Transfer on account of other terminations ..........            --             --            (21)
   Transfer of policy loans ...........................          (254)            --         (2,341)
   Transfer of cost of insurance and policy fees ......       (22,408)       (23,290)       (47,841)
   Transfer between investment divisions ..............       200,983        130,117        456,146
   Transfers-other ....................................        (3,614)        (1,007)        (2,685)
                                                          -----------    -----------    -----------
   Net increase/(decrease) from policy transactions ...       348,020        252,659        825,914
                                                          -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ...............       302,499        221,323        723,525
   Net Assets at December 31, 1999 ....................            --             --             --
                                                          -----------    -----------    -----------
   Net Assets at December 31, 2000 ....................   $   302,499    $   221,323    $   723,525
                                                          ===========    ===========    ===========

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................   $     4,975    $    (1,961)   $       925
   Net realized gain/(loss) from sale of investments ..       (73,052)       (37,214)       (98,681)
   Reinvested realized gain distributions .............            --            756             --
   Net change in unrealized appreciation/(depreciation)
      of investments ..................................       (49,416)       (57,698)      (120,344)
                                                          -----------    -----------    -----------
   Net increase/(decrease) resulting from operations ..      (117,493)       (96,117)      (218,100)
                                                          -----------    -----------    -----------
2001 Policy Transactions
   Net policy purchase payments .......................       366,546        435,268        932,631
   Transfer on account of other terminations ..........        (9,157)       (13,774)       (20,660)
   Transfer of policy loans ...........................       (11,019)        (9,104)       (23,842)
   Transfer of cost of insurance and policy fees ......      (101,692)      (108,346)      (211,219)
   Transfer between investment divisions ..............       291,299        339,674        342,842
   Transfers-other ....................................        (1,736)        (1,808)        (1,489)
                                                          -----------    -----------    -----------
   Net increase/(decrease) from policy transactions ...       534,241        641,910      1,018,263
                                                          -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ...............       416,748        545,793        800,163
   Net Assets at December 31, 2000 ....................       302,499        221,323        723,525
                                                          -----------    -----------    -----------
   Net Assets at December 31, 2001 ....................   $   719,247    $   767,116    $ 1,523,688
                                                          ===========    ===========    ===========

See notes to financial statements.


                                    104 & 105

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 1999, 2000 and 2001 (continued)

                                                                                               Investment Divisions
                                                                         --------------------------------------------------------
                                                                         Janus Aspen    Janus Aspen                   Janus Aspen
                                                                          Aggressive        Capital    Janus Aspen      Worldwide
                                                                              Growth   Appreciation         Growth         Growth
                                                                             Service        Service        Service        Service
                                                                              Shares         Shares         Shares         Shares
                                                                         -----------   ------------    -----------    -----------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................................    $       --     $       --     $       --     $       --
   Net realized gain/(loss) from sale of investments .................            --             --             --             --
   Reinvested realized gain distributions ............................            --             --             --             --
   Net change in unrealized appreciation/(depreciation) of investments            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
   Net increase/(decrease) resulting from operations .................            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
1999 Policy Transactions
   Net policy purchase payments ......................................            --             --             --             --
   Transfer on account of other terminations .........................            --             --             --             --
   Transfer of policy loans ..........................................            --             --             --             --
   Transfer of cost of insurance and policy fees .....................            --             --             --             --
   Transfer between investment divisions .............................            --             --             --             --
   Transfers-other ...................................................            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
   Net increase/(decrease) from policy transactions ..................            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
Total Increase/(Decrease) in Net Assets ..............................            --             --             --             --
   Net Assets at December 31, 1998 ...................................            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
   Net Assets at December 31, 1999 ...................................    $       --     $       --     $       --     $       --
                                                                          ==========     ==========     ==========     ==========

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................................    $       --     $       --     $       --     $       --
   Net realized gain/(loss) from sale of investments .................            --             --             --             --
   Reinvested realized gain distributions ............................            --             --             --             --
   Net change in unrealized appreciation/(depreciation) of investments            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
   Net increase/(decrease) resulting from operations .................            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
2000 Policy Transactions
   Net policy purchase payments ......................................            --             --             --             --
   Transfer on account of other terminations .........................            --             --             --             --
   Transfer of policy loans ..........................................            --             --             --             --
   Transfer of cost of insurance and policy fees .....................            --             --             --             --
   Transfer between investment divisions .............................            --             --             --             --
   Transfers-other ...................................................            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
   Net increase/(decrease) from policy transactions ..................            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
Total Increase/(Decrease) in Net Assets ..............................            --             --             --             --
   Net Assets at December 31, 1999 ...................................            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
   Net Assets at December 31, 2000 ...................................    $       --     $       --     $       --     $       --
                                                                          ==========     ==========     ==========     ==========

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................................    $       --     $       62     $       --     $       51
   Net realized gain/(loss) from sale of investments .................          (495)          (637)        (1,355)        (2,051)
   Reinvested realized gain distributions ............................            --             --              9             --
   Net change in unrealized appreciation/(depreciation) of investments         1,176            361          2,074            879
                                                                          ----------     ----------     ----------     ----------
   Net increase/(decrease) resulting from operations .................           681           (214)           728         (1,121)
                                                                          ----------     ----------     ----------     ----------
2001 Policy Transactions
   Net policy purchase payments ......................................        73,172         22,553         24,774         71,166
   Transfer on account of other terminations .........................            --             --             --             --
   Transfer of policy loans ..........................................        (1,085)            --             --         (1,074)
   Transfer of cost of insurance and policy fees .....................        (5,243)        (4,048)        (5,353)        (8,542)
   Transfer between investment divisions .............................         1,545            (10)        15,083          1,246
   Transfers-other ...................................................           178             54            460           (237)
                                                                          ----------     ----------     ----------     ----------
   Net increase/(decrease) from policy transactions ..................        68,567         18,549         34,964         62,559
                                                                          ----------     ----------     ----------     ----------
Total Increase/(Decrease) in Net Assets ..............................        69,248         18,335         35,692         61,438
   Net Assets at December 31, 2000 ...................................            --             --             --             --
                                                                          ----------     ----------     ----------     ----------
   Net Assets at December 31, 2001 ...................................    $   69,248     $   18,335     $   35,692     $   61,438
                                                                          ==========     ==========     ==========     ==========

                                                                                                    Investment Divisions
                                                                          --------------------------------------------------------
                                                                                                 MFS            MFS
                                                                                            Emerging      Investors        MFS New
                                                                             MFS Bond         Growth          Trust      Discovery
                                                                          -----------    -----------    -----------    -----------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................................    $       604    $    (5,295)   $    (5,025)   $        --
   Net realized gain/(loss) from sale of investments .................             31         46,138         29,918             --
   Reinvested realized gain distributions ............................             64             --          4,518             --
   Net change in unrealized appreciation/(depreciation) of investments         (1,411)       517,484         69,607             --
                                                                          -----------    -----------    -----------    -----------
   Net increase/(decrease) resulting from operations .................           (712)       558,327         99,018             --
                                                                          -----------    -----------    -----------    -----------
1999 Policy Transactions
   Net policy purchase payments ......................................         33,617        614,914      1,394,529             --
   Transfer on account of other terminations .........................           (962)       (17,418)       (21,141)            --
   Transfer of policy loans ..........................................             --        (32,357)       (16,235)            --
   Transfer of cost of insurance and policy fees .....................         (4,805)      (123,113)      (301,635)            --
   Transfer between investment divisions .............................            142        386,324         42,884             --
   Transfers-other ...................................................            (17)         1,366            859             --
                                                                          -----------    -----------    -----------    -----------
   Net increase/(decrease) from policy transactions ..................         27,975        829,716      1,099,261             --
                                                                          -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..............................         27,263      1,388,043      1,198,279             --
   Net Assets at December 31, 1998 ...................................         22,462        187,550        788,433             --
                                                                          -----------    -----------    -----------    -----------
   Net Assets at December 31, 1999 ...................................    $    49,725    $ 1,575,593    $ 1,986,712    $        --
                                                                          ===========    ===========    ===========    ===========

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................................    $     1,934    $   (15,831)   $    (4,628)   $      (283)
   Net realized gain/(loss) from sale of investments .................           (297)       322,436         78,180         (1,517)
   Reinvested realized gain distributions ............................             --        133,517         17,179             --
   Net change in unrealized appreciation/(depreciation) of investments          2,526     (1,141,229)      (102,821)        (7,095)
                                                                          -----------    -----------    -----------    -----------
   Net increase/(decrease) resulting from operations .................          4,163       (701,107)       (12,090)        (8,895)
                                                                          -----------    -----------    -----------    -----------
2000 Policy Transactions
   Net policy purchase payments ......................................         23,513      1,930,457      1,453,838         73,499
   Transfer on account of other terminations .........................           (233)       (95,709)       (87,326)            --
   Transfer of policy loans ..........................................         (1,004)       (24,029)       (49,837)            --
   Transfer of cost of insurance and policy fees .....................         (5,998)      (434,499)      (353,893)        (9,339)
   Transfer between investment divisions .............................        (18,143)       656,421       (413,010)       114,094
   Transfers-other ...................................................           (162)         9,802        (13,511)          (265)
                                                                          -----------    -----------    -----------    -----------
   Net increase/(decrease) from policy transactions ..................         (2,027)     2,042,443        536,261        177,989
                                                                          -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..............................          2,136      1,341,336        524,171        169,094
   Net Assets at December 31, 1999 ...................................         49,725      1,575,593      1,986,712             --
                                                                          -----------    -----------    -----------    -----------
   Net Assets at December 31, 2000 ...................................    $    51,861    $ 2,916,929    $ 2,510,883    $   169,094
                                                                          ===========    ===========    ===========    ===========

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................................    $     4,285    $   (13,779)   $    (1,800)   $    (1,733)
   Net realized gain/(loss) from sale of investments .................            917       (358,847)       (49,424)       (10,220)
   Reinvested realized gain distributions ............................             --        171,204         65,656          7,998
   Net change in unrealized appreciation/(depreciation) of investments          2,063       (878,006)      (464,860)        14,525
                                                                          -----------    -----------    -----------    -----------
   Net increase/(decrease) resulting from operations .................          7,265     (1,079,428)      (450,428)        10,570
                                                                          -----------    -----------    -----------    -----------
2001 Policy Transactions
   Net policy purchase payments ......................................         50,605      1,936,393      1,277,584        248,444
   Transfer on account of other terminations .........................        (37,064)      (172,126)      (144,795)        (2,393)
   Transfer of policy loans ..........................................            (11)       (80,671)       (43,783)        (1,185)
   Transfer of cost of insurance and policy fees .....................        (14,433)      (465,796)      (374,820)       (61,918)
   Transfer between investment divisions .............................        110,005        (97,475)         5,959        186,988
   Transfers-other ...................................................           (123)       (14,109)        (4,271)        (2,487)
                                                                          -----------    -----------    -----------    -----------
   Net increase/(decrease) from policy transactions ..................        108,979      1,106,216        715,874        367,449
                                                                          -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..............................        116,244         26,788        265,446        378,019
   Net Assets at December 31, 2000 ...................................         51,861      2,916,929      2,510,883        169,094
                                                                          -----------    -----------    -----------    -----------
   Net Assets at December 31, 2001 ...................................    $   168,105    $ 2,943,717    $ 2,776,329    $   547,113
                                                                          ===========    ===========    ===========    ===========

                                                                              Investment Divisions
                                                                          ---------------------------
                                                                                  MFS             MFS
                                                                             Research    Total Return
                                                                          -----------    ------------
1999 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................................    $        --     $     1,063
   Net realized gain/(loss) from sale of investments .................             --           1,134
   Reinvested realized gain distributions ............................             --           2,927
   Net change in unrealized appreciation/(depreciation) of investments             --          (2,372)
                                                                          -----------     -----------
   Net increase/(decrease) resulting from operations .................             --           2,752
                                                                          -----------     -----------
1999 Policy Transactions
   Net policy purchase payments ......................................             --         112,985
   Transfer on account of other terminations .........................             --          (1,083)
   Transfer of policy loans ..........................................             --          (1,127)
   Transfer of cost of insurance and policy fees .....................             --         (19,249)
   Transfer between investment divisions .............................             --            (587)
   Transfers-other ...................................................             --             (21)
                                                                          -----------     -----------
   Net increase/(decrease) from policy transactions ..................             --          90,918
                                                                          -----------     -----------
Total Increase/(Decrease) in Net Assets ..............................             --          93,670
   Net Assets at December 31, 1998 ...................................             --          44,768
                                                                          -----------     -----------
   Net Assets at December 31, 1999 ...................................    $        --     $   138,438
                                                                          ===========     ===========

2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................................    $       (39)    $     2,582
   Net realized gain/(loss) from sale of investments .................            (45)           (357)
   Reinvested realized gain distributions ............................             --           3,573
   Net change in unrealized appreciation/(depreciation) of investments         (2,668)         19,553
                                                                          -----------     -----------
   Net increase/(decrease) resulting from operations .................         (2,752)         25,351
                                                                          -----------     -----------
2000 Policy Transactions
   Net policy purchase payments ......................................         13,273         103,524
   Transfer on account of other terminations .........................             --          (2,437)
   Transfer of policy loans ..........................................             --          (2,527)
   Transfer of cost of insurance and policy fees .....................         (2,233)        (24,241)
   Transfer between investment divisions .............................         19,461         (19,515)
   Transfers-other ...................................................            105             589
                                                                          -----------     -----------
   Net increase/(decrease) from policy transactions ..................         30,606          55,393
                                                                          -----------     -----------
Total Increase/(Decrease) in Net Assets ..............................         27,854          80,744
   Net Assets at December 31, 1999 ...................................             --         138,438
                                                                          -----------     -----------
   Net Assets at December 31, 2000 ...................................    $    27,854     $   219,182
                                                                          ===========     ===========

2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................................    $      (525)    $     7,578
   Net realized gain/(loss) from sale of investments .................         (9,348)          5,642
   Reinvested realized gain distributions ............................          5,935          17,442
   Net change in unrealized appreciation/(depreciation) of investments         (4,424)        (18,875)
                                                                          -----------     -----------
   Net increase/(decrease) resulting from operations .................         (8,362)         11,787
                                                                          -----------     -----------
2001 Policy Transactions
   Net policy purchase payments ......................................         95,325         518,133
   Transfer on account of other terminations .........................         (1,232)        (24,137)
   Transfer of policy loans ..........................................           (398)        (16,199)
   Transfer of cost of insurance and policy fees .....................        (22,293)        (86,532)
   Transfer between investment divisions .............................        134,279         672,121
   Transfers-other ...................................................         (2,147)         (2,241)
                                                                          -----------     -----------
   Net increase/(decrease) from policy transactions ..................        203,534       1,061,145
                                                                          -----------     -----------
Total Increase/(Decrease) in Net Assets ..............................        195,172       1,072,932
   Net Assets at December 31, 2000 ...................................         27,854         219,182
                                                                          -----------     -----------
   Net Assets at December 31, 2001 ...................................    $   223,026     $ 1,292,114
                                                                          ===========     ===========

See notes to financial statements.


                                    106 & 107

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT K
NOTES TO FINANCIAL STATEMENTS (December 31, 2001)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account K (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 1, 1995 and commenced operations on October 1, 1995. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the annual premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account, or to the Fixed Rate Option
(FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner may transfer his or her policy value among the thirty one investment divisions within the Account, or the FRO. However, a policyowner may only invest in up to seven investment divisions, including the FRO, at any time.

      The forty three investment divisions of the Account correspond to the following underlying mutual funds in which the investment option invests: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund (GHYBF), The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Gabelli Capital Asset Fund
(GCAF), Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCSF), Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Value Fund, American Century VP International Fund, American Century VP Value Fund, Davis Financial Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Equity-Income Portfolio Original Class, Fidelity VIP High Income Portfolio Original Class, Fidelity VIP Contrafund Portfolio Original Class, Fidelity VIP Index 500 Portfolio Original Class, Fidelity VIP Growth Opportunities Portfolio Original Class, Fidelity VIP Growth Opportunities Portfolio Service Class 2, Fidelity VIP Equity-Income Portfolio Service Class 2, Fidelity VIP Contrafund Portfolio Service Class 2, Fidelity VIP Mid Cap Portfolio Service Class 2, Janus Aspen Aggressive Growth Portfolio Institutional Shares, Janus Aspen Capital Appreciation Portfolio Institutional Shares, Janus Aspen Growth Portfolio Institutional Shares, Janus Aspen Worldwide Growth Portfolio Institutional Shares, Janus Aspen Aggressive Growth Portfolio Service Shares, Janus Aspen Capital Appreciation Portfolio Service Shares, Janus Aspen Growth Portfolio Service Shares, Janus Aspen Worldwide Growth Portfolio Service Shares, MFS Bond Series, MFS Emerging Growth Series, MFS Investors Trust Series (formerly MFS Growth With Income Series), MFS New Discovery Series, MFS Research Series, and MFS Total Return Series (collectively, the Funds and individually, a
Fund).

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains are determined based on the identified cost of securities sold.

      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      The charge for Variable Life Insurance policies is based on the 1980 Commissioners' Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 4.0%.


---
108                                                         FINANCIAL STATEMENTS
---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current tax law, no federal taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                                        Purchases        Sales
                                                                       -----------    -----------
The Guardian Stock Fund ...........................................    $25,621,913    $ 7,992,746
The Guardian VC 500 Index Fund ....................................        531,860         90,922
The Guardian VC Asset Allocation Fund .............................        116,014         20,672
The Guardian VC High Yield Bond Fund ..............................          4,078          1,835
The Guardian Bond Fund, Inc. ......................................        995,254        337,340
The Guardian Cash Fund, Inc. ......................................      3,714,930      3,218,482
Gabelli Capital Asset Fund ........................................      1,561,120        202,600
Baillie Gifford International Fund ................................      1,796,592        870,800
Baillie Gifford Emerging Markets Fund .............................        193,765         65,865
The Guardian Small Cap Stock Fund .................................      2,764,175      1,784,237
Value Line Centurion Fund, Inc. ...................................      3,489,908        897,242
Value Line Strategic Asset Management Trust .......................      3,513,840      1,270,601
AIM V.I. Capital Appreciation Fund ................................      1,290,310        318,929
AIM V.I. Global Utilities Fund ....................................        205,365         62,704
AIM V.I. Value Fund ...............................................      2,557,257        724,241
American Century VP International Fund ............................        645,854        246,072
American Century VP Value Fund ....................................        507,047         87,490
Davis Financial Portfolio .........................................         11,150          4,890
Davis Real Estate Portfolio .......................................         12,253          4,897
Davis Value Portfolio .............................................         35,625          2,673
Fidelity VIP Equity-Income Portfolio Original Class ...............        898,647        225,680
Fidelity VIP High Income Portfolio Original Class .................        128,097         43,314
Fidelity VIP Contrafund Portfolio Original Class ..................        672,709         66,158
Fidelity VIP Index 500 Portfolio Original Class ...................      2,509,646      1,947,305
Fidelity VIP Growth Opportunities Portfolio Original Class ........      1,022,009        467,308
Fidelity VIP Growth Opportunities Portfolio Service Class 2 .......         12,192          6,816
Fidelity VIP Equity-Income Portfolio Service Class 2 ..............         76,929         27,116
Fidelity VIP Contrafund Portfolio Service Class 2 .................         32,318          1,920
Fidelity VIP Mid Cap Portfolio Service Class 2 ....................         28,749          6,846
Janus Aspen Aggressive Growth Portfolio Institutional Shares ......      1,018,104        361,784
Janus Aspen Capital Appreciation Portfolio Institutional Shares ...        684,841        144,583
Janus Aspen Growth Portfolio Institutional Shares .................        716,704         74,671
Janus Aspen Worldwide Growth Portfolio Institutional Shares .......      1,193,616        172,629
Janus Aspen Aggressive Growth Portfolio Service Shares ............         86,985         18,419
Janus Aspen Capital Appreciation Portfolio Service Shares .........         22,319          3,708
Janus Aspen Growth Portfolio Service Shares .......................         52,770         17,796
Janus Aspen Worldwide Growth Portfolio Service Shares .............         71,739          9,129
MFS Bond Series ...................................................        166,246         52,254
MFS Emerging Growth Series ........................................      1,832,374        567,953
MFS Investors Trust Series (formerly MFS Growth With Income Series)      1,089,446        310,124
MFS New Discovery Series ..........................................        421,590         47,142
MFS Research Series ...............................................        225,464         15,989
MFS Total Return Series ...........................................      1,174,555         87,154
                                                                       -----------    -----------
Total .............................................................    $63,706,359    $22,881,036
                                                                       ===========    ===========


                                                                             ---
FINANCIAL STATEMENTS                                                         109
                                                                             ---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 4 - EXPENSES AND RELATED PARTY TRANSACTIONS


      GIAC assumes mortality and expense risk related to the operations of the Account. To cover these risks, GIAC deducts a daily charge from the net assets of the policyowner's account which, on an annual basis, is equal to a rate of 0.60% of the net assets of the separate account for Park Avenue Life. For Park Avenue Millennium Series, GIAC deducts a monthly charge from the net assets of the policyowner's account which, on an annual basis, is equal to a rate of .60% (reduced to .40% after the policy's 12th anniversary) of the net assets of the separate account. For the years ended December 31, 1999, 2000 and 2001, mortality and expense risk deductions amounted to $752,490, $1,025,086 and $903,581, respectively.


      Under the terms of the policy, GIAC also deducts certain charges from the policy account value. These other contractual charges are deducted by redeeming units of the investment divisions and consist of:

      a) a monthly charge for the cost of life insurance, based on the face value of the policyowner's insurance inforce, as compensation for the anticipated cost of paying death benefits. For the years ended December 31, 1999, 2000 and 2001, deductions for cost of life insurance amounted to $9,818,037, $12,467,587 and $14,062,505, respectively.

      b) policy and administrative fees which vary with the face amount, age of the insured or the duration of the contract. For the years ended December 31, 1999, 2000 and 2001, these fees amounted to $4,831,100, $5,727,449 and $5,980,991, respectively.

      c) an annual state premium tax charge as a percentage of the basic premium. This rate varies by state of jurisdiction. The annual state premium tax charge for the years ended December 31, 1999, 2000 and 2001 was $1,551,577, $1,438,169 and $1,294,927, respectively.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. Fees earned by GIS on this agreement range from .25% to .75% on the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG on this agreement range from .80% to 1.00% on the average daily net assets.


---
110                                                         FINANCIAL STATEMENTS
---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 5 - CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2001 and 2000 were as follows:

                                                                    2001           2000
                                                                Net Increase   Net Increase
                                                                ------------   ------------
PARK AVENUE LIFE

The Guardian Stock Fund .......................................    953,711       880,664
The Guardian VC 500 Index Fund ................................     41,248         2,294
The Guardian VC Asset Allocation Fund .........................      8,434           987
The Guardian Bond Fund, Inc. ..................................     38,140        14,233
The Guardian Cash Fund, Inc. ..................................     19,753        11,289
Gabelli Capital Asset Fund ....................................     85,275        41,972
Baillie Gifford International Fund ............................     54,180        56,259
Baillie Gifford Emerging Markets Fund .........................     13,522        19,070
The Guardian Small Cap Stock Fund .............................     89,098        82,833
Value Line Centurion Fund, Inc. ...............................     83,316        70,621
Value Line Strategic Asset Management Trust ...................     63,787        70,542
AIM V.I. Capital Appreciation Fund ............................     63,560        80,681
AIM V.I. Global Utilities Fund ................................     16,480         4,439
AIM V.I. Value Fund ...........................................    134,287       129,764
American Century VP International Fund ........................     27,768        39,954
American Century VP Value Fund ................................     36,215         7,209
Fidelity VIP Equity-Income Portfolio Original Class ...........     55,012        15,860
Fidelity VIP High Income Portfolio Original Class .............      9,061         4,961
Fidelity VIP Contrafund Portfolio Original Class ..............     75,108        20,179
Fidelity VIP Index 500 Portfolio Original Class ...............     40,026       218,919
Fidelity VIP Growth Opportunities Portfolio Original Class ....     60,395        82,784
Janus Aspen Aggressive Growth Portfolio Institutional Shares ..    132,913       142,277
Janus Aspen Capital Appreciation Portfolio Institutional Shares     78,499        38,219
Janus Aspen Growth Portfolio Institutional Shares .............     98,884        27,219
Janus Aspen Worldwide Growth Portfolio Institutional Shares ...    155,714        89,932
MFS Bond Series ...............................................      9,251          (189)
MFS Emerging Growth Series ....................................     85,097        95,644
MFS Investors Trust Series (formerly MFS Growth With Income
   Series) ....................................................     58,868        39,497
MFS New Discovery Series ......................................     40,690        18,133
MFS Research Series ...........................................     25,689         3,109
MFS Total Return Series .......................................     80,831         4,591


                                                                             ---
FINANCIAL STATEMENTS                                                         111
                                                                             ---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                    2001           2000
                                                                Net Increase   Net Increase
                                                                ------------   ------------
PARK AVENUE MILLENNIUM SERIES

The Guardian Stock Fund .......................................     27,842            --
The Guardian VC 500 Index Fund ................................     13,152            --
The Guardian VC Asset Allocation Fund .........................      1,919            --
The Guardian High Yield Bond Fund .............................        222            --
The Guardian Bond Fund, Inc. ..................................      1,031            --
The Guardian Cash Fund, Inc. ..................................     11,902            --
Gabelli Capital Asset Fund ....................................      4,818            --
Baillie Gifford International Fund ............................      1,599            --
Baillie Gifford Emerging Markets Fund .........................        338            --
The Guardian Small Cap Stock Fund .............................      2,845            --
Value Line Centurion Fund, Inc. ...............................      2,812            --
Value Line Strategic Asset Management Trust ...................      5,590            --
AIM V.I. Capital Appreciation Fund ............................      8,725            --
AIM V.I. Global Utilities Fund ................................        178            --
AIM V.I. Value Fund ...........................................      6,493            --
Davis Financial Portfolio .....................................        604            --
Davis Real Estate Portfolio ...................................        631            --
Davis Value Portfolio .........................................      3,708            --
Fidelity VIP Growth Opportunities Portfolio Service Class 2 ...        763            --
Fidelity VIP Equity-Income Portfolio Service Class 2 ..........      5,096            --
Fidelity VIP Contrafund Portfolio Service Class 2 .............      3,750            --
Fidelity VIP Mid Cap Portfolio Service Class 2 ................      2,165            --
Janus Aspen Aggressive Growth Portfolio Service Shares ........      8,349            --
Janus Aspen Capital Appreciation Portfolio Service Shares .....      2,021            --
Janus Aspen Growth Portfolio Service Shares ...................      4,087            --
Janus Aspen Worldwide Growth Portfolio Service Shares .........      6,702            --
MFS Emerging Growth Series ....................................      7,306            --
MFS Investors Trust Series (formerly MFS Growth With
   Income Series) .............................................        912            --
MFS New Discovery Series ......................................      3,296            --
MFS Research Series ...........................................      3,021            --
MFS Total Return Series .......................................      2,617            --


---
112                                                         FINANCIAL STATEMENTS
---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 6 - UNIT VALUES

      For the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders' accounts thru redemption of units.

                                                                                         Expenses as      Investment
                                                              Net Assets                 a % of Avg.        Income       Total
                                            Units      Unit Value      In whole $         Net Assets        Ratio      Return(6)
                                            -----      ----------      ----------        -----------      ----------   ---------
PARK AVENUE LIFE

The Guardian Stock Fund
            2001                          5,720,515     $ 16.98      $  97,121,772          0.60%            0.24%      -21.92%
            2000                          4,766,804       21.74        103,643,591          0.60%            0.08%      -18.88%
            1999                          3,886,140       26.80        104,161,599          0.60%            0.45%       30.38%
            1998                          2,928,908       20.56         60,213,446          0.60%            1.06%       19.15%
            1997                          1,603,530       17.25         27,668,711          0.60%            1.35%       34.77%

The Guardian VC 500 Index Fund(1)
            2001                             43,542     $  7.95      $     346,128          0.60%            1.27%      -12.45%
            2000                              2,294        9.08             20,832          0.60%            0.44%       -9.20%
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

The Guardian VC Asset Allocation
  Fund(1)
            2001                              9,421     $  8.97      $      84,462          0.60%            0.85%       -9.58%
            2000                                987        9.92              9,784          0.60%            2.57%       -0.85%
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

The Guardian Bond Fund, Inc.
            2001                            144,458     $ 14.50      $   2,094,888          0.60%            6.44%        8.21%
            2000                            106,318       13.40          1,424,793          0.60%            6.80%        9.36%
            1999                             92,085       12.25          1,128,456          0.60%            6.25%       -1.43%
            1998                             65,706       12.43            816,913          0.60%            6.76%        7.45%
            1997                             25,172       11.57            291,269          0.60%            7.38%        8.33%

The Guardian Cash Fund, Inc.
            2001                            259,429     $ 13.04      $   3,383,264          0.60%            3.60%        2.97%
            2000                            239,676       12.67          3,035,606          0.60%            5.80%        5.39%
            1999                            228,387       12.02          2,744,680          0.60%            4.45%        4.15%
            1998                            196,017       11.54          2,261,842          0.60%            5.51%        4.48%
            1997                             96,498       11.04          1,065,699          0.60%            5.31%        4.52%

Gabelli Capital Asset Fund(2)
            2001                            203,532     $ 13.85      $   2,819,855          0.60%            0.63%        1.95%
            2000                            118,257       13.59          1,607,092          0.60%            0.24%        4.92%
            1999                             76,285       12.95            988,078          0.60%            0.18%       19.09%
            1998                             26,232       10.88            285,297          0.60%            0.16%        8.76%
            1997                                 --          --                 --            --               --           --

Baillie Gifford International Fund
            2001                            433,571     $ 14.09      $   6,111,142          0.60%              --       -20.88%
            2000                            379,391       17.81          6,758,600          0.60%              --       -20.48%
            1999                            323,132       22.40          7,238,956          0.60%            0.41%       38.28%
            1998                            264,492       16.20          4,285,073          0.60%            0.66%       20.45%
            1997                            158,570       13.45          2,132,879          0.60%            2.21%       11.26%

(1) Portfolio commenced operations on May 1, 2000.
(2) Portfolio commenced operations on February 6, 1998.
(6) Total returns are not annualized for periods less than one year.


                                                                             ---
FINANCIAL STATEMENTS                                                         113
                                                                             ---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                         Expenses as      Investment
                                                              Net Assets                 a % of Avg.        Income       Total
                                              Units    Unit Value      In whole $         Net Assets        Ratio      Return(6)
                                              -----    ----------      ----------        -----------      ----------   ---------
PARK AVENUE LIFE

Baillie Gifford Emerging Markets
  Fund(2)
            2001                             47,980     $  9.94      $     476,681          0.60%            0.22%        5.66%
            2000                             34,458        9.40            323,993          0.60%              --       -28.24%
            1999                             15,388       13.10            201,630          0.60%              --        71.23%
            1998                              2,458        7.65             18,810          0.60%            0.14%      -23.48%
            1997                                 --          --                 --            --               --           --

The Guardian Small Cap Stock Fund(3)
            2001                            447,013     $ 11.33      $   5,066,671          0.60%            0.01%       -8.37%
            2000                            357,915       12.37          4,427,539          0.60%              --        -3.96%
            1999                            275,082       12.88          3,543,089          0.60%            0.16%       34.23%
            1998                            186,794        9.60          1,792,336          0.60%            0.17%       18.41%
            1997                             27,703        8.10            224,488          0.60%            0.17%      -18.97%

Value Line Centurion Fund, Inc.
            2001                            559,026     $ 16.43      $   9,184,250          0.60%            0.17%      -16.85%
            2000                            475,710       19.76          9,398,812          0.60%            0.07%      -13.00%
            1999                            405,089       22.71          9,199,125          0.60%            0.27%       27.46%
            1998                            334,794       17.82          5,964,987          0.60%            0.32%       26.70%
            1997                            225,129       14.06          3,165,728          0.60%            0.35%       20.66%

Value Line Strategic Asset Management
  Trust
            2001                            535,433     $ 18.86      $  10,097,942          0.60%            3.12%      -13.45%
            2000                            471,646       21.79         10,276,675          0.60%            2.12%        1.34%
            1999                            401,104       21.50          8,624,293          0.60%            0.99%       23.57%
            1998                            286,812       17.40          4,990,528          0.60%            2.69%       26.69%
            1997                            185,080       13.73          2,541,939          0.60%            2.47%       14.96%

AIM V.I. Capital Appreciation Fund(2)
            2001                            172,001     $ 11.26      $   1,936,686          0.60%              --       -23.74%
            2000                            108,441       14.76          1,601,120          0.60%              --       -11.45%
            1999                             27,760       16.67            462,853          0.60%            0.09%       43.75%
            1998                             11,988       11.60            139,044          0.60%            0.14%       15.99%
            1997                                 --          --                 --            --               --           --

AIM V.I. Global Utilities Fund(1)
            2001                             20,919     $  6.61      $     138,330          0.60%            2.05%      -28.36%
            2000                              4,439        9.23             40,976          0.60%            0.85%       -7.70%
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --
AIM V.I. Value Fund(2)
            2001                            482,796     $ 12.13      $   5,856,378          0.60%            0.14%      -13.09%
            2000                            348,509       13.96          4,864,026          0.60%            0.14%      -15.16%
            1999                            218,745       16.45          3,598,547          0.60%            0.48%       29.12%
            1998                             10,188       12.74            129,811          0.60%            0.44%       27.41%
            1997                                 --          --                 --            --               --           --

(1) Portfolio commenced operations on May 1, 2000.
(2) Portfolio commenced operations on February 6, 1998.
(3) Portfolio commenced operations on September 15, 1997.
(6) Total returns are not annualized for periods less than one year.


---
114                                                         FINANCIAL STATEMENTS
---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                         Expenses as      Investment
                                                              Net Assets                 a % of Avg.        Income       Total
                                             Units     Unit Value      In whole $         Net Assets        Ratio      Return(6)
                                             -----     ----------      ----------        -----------      ----------   ---------
PARK AVENUE LIFE

American Century VP International
  Fund(2)
            2001                            106,125     $  9.96      $   1,057,244          0.60%            0.08%      -29.60%
            2000                             78,357       14.15          1,108,810          0.60%            0.11%      -17.33%
            1999                             38,403       17.12            657,318          0.60%              --        63.06%
            1998                              5,341       10.50             56,069          0.60%              --         4.97%
            1997                                 --          --                 --            --               --           --

American Century VP Value Fund(2)
            2001                             50,071     $ 12.38      $     619,665          0.60%            0.53%       12.15%
            2000                             13,856       11.04            152,905          0.60%            0.82%       17.43%
            1999                              6,647        9.40             62,468          0.60%            1.32%       -1.44%
            1998                              7,979        9.54             76,078          0.60%              --        -4.65%
            1997                                 --          --                 --            --               --           --

Fidelity VIP Equity-Income Portfolio
  Original Class(2)
            2001                            102,482     $ 11.62      $   1,191,004          0.60%            1.11%       -5.53%
            2000                             47,470       12.30            583,948          0.60%            1.32%        7.77%
            1999                             31,610       11.41            360,821          0.60%            0.77%        5.69%
            1998                             10,599       10.80            114,475          0.60%              --         8.00%
            1997                                 --          --                 --            --               --           --

Fidelity VIP High Income Portfolio
  Original Class(2)
            2001                             27,125     $  6.73      $     182,632          0.60%           10.90%      -12.26%
            2000                             18,064        7.67            138,619          0.60%            6.70%      -22.94%
            1999                             13,103        9.96            130,490          0.60%            8.75%        7.51%
            1998                             11,796        9.26            109,269          0.60%              --        -7.37%
            1997                                 --          --                 --            --               --           --

Fidelity VIP Contrafund Portfolio
  Original Class(1)
            2001                             95,287     $  8.10      $     771,915          0.60%            0.31%      -12.77%
            2000                             20,179        9.29            187,406          0.60%              --        -7.13%
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Fidelity VIP Index 500 Portfolio
  Original Class(2)
            2001                            540,584     $ 11.53      $   6,233,087          0.60%            1.12%      -12.63%
            2000                            500,558       13.20          6,605,753          0.60%            0.80%       -9.85%
            1999                            281,639       14.64          4,122,841          0.60%            0.22%       19.79%
            1998                             28,817       12.22            352,163          0.60%              --        22.21%
            1997                                 --          --                 --            --               --           --

(1) Portfolio commenced operations on May 1, 2000.
(2) Portfolio commenced operations on February 6, 1998.
(6) Total returns are not annualized for periods less than one year.


                                                                             ---
FINANCIAL STATEMENTS                                                         115
                                                                             ---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                         Expenses as      Investment
                                                              Net Assets                 a % of Avg.        Income       Total
                                             Units     Unit Value      In whole $         Net Assets        Ratio      Return(6)
                                             -----     ----------      ----------        -----------      ----------   ---------
PARK AVENUE LIFE

Fidelity VIP Growth Opportunities
  Portfolio Original Class(2)
            2001                            278,072     $  8.71      $   2,423,167          0.60%            0.34%      -14.93%
            2000                            217,677       10.24          2,229,881          0.60%            1.12%      -17.57%
            1999                            134,893       12.43          1,676,302          0.60%            0.34%        3.65%
            1998                             26,380       11.99            316,286          0.60%              --        19.90%
            1997                                 --          --                 --            --               --           --

Janus Aspen Aggressive Growth
  Portfolio Institutional Shares(1)
            2001                            275,190     $  4.09      $   1,124,160          0.60%              --       -39.81%
            2000                            142,277        6.79            965,671          0.60%            1.58%      -32.13%
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Janus Aspen Capital Appreciation
  Portfolio Institutional Shares(1)
            2001                            116,718     $  6.16      $     719,247          0.60%            1.57%      -22.14%
            2000                             38,219        7.91            302,499          0.60%            0.81%      -20.85%
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Janus Aspen Growth Portfolio
  Institutional Shares(1)
            2001                            126,103     $  6.08      $     767,116          0.60%            0.07%      -25.19%
            2000                             27,219        8.13            221,323          0.60%            0.27%      -18.69%
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Janus Aspen Worldwide Growth
  Portfolio Institutional Shares(1)
            2001                            245,646     $  6.20      $   1,523,688          0.60%            0.60%      -22.90%
            2000                             89,932        8.05            723,525          0.60%            0.68%      -19.55%
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

MFS Bond Series(2)
            2001                             13,877     $ 12.11      $     168,105          0.60%            4.56%        8.05%
            2000                              4,626       11.21             51,861          0.60%            4.47%        8.56%
            1999                              4,815       10.33             49,725          0.60%            2.35%       -2.15%
            1998                              2,128       10.55             22,462          0.60%              --         5.55%
            1997                                 --          --                 --            --               --           --

(1) Portfolio commenced operations on May 1, 2000.
(2) Portfolio commenced operations on February 6, 1998.
(6) Total returns are not annualized for periods less than one year.


---
116                                                         FINANCIAL STATEMENTS
---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                         Expenses as      Investment
                                                              Net Assets                 a % of Avg.        Income       Total
                                             Units     Unit Value      In whole $         Net Assets        Ratio      Return(6)
                                             -----     ----------      ----------        -----------      ----------   ---------
PARK AVENUE LIFE

MFS Emerging Growth Series(2)
            2001                            253,377     $ 11.46      $   2,903,732          0.60%              --       -33.89%
            2000                            168,280       17.33          2,916,929          0.60%              --       -20.09%
            1999                             72,636       21.69          1,575,593          0.60%              --        75.65%
            1998                             15,187       12.35            187,550          0.60%              --        23.49%
            1997                                 --          --                 --            --               --           --

MFS Investors Trust Series (formerly
  MFS Growth With Income Series)(4)
            2001                            242,847     $ 11.40      $   2,768,832          0.60%            0.48%      -16.46%
            2000                            183,979       13.65          2,510,883          0.60%            0.42%       -0.75%
            1999                            144,482       13.75          1,986,712          0.60%            0.27%        6.05%
            1998                             60,810       12.97            788,433          0.60%              --        36.88%
            1997                              4,810        9.47             45,558          0.60%            0.40%       -5.28%

MFS New Discovery Series(1)
            2001                             58,823     $  8.80      $     517,849          0.60%              --        -5.60%
            2000                             18,133        9.33            169,094          0.60%              --        -6.75%
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

MFS Research Series(1)
            2001                             28,798     $  7.01      $     201,990          0.60%              --       -21.72%
            2000                              3,109        8.96             27,854          0.60%              --       -10.40%
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

MFS Total Return Series(2)
            2001                             97,733     $ 12.92      $   1,262,913          0.60%            1.56%       -0.35%
            2000                             16,902       12.97            219,182          0.60%            2.08%       15.32%
            1999                             12,311       11.25            138,438          0.60%            1.72%        2.47%
            1998                              4,079       10.97             44,768          0.60%              --         9.75%
            1997                                 --          --                 --            --               --           --

(1) Portfolio commenced operations on May 1, 2000.
(2) Portfolio commenced operations on February 6, 1998.
(4) Portfolio commenced operations on December 10, 1997.
(6) Total returns are not annualized for periods less than one year.


                                                                             ---
FINANCIAL STATEMENTS                                                         117
                                                                             ---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                         Expenses as      Investment
                                                              Net Assets                 a % of Avg.        Income       Total
                                             Units     Unit Value      In whole $         Net Assets        Ratio      Return(6)
                                             -----     ----------      ----------        -----------      ----------   ---------
PARK AVENUE MILLENNIUM SERIES

The Guardian Stock Fund(5)
            2001                             27,842     $  6.22      $     173,256          0.60%            0.24%      -37.77%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

The Guardian VC 500 Index Fund(5)
            2001                             13,152     $  7.95      $     104,539          0.60%            1.27%      -20.52%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

The Guardian VC Asset Allocation
  Fund(5)
            2001                              1,919     $  9.02      $      17,317          0.60%            0.85%       -9.76%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

The Guardian VC High Yield Bond Fund(5)
            2001                                222     $  9.79      $       2,172          0.60%            4.88%       -2.05%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

The Guardian Bond Fund, Inc.(5)
            2001                              1,031     $ 11.59      $      11,956          0.60%            6.44%       15.91%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

The Guardian Cash Fund, Inc.(5)
            2001                             11,902     $ 10.71      $     127,444          0.60%            3.60%        7.08%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Gabelli Capital Asset Fund(5)
            2001                              4,818     $ 10.34      $      49,822          0.60%            0.63%        3.41%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

(5) Portfolio commenced operations on March 16, 2001.
(6) Total returns are not annualized for periods less than one year.


---
118                                                         FINANCIAL STATEMENTS
---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                         Expenses as      Investment
                                                              Net Assets                 a % of Avg.        Income       Total
                                             Units     Unit Value      In whole $         Net Assets        Ratio      Return(6)
                                             -----     ----------      ----------        -----------      ----------   ---------
PARK AVENUE MILLENNIUM SERIES

Baillie Gifford International Fund(5)
            2001                              1,599     $  6.80      $      10,870          0.60%              --       -32.00%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Baillie Gifford Emerging Markets Fund(5)
            2001                                338     $  8.05      $       2,716          0.60%            0.22%      -19.53%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

The Guardian Small Cap Stock Fund(5)
            2001                              2,845     $  8.33      $      23,713          0.60%            0.01%      -16.66%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Value Line Centurion Fund, Inc.(5)
            2001                              2,812     $  7.11      $      19,978          0.60%            0.17%      -28.94%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Value Line Strategic Asset Management
  Trust(5)
            2001                              5,590     $  8.51      $      47,556          0.60%            3.12%      -14.93%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

AIM V.I. Capital Appreciation Fund(5)
            2001                              8,725     $  6.29      $      54,869          0.60%              --       -37.11%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

AIM V.I. Global Utilities Fund(5)
            2001                                178     $  6.59      $       1,174          0.60%            2.05%      -34.11%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

(5) Portfolio commenced operations on March 16, 2001.
(6) Total returns are not annualized for periods less than one year.


                                                                             ---
FINANCIAL STATEMENTS                                                         119
                                                                             ---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                         Expenses as      Investment
                                                              Net Assets                 a % of Avg.        Income       Total
                                             Units     Unit Value      In whole $         Net Assets        Ratio      Return(6)
                                             -----     ----------      ----------        -----------      ----------   ---------
PARK AVENUE MILLENNIUM SERIES

AIM V.I. Value Fund(5)
            2001                              6,493     $  7.36      $      47,812          0.60%            0.14%      -26.36%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Davis Financial Portfolio(5)
            2001                                604     $ 10.58      $       6,394          0.60%            0.05%        5.84%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Davis Real Estate Portfolio(5)
            2001                                631     $ 11.53      $       7,275          0.60%            1.83%       15.28%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Davis Value Portfolio(5)
            2001                              3,708     $  8.97      $      33,268          0.60%            0.19%      -10.29%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Fidelity VIP Growth Opportunities
  Portfolio Service Class 2(5)
            2001                                763     $  7.30      $       5,569          0.60%              --       -26.99%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Fidelity VIP Equity-Income Portfolio
  Service Class 2(5)
            2001                              5,096     $ 10.14      $      51,692          0.60%              --         1.44%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Fidelity VIP Contrafund Portfolio
  Service Class 2(5)
            2001                              3,750     $  8.21      $      30,808          0.60%              --       -17.85%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

(5) Portfolio commenced operations on March 16, 2001.
(6) Total returns are not annualized for periods less than one year.


---
120                                                         FINANCIAL STATEMENTS
---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                         Expenses as      Investment
                                                              Net Assets                 a % of Avg.        Income       Total
                                             Units     Unit Value      In whole $         Net Assets        Ratio      Return(6)
                                             -----     ----------      ----------        -----------      ----------   ---------
PARK AVENUE MILLENNIUM SERIES

Fidelity VIP Mid Cap Portfolio Service
  Class 2(5)
            2001                              2,165     $ 10.63      $      23,017          0.60%              --         6.30%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Janus Aspen Aggressive Growth
  Portfolio Service Shares(5)
            2001                              8,349     $  8.29      $      69,248          0.60%              --       -17.06%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Janus Aspen Capital Appreciation
  Portfolio Service Shares(5)
            2001                              2,021     $  9.07      $      18,335          0.60%            0.34%       -9.28%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Janus Aspen Growth Portfolio
  Service Shares(5)
            2001                              4,087     $  8.73      $      35,692          0.60%              --       -12.67%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

Janus Aspen Worldwide Growth Portfolio
  Service Shares(5)
            2001                              6,702     $  9.17      $      61,438          0.60%            0.08%       -8.33%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

MFS Emerging Growth Series(5)
            2001                              7,306     $  5.47      $      39,985          0.60%              --       -45.27%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

(5) Portfolio commenced operations on March 16, 2001.
(6) Total returns are not annualized for periods less than one year.


                                                                             ---
FINANCIAL STATEMENTS                                                         121
                                                                             ---

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                         Expenses as      Investment
                                                              Net Assets                 a % of Avg.        Income       Total
                                             Units     Unit Value      In whole $         Net Assets        Ratio      Return(6)
                                             -----     ----------      ----------        -----------      ----------   ---------
PARK AVENUE MILLENNIUM SERIES

MFS Investors Trust Series (formerly
  MFS Growth With Income Series)(5)
            2001                                912     $  8.22      $       7,497          0.60%            0.48%      -17.79%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

MFS New Discovery Series(5)
            2001                              3,296     $  8.88      $      29,264          0.60%              --       -11.23%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

MFS Research Series(5)
            2001                              3,021     $  6.96      $      21,036          0.60%              --       -30.36%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

MFS Total Return Series(5)
            2001                              2,617     $ 11.16      $      29,201          0.60%            1.56%       11.58%
            2000                                 --          --                 --            --               --           --
            1999                                 --          --                 --            --               --           --
            1998                                 --          --                 --            --               --           --
            1997                                 --          --                 --            --               --           --

(5) Portfolio commenced operations on March 16, 2001.
(6) Total returns are not annualized for periods less than one year


---
122                                                         FINANCIAL STATEMENTS
---

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
OF THE GUARDIAN SEPARATE ACCOUNT K
--------------------------------------------------------------------------------

To the Board of Directors of
Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account K:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond Fund, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation, AIM V.I. Global Utilities, AIM V.I. Value, American Century VP International, American Century VP Value, Davis Financial Portfolio, Davis Real Estates Portfolio, Davis Value Portfolio, Fidelity VIP Equity-Income Original Class, Fidelity VIP High Income Original Class, Fidelity VIP Contrafund Original Class, Fidelity VIP Index 500 Original Class, Fidelity VIP Growth Opportunities Original Class, Fidelity VIP Equity Income Portfolio Service Class 2, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Mid Cap Growth Service Class 2, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Worldwide Growth, Janus Aspen Aggressive Growth Service Class, Janus Aspen Capital Appreciation Service Class, Janus Aspen Growth Service Class, Janus Aspen Worldwide Growth Service Class, MFS Bond, MFS Emerging Growth, MFS Investor Trust, MFS New Discovery, MFS Research and MFS Total Return investment divisions (constituting the Guardian Separate Account K) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Guardian Insurance & Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2001 by correspondence with the transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


February 15, 2002


                                                                             ---
FINANCIAL STATEMENTS                                                         123
                                                                             ---

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                As of December 31,
                                                              ---------------------
                                                                 2001        2000
                                                              ---------   ---------
                                                                  (In millions)
Assets:
Bonds, available for sale at fair
  value (cost $651.1 million; $531.6 million, respectively)   $   663.6   $   525.9
Affiliated mutual funds, at fair value (cost $48.4 million;
  $69.3 million, respectively) ............................        51.1        81.1
Mortgage loans ............................................         1.0          --
Policy loans ..............................................        92.8        86.1
Cash and cash equivalents .................................        53.7        68.3
Other invested assets .....................................          --         0.5
                                                              ---------   ---------
Total invested assets .....................................       862.2       761.9
                                                              ---------   ---------
Deferred acquisition costs ................................       403.0       422.7
Deferred software costs ...................................        19.4        32.1
Uncollected and unpaid premiums ...........................         1.5         1.9
Amounts receivable from reinsurers ........................        36.6        58.1
Investment income due and accrued .........................        12.6         9.5
Other assets ..............................................         6.0         6.0
Federal income taxes recoverable ..........................        20.1        11.9
Accounts receivable .......................................        25.1        33.9
Separate account assets ...................................     8,512.8    10,048.1
                                                              ---------   ---------
Total Assets ..............................................   $ 9,899.3   $11,386.1
                                                              =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities .   $   689.1   $   541.5
Due to parent and affiliated mutual funds .................        54.3        57.4
Deferred federal income taxes .............................       106.9       126.2
Accrued expenses and other liabilities ....................       102.5       127.7
Separate account liabilities ..............................     8,450.4     9,955.9
                                                              ---------   ---------
Total Liabilities .........................................     9,403.2    10,808.7
                                                              ---------   ---------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
  issued and oustanding ...................................         2.5         2.5
Additional paid-in capital ................................       136.9       136.9
Retained earnings .........................................       353.2       431.7
Accumulated comprehensive income ..........................         3.5         6.3
                                                              ---------   ---------
Stockholder's equity ......................................       496.1       577.4
                                                              ---------   ---------
Total Liabilities & Stockholder's Equity ..................   $ 9,899.3   $11,386.1
                                                              =========   =========

See notes to consolidated financial statements.


--------------
100 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                        For the year ended December 31,
                                                        --------------------------------
                                                           2001        2000         1999
                                                        -------      ------       ------
                                                                  (In millions)
Revenues:
Premiums ............................................   $ 13.0       $ 10.5        $ 12.0
Net investment income ...............................     48.0         49.1          45.4
Realized capital losses on investments ..............     (0.1)        (6.3)         (1.7)
Income from brokerage operations ....................     26.0         45.2          46.2
Administrative service fees .........................    230.5        255.3         217.1
Other income ........................................      9.2         22.2          17.5
                                                        ------       ------        ------
Total revenues ......................................    326.6        376.0         336.5
                                                        ------       ------        ------

Benefits and other deductions:
Policyholder benefits ...............................     58.9         27.1          21.2
Amortization of deferred policy acquisition costs ...     75.7         82.8          67.1
Amortization of deferred software costs .............      7.0          8.1           1.8
Other operating costs and expenses ..................    247.6        162.6         144.7
                                                        ------       ------        ------
Total benefits and other deductions .................    389.2        280.6         234.8
                                                        ------       ------        ------

(Loss) income before income taxes ...................    (62.6)        95.4         101.7

Federal income taxes:
Current (benefit) expense ...........................    (10.2)       (12.7)         12.1
Deferred (benefit) expense ..........................    (23.8)        24.3          12.3
                                                        ------       ------        ------
Total federal income taxes ..........................    (34.0)        11.6          24.4
                                                        ------       ------        ------

Net (loss) income ...................................    (28.6)        83.8          77.3

Other comprehensive (loss) income, net of income tax:
Change in unrealized investment losses ..............     (2.8)        (6.9)         (6.2)
                                                        ------       ------        ------

Comprehensive (loss) income .........................   $(31.4)      $ 76.9        $ 71.1
                                                        ======       ======        ======

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                   For the year ended December 31,
                                                  ---------------------------------
                                                    2001       2000       1999
                                                  --------    --------    --------
                                                           (In millions)
Common stock at par value, beginning of year .... $    2.5    $    2.5    $    2.0
Increase in par value ...........................       --          --         0.5
                                                  --------    --------    --------
Common stock at par value, end of year ..........      2.5         2.5         2.5
                                                  --------    --------    --------

Capital in excess of par value, beginning of year    136.9       136.9       137.4
(Decrease) in capital ...........................       --          --        (0.5)
                                                  --------    --------    --------
Capital in excess of par value, end of year .....    136.9       136.9       136.9
                                                  --------    --------    --------

Retained earnings, beginning of year ............    431.7       347.9       310.6
Net (loss) income ...............................    (28.6)       83.8        77.3
Dividends to parent .............................    (49.9)         --       (40.0)
                                                  --------    --------    --------
Retained earnings, end of year ..................    353.2       431.7       347.9
                                                  --------    --------    --------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year .....      6.3        13.2        19.4
Change in unrealized investment losses,
   net of deferred taxes ........................     (2.8)       (6.9)       (6.2)
                                                  --------    --------    --------
Accumulated comprehensive income,
   net of deferred taxes, end of year ...........      3.5         6.3        13.2
                                                  --------    --------    --------

Total stockholder's equity, end of year ......... $  496.1    $  577.4    $  500.5
                                                  ========    ========    ========


See notes to consolidated financial statements.


--------------
102 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                For the year ended December 31,
                                                              -----------------------------------
                                                                  2001         2000         1999
                                                              --------     --------     --------
                                                                         (In millions)
Operating activities
  Net income ..............................................   $  (28.6)    $   83.8     $   77.3
Adjustments to reconcile net income to net
  cash provided by operating activities:
    Changes in
      Deferred policy acquisition costs ...................       19.7        (65.2)       (43.9)
      Deferred software costs .............................       12.7        (20.5)       (11.6)
      Uncollected and unpaid premiums .....................        0.4          1.5         (1.3)
      Amounts receivable from reinsurers ..................       21.5        (11.6)        (4.0)
      Investment income due and accrued ...................       (3.1)         0.4         (0.5)
      Other assets ........................................         --         (0.9)        (1.8)
      Federal income taxes recoverable ....................       (8.2)       (11.9)          --
      Accounts receivable .................................        8.8          1.3        (13.0)
      Separate accounts, net ..............................       (3.0)        (1.2)       (16.5)
      Future policy benefits and policyholder liabilities .      (25.8)       (76.7)        20.9
      Payable to parent and affiliated mutual funds .......       (3.1)        16.8          8.4
      Federal income taxes:
        Current ...........................................         --        (18.2)        (7.6)
        Deferred ..........................................      (19.3)        23.4          4.0
      Accrued expenses and other liabilities ..............      (25.2)        17.7         62.5
      Realized losses on investments ......................        0.1          6.3          1.7
      Other, net ..........................................       (3.7)         1.8         (0.7)
                                                              --------     --------     --------
        Net cash (used in) provided by operating activities      (56.8)       (53.2)        73.9
                                                              --------     --------     --------
Investment activities
  Proceeds from investments sold
    Bonds .................................................      461.5        352.5        142.2
    Affiliated mutual funds ...............................       23.4           --           --
  Redemption of seed investments ..........................       32.8           --           --
    Other items, net ......................................         --          3.2           --
  Investments purchased
    Bonds .................................................     (583.0)      (319.5)      (180.1)
    Mortgage loans ........................................       (1.0)          --           --
    Affiliated mutual funds ...............................      (10.0)       (21.9)       (24.6)
                                                              --------     --------     --------
        Net cash (used in) provided by investing activities      (76.3)        14.3        (62.5)
                                                              --------     --------     --------
Financing activities
  Additions to policyholder contract deposits .............      245.9        134.9        107.7
  Withdrawals from policyholder contract deposits .........      (72.5)       (64.6)       (60.7)
  Dividend to parent ......................................      (49.9)       (26.7)       (13.3)
  Other items .............................................       (5.0)          --           --
                                                              --------     --------     --------
    Net cash provided by financing activities .............      118.5         43.6         33.7
                                                              --------     --------     --------
(Decrease) increase in cash ...............................      (14.6)         4.7         45.1
Cash and cash equivalents, at beginning of year ...........       68.3         63.6         18.5
                                                              --------     --------     --------
Cash and cash equivalents, at end of year .................   $   53.7     $   68.3     $   63.6
                                                              ========     ========     ========
Supplemental disclosure:
  Federal income taxes (recovered) paid ...................   $   (1.9)    $   19.9     $   19.7
                                                              ========     ========     ========

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2001

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) formerly Guardian Investor Service Corporation (GISC). GISC has officially converted from a New York corporation to a limited liability company (LLC) organized in the State of Delaware. Effective December 19, 2001, GISC's new name is Guardian Investor Service LLC (GIS).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established sixteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, (e.g. deferred income taxes are recorded).

      The Delaware Insurance Department has adopted the Codification guidance, effective January 1, 2001. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of $.8 million as of January 1, 2001. Included in this total adjustment is an increase in unassigned funds of approximately $4.0 million related to cost of collection and a decrease in unassigned funds of approximately $3.6 million related to net deferred tax liabilities a decrease in unassigned funds of $1.2 million related to premiums deferred and uncollected and an increase in non admitted.


--------------
104 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments:

      Bonds are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated comprehensive income". Other than temporary decline in investments are recorded in "realized capital losses on investments".

      Common stocks represents the Company's affiliated mutual funds and are carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated comprehensive income". Other than temporary decline in investments are recorded in "realized capital losses on investments". For the trading stocks, the unrealized gains or losses are recorded in other income.

      Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowance for losses. The valuation allowance for losses is based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure or in-substance foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In establishing valuation allowances, management considers, among other things, the estimated fair value of the underlying collateral.

      Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to managements judgement as to the collectibility of principal. Management discontinues the accrual of interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but unpaid interest previously recorded on such loans is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in case of the loans where interest has been interrupted for a substantial period, a regular payment performance has been established.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized capital losses on investment." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized capital losses on investment."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months to one year. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software not to exceed four years.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 105
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Deferred policy acquisition costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated comprehensive income".

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets. During 2001, GIAC redeemed all seed money from the separate accounts in the amount of $32.8 million.

      Future policy benefits and other policyholder liabilities see Note 5 regarding the methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities.

      Insurance revenue and expense recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Federal income taxes -- The provision for federal income taxes is based on income from operations currently taxable, as well as accrued market discount on bonds. Realized gains and losses are reported after adjustment for the applicable federal income taxes.

      The Company's federal income tax return is consolidated with its parent, The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with the tax sharing agreement between and among the parent and participating subsidiaries, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Estimated payments are made between the members of the group during the year.

      Accounting pronouncements -- In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The Company has adopted this Statement January 1, 2001. It had no material impact on the Company.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.


--------------
106 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

NOTE 3 - INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 2001 and 2000 are as follows:

                                                                    December 31, 2001
                                                                      (In millions)
                                                   ---------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                         Cost   Unrealized    Unrealized        Market
                                                        Basis        Gains      (Losses)         Value
                                                   ----------   ----------    ----------    ----------
U.S. Treasury securities & obligations of U.S.
   government corporations and agencies ........   $     24.4   $      0.8    $       --    $     25.2
Obligations of states and political subdivisions         17.5          0.6            --          18.1
Debt securities issued by foreign governments ..          2.8          0.1            --           2.9
Corporate debt securities ......................        606.4         17.1          (6.1)        617.4
                                                   ----------   ----------    ----------    ----------
   Subtotal ....................................        651.1         18.6          (6.1)        663.6
Affiliated mutual funds ........................         48.4          4.8          (2.1)         51.1
                                                   ----------   ----------    ----------    ----------
                                                   $    699.5   $     23.4    $     (8.2)   $    714.7
                                                   ==========   ==========    ==========    ==========

                                                                     December 31, 2000
                                                                       (In millions)
                                                   -------------------------------------------------
                                                                    Gross         Gross    Estimated
                                                        Cost   Unrealized    Unrealized       Market
                                                       Basis        Gains      (Losses)        Value
                                                   ---------   ----------    ----------    ---------
U.S. Treasury securities & obligations of U.S.
   government corporations and agencies ........   $    31.2   $      0.6    $     (0.1)   $    31.7
Obligations of states and political subdivisions        16.1          0.3           2.9         19.3
Debt securities issued by foreign governments ..         4.6          0.1            --          4.7
Corporate debt securities ......................       479.7          5.2         (14.7)       470.2
                                                   ---------   ----------    ----------    ---------
   Subtotal ....................................       531.6          6.2         (11.9)       525.9
Affiliated mutual funds ........................        69.3         12.8          (1.0)        81.1
                                                   ---------   ----------    ----------    ---------
                                                   $   600.9   $     19.0    $    (12.9)   $   607.0
                                                   =========   ==========    ==========    =========


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 107
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The amortized cost and estimated market value of bonds as of December 31, 2001 and 2000 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                       As of December 31, 2001
                                                                             (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                       Amortized         Market
                                                                            Cost          Value
                                                                      ----------     ----------
Due in one year or less ...........................................   $     79.4     $     80.9
Due after one year through five years .............................        362.3          372.7
Due after five years through ten years ............................        112.7          113.6
Due after ten years ...............................................         29.2           27.9
Sinking fund bonds, mortgage securities and asset backed securities         67.5           68.5
                                                                      ----------     ----------
                                                                      $    651.1     $    663.6
                                                                      ==========     ==========

                                                                       As of December 31, 2000
                                                                             (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                       Amortized         Market
                                                                            Cost          Value
                                                                      ----------     ----------
Due in one year or less ...........................................   $     45.0     $     45.0
Due after one year through five years .............................        299.4          296.2
Due after five years through ten years ............................         75.6           76.3
Due after ten years ...............................................         32.7           29.2
Sinking fund bonds, mortgage securities and asset backed securities         78.9           79.2
                                                                      ----------     ----------
                                                                      $    531.6     $    525.9
                                                                      ==========     ==========

      The major categories of net investment income are summarized as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                 2001         2000         1999
                                              -------      -------      -------
Fixed maturities ........................     $  39.9      $  36.7      $  37.2
Affiliated mutual funds .................         3.0          6.2          2.9
Policy loans ............................         4.6          4.0          3.7
Short-term investments ..................         2.0          3.8          2.9
                                              -------      -------      -------
                                                 49.5         50.7         46.7
Less:  Investment expenses ..............         1.5          1.6          1.3
                                              -------      -------      -------
Net investment income ...................     $  48.0      $  49.1      $  45.4
                                              =======      =======      =======


--------------
108 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 2001, 2000 and 1999 are as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                 2001         2000         1999
                                              -------      -------      -------
Realized gains from dispositions:
   Bonds ................................     $   1.6      $   1.4      $   0.6
   Affiliated mutual funds ..............         5.2           --           --
   Separate account seed ................          --           --          0.9
Realized losses from dispositions:
   Bonds ................................        (1.2)        (4.4)        (3.1)
   Affiliated mutual funds ..............          --         (0.2)        (0.1)
   Separate account seed ................        (3.6)          --           --
   Other ................................        (0.1)        (0.1)          --
Impairment on bonds .....................        (2.0)        (3.0)          --
                                              -------      -------      -------
Net realized (losses) ...................     $  (0.1)     $  (6.3)     $  (1.7)
                                              =======      =======      =======

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                         As of December 31,
                                                           (In millions)
                                                  ------------------------------
                                                     2001       2000       1999
                                                  -------    -------    -------
Balance, beginning of year, net of tax ........   $   6.3    $  13.2    $  19.4
Unrealized investment gains (losses),
   net of deferred taxes, attributable to:
     Bonds ....................................      14.7        7.6      (20.4)
     Affiliated mutual funds ..................      (9.6)      (2.4)       9.1
     Separate account seed ....................      (3.3)     (12.4)       5.1
     Deferred policy acquisition costs ........      (4.4)        --         --
     Other ....................................      (0.2)       0.3         --
                                                  -------    -------    -------
Balance, end of year, net of tax ..............   $   3.5    $   6.3    $  13.2
                                                  =======    =======    =======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 2001, 2000 and 1999, the change in unrealized gains and losses before tax was $1.7 million, $(8.2) million and $(12.9) million and after tax was $(2.8) million, $(6.9) million and $(6.2) million, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                    2001      2000       1999
                                                 -------   -------    -------
Unrealized holding gains (losses) ............   $   6.2   $ (11.3)   $ (14.5)
Less:  Reclassification adjustments ..........       4.5      (3.1)      (1.6)
                                                 -------   -------    -------
Change in unrealized holding gains (losses) ..   $   1.7   $  (8.2)   $ (12.9)
                                                 =======   =======    =======

      The Company's investment in a mortgage loan on real estate consists of a loan on commercial apartment property. The real estate mortgage loan property is located in Arizona. The Company estimates the fair value of mortgage loans on real estate to be $1.0 million at December 31, 2001. Fair value was determined by discounting the future estimated cash flows using current interest rates assumption. The lending rate of the mortgage loan was 6.65% for 2001. The maximum percentage of the loan to the value of the security at the time of the mortgage loan origination was 75% at December 31, 2001.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 109
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Special Deposit assets of $4.0 million, $3.9 million and $3.7 million at December 31, 2001, 2000 and 1999, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2001 and 2000 are summarized as follows:

                                                            As of December 31,
                                                              (In millions)
                                                       -------------------------
                                                            2001           2000
                                                       ---------      ---------
Balance, beginning of year .......................     $   422.7      $   357.5
Capitalization of deferrable expenses ............          31.5          131.7
Amortization of recoverable DAC balances .........         (75.7)         (82.8)
Change in unrealized gains .......................          (6.7)          --
Interest on DAC ..................................          32.2           28.1
Retrospectively applied adjustments ..............          (1.0)         (11.8)
                                                       ---------      ---------
Balance, end of year .............................     $   403.0      $   422.7
                                                       =========      =========

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2001 and 2000 are summarized as follows:

                                                          As of December 31,
                                                             (In millions)
                                                      --------------------------
                                                            2001            2000
                                                      ----------     -----------
Future Policy Benefits
   General Account
     Life insurance .............................     $     19.5     $      25.1
     Annuities ..................................           41.8            37.8
                                                      ----------     -----------
     Future Policy Benefits .....................           61.3            62.9
                                                      ----------     -----------
Policyholders' Account Balances
   General Account
     Individual annuities .......................          465.9           330.8
     Group annuities ............................           71.0            64.1
     Variable Life ..............................           90.9            83.7
   Separate Account
     Individual annuities .......................        4,909.2         6,265.9
     Group annuities ............................        3,039.9         3,117.6
     Variable Life ..............................          501.3           572.4
                                                      ----------     -----------
     Policyholders' Account Balances ............        9,078.2        10,434.5
                                                      ----------     -----------
Total Policyholder Liabilities ..................     $  9,139.5     $  10,497.4
                                                      ==========     ===========
Total General Account Liabilities ...............     $    689.1     $     541.5
                                                      ==========     ===========
Total Separate Account Liabilities ..............     $  8,450.4     $   9,955.9
                                                      ==========     ===========


--------------
110 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Life insurance liabilities include reserves for death. Annuity liabilities include reserves for deferred and immediate annuities.

      The following table highlights the key assumptions generally utilized in calculating these reserves:

Product                       Mortality                        Interest Rate    Estimation Method
----------------------------------------------------------------------------------------------------
Life insurance                General rates guaranteed         4.00%            Net level premium based on
                              in calculating cash                               non-forfeiture interest rates.
                              surrender values.

Individual, deferred and      SA, 1971, 1983a, A2000           4.00%            Present value of expected
immediate annuities.          Mortality Tables with certain                     future payments based on
                              modifications                                     historical experience.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

      Certain contract provisions that determine the policyholder account balances are as follows:

                                        Fixed
          Product                    Interest Rates     Withdrawal/Surrender Charges
-----------------------------------------------------------------------------------------
Individual annuities                4.50% to 7.50%      Declining to zero over 7 years.

Group annuities                     3.80% to 6.50%      Contractually agreed upon rates,
                                                        declining to zero over a maximum of 9 years.

Variable -- PAL                     5.00% to 5.75%      Declining to zero over 12 years.

Variable -- VUL                     4.75% to 5.50%      Declining to zero over 15 years.

Variable -- Millennium VUL/SVUL     5.00% to 5.75%      Declining to zero over 10 years.

NOTE 6 -- FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                                 For the year ended December 31,
                                                          (In millions)
                                                 -------------------------------
                                                    2001        2000        1999
                                                 -------     -------     -------
Federal income tax (benefit) expense:
   Current ..................................    $ (10.2)    $ (12.7)    $  12.1
   Deferred .................................      (23.8)       24.3        12.3
                                                 -------     -------     -------
Total .......................................    $ (34.0)    $  11.6     $  24.4
                                                 =======     =======     =======

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                                 For the year ended December 31,
                                                          (In millions)
                                                --------------------------------
                                                   2001        2000        1999
                                                -------     -------     -------
Expected taxes on pre-tax income ...........    $ (21.9)    $  33.4     $  35.6
Permanent adjustments:
   Dividends received deduction on
     separate accounts .....................        1.0       (25.1)      (13.1)
   Overpayment of prior years in 2001 ......       (6.9)        2.7         1.3
   True-up of tax basis reserves ...........       (5.3)       (0.6)        1.3
   True-up of deferred tax on bonds ........       (1.5)       --          --
   Write-off of software ...................        1.5        --          --
   Foreign tax credit ......................       (0.2)       (0.3)       (0.3)
   Other ...................................       (0.7)        1.5        (0.4)
                                                -------     -------     -------
Total tax (benefit) expense ................    $ (34.0)    $  11.6     $  24.4
                                                =======     =======     =======


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 111
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2001 and 2000, are as follows:

                                                           As of December 31,
                                                              (In millions)
                                                         -----------------------
                                                            2001            2000
                                                         -------         -------
Deferred tax assets:
Separate account allowances ....................         $  29.8         $  25.8
DAC Proxy ......................................            17.7            14.4
Amounts receivable from reinsurer ..............             0.3             0.3
Investments ....................................              --             0.4
Other ..........................................             1.7             3.9
                                                         -------         -------
Total deferred tax assets ......................            49.5            44.8
                                                         -------         -------
Deferred tax liabilities:
Deferred acquisition costs .....................           141.0           147.9
Capitalized software costs .....................             6.3            11.7
Reserves .......................................             4.6            11.4
Investments ....................................             4.5              --
                                                         -------         -------
Total deferred tax liabilities .................           156.4           171.0
                                                         -------         -------
Net deferred tax liability .....................         $ 106.9         $ 126.2
                                                         =======         =======

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 -- REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million of assumed premiums at December 31, 1999, and $103.4 million, $104.9 million and $83.1 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

      During 2000, the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During 2000, the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001.

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and common stocks other than private placement, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve,


--------------
112 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Mortgage loans estimated fair value is primarily based upon the present value of the scheduled cash flows discounted at the appropriate U.S Treasury rate, adjusted for the current market spread for a similar quality mortgage. For certain non-performing loans, the estimated fair value is based upon the present value of expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for the current market spread for similar quality mortgage.

      Policy loans estimated fair value is calculated using a discounted cash flow based upon current U.S. treasury rates and historical loan repayments.

      Policyholders' account balances estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued. For interest sensitive contracts, fair value approximates carrying value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2001 and 2000 are as follows (in millions):

                                         As of December 31, 2001      As of December 31, 2000
                                        ------------------------      ------------------------
                                        Carrying       Estimated      Carrying       Estimated
                                         Amount       Fair Value       Amount       Fair Value
                                        --------      ----------      --------      ----------
Financial assets:
Other than trading:
Bonds, available for sale               $  663.6       $   663.6      $   525.9     $    525.9
Affiliated mutual funds                     51.1            51.1           81.1           81.1
Mortgage loans                               1.0             1.0             --             --
Policy loans                                92.8            92.8           86.1           86.1
Short-term investments                        --              --             --             --
Cash and cash equivalents                   53.7            53.7           68.3           68.3

Financial liabilities:
Other than trading:
Policyholders' liabilities                  61.3            61.3           62.9           62.9
Policyholders' account balances          9,078.2         9,078.2       10,434.5       10,434.5

NOTE 9 - RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $188.2 million in 2001, $192.8 million in 2000 and $141.0 million in 1999, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 113
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The separate account assets invested in affiliated mutual funds as of December 31, 2001 and 2000 are as follows (in millions):

                                                                2001        2000
                                                          ----------  ----------
The Guardian Stock Fund ..............................    $  2,054.5  $  3,156.6
The Guardian VC 500 Index Fund .......................          31.2         8.3
The Guardian VC Allocation Fund ......................          19.5        10.8
The Guardian High Yield Bond Fund ....................           7.2         2.7
The Guardian Bond Fund ...............................         352.4       293.6
The Guardian Cash Fund ...............................         515.2       423.0
The Baillie Gifford International Fund ...............         234.4       465.7
The Baillie Gifford Emerging Markets Fund ............          35.3        38.7
The Guardian Small Cap Stock Fund ....................         136.6       148.9
The Guardian Park Avenue Fund ........................         350.1       499.7
The Guardian Park Avenue Small Cap Fund ..............          50.5        52.5
The Guardian Asset Allocation Fund ...................          43.1        49.7
The Guardian Baillie Gifford International Fund ......          10.6        13.8
The Guardian Baillie Gifford Emerging Markets Fund ...          10.4         8.9
The Guardian Investment Quality Bond Fund ............          33.0        14.9
The Guardian High Yield Bond Fund ....................           3.2         2.1
The Guardian Cash Management Fund ....................         276.4       181.8
                                                          ----------  ----------
                                                          $  4,163.6  $  5,371.7
                                                          ==========  ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2001 and 2000 are as follows (in millions):

                                                                2001        2000
                                                           ---------   ---------
The Guardian Park Avenue Fund ........................     $     0.1   $     0.1
The Guardian Park Avenue Small Cap Fund ..............           2.2         2.4
The Guardian Small Cap Stock Fund ....................          14.1        34.0
The Guardian Asset Allocation Fund ...................           2.5         2.8
The Guardian Baillie Gifford International Fund ......           1.7         2.1
The Guardian Baillie Gifford Emerging Markets Fund ...           1.2         1.2
The Guardian Investment Quality Bond Fund ............           1.9         1.8
The Guardian High Yield Bond Fund ....................           1.5         1.5
The Guardian Cash Management Fund ....................          25.4        35.2
                                                           ---------   ---------
                                                           $    50.6   $    81.1
                                                           =========   =========


--------------
114 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

Note 10 - Statutory Equity and Income

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                   2001       2000       1999
                                                ---------    -------    -------
Consolidated GAAP net (loss) income ........... $   (28.6)   $  83.8    $  77.3
Adjustments to restate to statutory basis:
   Statutory net income of subsidiaries .......       9.6        8.9        3.3
   Change in deferred policy acquisition costs        9.6      (65.2)     (45.2)
   Change in deferred software costs ..........       8.0      (16.1)      (8.8)
   Deferred premiums ..........................      (4.7)      (0.1)       0.3
   Re-estimation of future policy benefits ....      22.3       11.1       13.1
   Reinsurance ................................      (3.8)      (4.0)      (3.8)
   Deferred federal income tax expense ........     (19.6)      23.2       11.2
   Amortization of interest maintenance reserve        --       (0.3)       0.4
   Transfer to interest maintenance reserve ...      (0.2)       1.6        2.4
   Permanent impairment of bonds ..............      (3.0)       3.0         --
   Other, net .................................       4.1        4.6        2.8
                                                ---------    -------    -------
Statutory net income (loss) ................... $    (6.3)   $  50.5    $  53.0
                                                =========    =======    =======

      The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                          As of December 31,
                                                            (In millions)
                                                  ------------------------------
                                                     2001       2000       1999
                                                  -------    -------    -------
Consolidated GAAP stockholder's equity .......... $ 496.1    $ 577.4    $ 500.5
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ............  (403.0)    (422.7)    (357.5)
   Deffered software costs ......................   (19.4)     (32.1)     (11.6)
   Elimination of asset valuation reserve .......    (5.2)     (21.7)     (42.7)
   Re-estimation of future policy benefits ......   (49.1)     (60.1)     (53.4)
   Establishment of deferred income tax liability   106.9      126.2      102.8
   Unrealized gains on investments ..............   (15.4)       6.5       19.8
   Separate account allowances ..................    77.3       52.7       21.7
   Other liabilities ............................    23.5       32.9       45.0
   Deferred premiums ............................     2.7        8.1        8.2
   Other, net ...................................     6.4        8.4        5.4
                                                  -------    -------    -------
Statutory capital and surplus ................... $ 220.8    $ 275.6    $ 238.2
                                                  =======    =======    =======


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 115
                                                                  --------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

      In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

February 20, 2002


--------------
116 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES,
NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS


      The following tables illustrate how policies operate. Specifically, they show how the death benefit, net cash surrender value and policy account value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after tax annual rates of 0% and 10%. The tables are based on policies with face amounts of $250,000 for a male insured at Age 40. These insureds are assumed to be in the nonsmoker preferred risk classification. Values are first given based on current charges and then based on the policy's higher guaranteed charges. In addition, each illustration is given first for a policy with an Option 1 death benefit and then for a policy with an Option 2 death benefit. These illustrations may assist in the comparison of death benefits, net cash surrender values and policy account values for Park Avenue Life policies with those under other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy, particularly if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

      Death benefits, net cash surrender values and policy account values will be different from the amounts shown if: (1) the actual gross rates of return average 0% or 10%, but vary above and below the average over the period; and (2) policy premiums are paid at other than annual intervals, or if unscheduled payments are made. Benefits and values will also be affected by the policyowner's allocation of the unloaned policy account value among the variable investment options and the fixed-rate option. If the actual gross rate of return for all options averages 0% or 10%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy's performance. Policy loans and other policy transactions, such as skipping policy premium and partial withdrawals, will also affect results, as will the insured's sex, smoker status and premium class.

      Death benefits, net cash surrender values and policy account values shown in the tables reflect the fact that: (1) deductions have been made from annual policy premiums for policy premium assessments, the state premium tax charge, the DAC tax charge and the premium sales charge; and (2) monthly deductions are deducted from the policy account value on each monthly date. The net cash surrender values shown in the tables reflect the fact that surrender charges (consisting of a deferred sales charge and a deferred administrative charge) are deducted upon surrender, face amount reduction or lapse during the first 12 policy years. The death benefits, net cash surrender values and policy account values also reflect a daily charge assessed against the Separate Account for mortality and expense risks equivalent to an annual charge of .60% (on a current basis) and .90% (on a guaranteed basis) of the average daily value of the assets in the separate account attributable to the policies. See Deductions and charges. The amounts shown in the illustrations also reflect an arithmetic average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.82% of the average daily net assets of such funds.

      The average is based upon actual expenses, after applicable expense reimbursements and fee waivers, incurred during 2001. In the absence of these reimbursements and waivers, operating expenses of the various funds, and the average investment advisory fees and expenses used in the following illustrations would have been higher. For an explanation of the expenses see the accompanying fund prospectuses. Taking account of the charges for mortality and expense risks in the Separate Account and the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0% and 10% correspond to net investment experience at constant annual rates of -1.42%, and 8.53%, respectively, based on GIAC's current charge for mortality and expense risks, and -1.71%, and 8.20%, respectively, based on GIAC's guaranteed maximum charge for mortality and expense risks. See Net investment factor.



                                                                  --------------
APPENDICES                                                        PROSPECTUS 141
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

      The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account, since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Net Cash Surrender Values and Policy Account Values illustrated. See GIAC's Taxes.

      The fourth column of each table shows the amount which would accumulate if an amount equal to the annual Policy Premium was invested to earn interest, after taxes, of 5% per year, compounded annually. There can be no assurance that a prospective policyowner would be able to earn this return. During the Guaranteed Premium Period, the annual Policy Premium is $2,785 for the policy illustrated.

      GIAC will furnish upon request an illustration reflecting the proposed insured's age, sex, premium class and the Face Amount or Basic Scheduled Premium requested, but a premium-based illustration must reflect GIAC's current minimum Face Amount requirement for Park Avenue Life -- which is $100,000.

      From time to time, advertisements or sales literature for Park Avenue Life may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with historical average annual total returns of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables, and examples. Any such information is intended to show the policy's investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

      GIAC began to offer Park Avenue Life on September 1, 1995. As such, the policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates (See Investment Performance of the Funds). The result for any period prior to the policies' being offered would be calculated as if the policies had been offered during that period of time, with all charges assumed to be those applicable to the policies. Thus the illustrations will reflect deductions for each fund's expenses, as well as the Separate Account's charge for mortality and expense risks, and the charges deducted from premiums, Monthly Deductions, and any transaction deductions associated with the policy in question.


--------------
142 PROSPECTUS                                                        APPENDICES
--------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

           Male Issue Age 40, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges


                                                             Assuming Current                      Assuming Current
                                                           Charges and 0% Gross                  Charges and 10% Gross
                                                                  Return                                 Return
                                      Premiums      ----------------------------------     ---------------------------------
   End           Age               Accumulated                       Net                                    Net
    of     Beginning                     At 5%       Policy         Cash          Net       Policy         Cash          Net
Policy            of        Net       Interest      Account    Surrender        Death      Account    Surrender        Death
  Year          Year     Outlay       Per Year        Value        Value      Benefit        Value        Value      Benefit
------     ---------     ------    -----------      -------    ---------      -------      -------    ---------      -------
     1            40      2,785          2,924        1,813            0      250,000        2,027          159      250,000
     2            41      2,785          5,995        3,573        1,693      250,000        4,200        2,320      250,000
     3            42      2,785          9,219        5,291        3,539      250,000        6,541        4,789      250,000
     4            43      2,785         12,604        7,005        5,437      250,000        9,104        7,535      250,000
     5            44      2,785         16,158        8,661        7,276      250,000       11,852       10,467      250,000
     6            45      2,785         19,890       10,268        9,067      250,000       14,811       13,610      250,000
     7            46      2,785         23,809       11,819       10,802      250,000       17,993       16,975      250,000
     8            47      2,785         27,924       13,319       12,485      250,000       21,420       20,586      250,000
     9            48      2,785         32,244       14,759       14,109      250,000       25,106       24,456      250,000
    10            49      2,785         36,781       16,144       15,677      250,000       29,079       28,612      250,000
    15            54      2,785         63,101       21,382       21,382      250,000       53,403       53,403      250,000
    20            59      2,785         96,693       24,105       24,105      250,000       88,589       88,589      250,000
    25            64      2,785        139,566       24,079       24,079      250,000      141,498      141,498      250,000
    30            69      2,785        194,284       18,936       18,936      250,000      219,769      219,769      332,631

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 75 WOULD BE $16,655, ASSUMING THE 0% RETURN; AND $2,785, ASSUMING THE 10% RETURN.

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                                                  --------------
APPENDICES                                                        PROSPECTUS 143
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

           Male Issue Age 40, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges


                                                           Assuming Guaranteed                    Assuming Guaranteed
                                                           Charges and 0% Gross                  Charges and 10% Gross
                                                                  Return                                 Return
                                      Premiums      ----------------------------------     ---------------------------------
   End           Age               Accumulated                       Net                                    Net
    of     Beginning                     At 5%       Policy         Cash          Net       Policy         Cash          Net
Policy            of        Net       Interest      Account    Surrender        Death      Account    Surrender        Death
  Year          Year     Outlay       Per Year        Value        Value      Benefit        Value        Value      Benefit
------     ---------     ------    -----------      -------    ---------      -------      -------    ---------      -------
     1            40      2,785          2,924        1,806            0      250,000        2,020          152      250,000
     2            41      2,785          5,995        3,382        1,502      250,000        3,997        2,117      250,000
     3            42      2,785          9,219        4,891        3,139      250,000        6,095        4,343      250,000
     4            43      2,785         12,604        6,353        4,785      250,000        8,345        6,776      250,000
     5            44      2,785         16,158        7,743        6,358      250,000       10,732        9,347      250,000
     6            45      2,785         19,890        9,052        7,851      250,000       13,261       12,059      250,000
     7            46      2,785         23,809       10,281        9,263      250,000       15,941       14,923      250,000
     8            47      2,785         27,924       11,425       10,591      250,000       18,782       17,947      250,000
     9            48      2,785         32,244       12,481       11,830      250,000       21,793       21,142      250,000
    10            49      2,785         36,781       13,441       12,974      250,000       24,982       24,515      250,000
    15            54      2,785         63,101       16,943       16,943      250,000       44,433       44,433      250,000
    20            59      2,785         96,693       16,444       16,444      250,000       70,303       70,303      250,000
    25            64      2,785        139,566        8,932        8,932      250,000      104,453      104,453      250,000
    30            69      2,785        194,284            0            0      250,000      151,100      151,100      250,000

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 75 WOULD BE $16,655, ASSUMING THE 0% RETURN; AND $2,785, ASSUMING THE 10% RETURN.

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



--------------
144 PROSPECTUS                                                        APPENDICES
--------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

           Male Issue Age 40, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

        These values reflect CURRENT cost of insurance and other charges


                                                             Assuming Current                      Assuming Current
                                                           Charges and 0% Gross                  Charges and 10% Gross
                                                                  Return                                 Return
                                      Premiums      ----------------------------------     ---------------------------------
   End           Age               Accumulated                       Net                                    Net
    of     Beginning                     At 5%       Policy         Cash          Net       Policy         Cash          Net
Policy            of        Net       Interest      Account    Surrender        Death      Account    Surrender        Death
  Year          Year     Outlay       Per Year        Value        Value      Benefit        Value        Value      Benefit
------     ---------     ------    -----------      -------    ---------      -------      -------    ---------      -------
     1            40      2,785          2,924        1,813            0      250,000        2,027          159      250,000
     2            41      2,785          5,995        3,573        1,693      250,000        4,200        2,320      250,000
     3            42      2,785          9,219        5,291        3,539      250,000        6,541        4,789      250,000
     4            43      2,785         12,604        7,005        5,437      250,000        9,104        7,535      250,000
     5            44      2,785         16,158        8,661        7,276      250,000       11,852       10,467      250,000
     6            45      2,785         19,890       10,268        9,067      250,000       14,811       13,610      250,000
     7            46      2,785         23,809       11,819       10,802      250,000       17,993       16,975      250,000
     8            47      2,785         27,924       13,319       12,485      250,000       21,420       20,586      250,000
     9            48      2,785         32,244       14,759       14,109      250,000       25,106       24,456      250,000
    10            49      2,785         36,781       16,144       15,677      250,000       29,079       28,612      250,000
    15            54      2,785         63,101       21,382       21,382      250,000       53,403       53,403      250,000
    20            59      2,785         96,693       24,105       24,105      250,000       88,296       88,296      265,046
    25            64      2,785        139,566       24,079       24,079      250,000      139,251      139,251      295,751
    30            69      2,785        194,284       18,936       18,936      250,000      213,061      213,061      347,311

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 75 WOULD BE $16,655, ASSUMING THE 0% RETURN; AND $2,785, ASSUMING THE 10% RETURN.

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                                                  --------------
APPENDICES                                                        PROSPECTUS 145
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

           Male Issue Age 40, Non-Smoker, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

       These values reflect GUARANTEED cost of insurance and other charges


                                                           Assuming Guaranteed                    Assuming Guaranteed
                                                           Charges and 0% Gross                  Charges and 10% Gross
                                                                  Return                                 Return
                                      Premiums      ----------------------------------     ---------------------------------
   End           Age               Accumulated                       Net                                    Net
    of     Beginning                     At 5%       Policy         Cash          Net       Policy         Cash          Net
Policy            of        Net       Interest      Account    Surrender        Death      Account    Surrender        Death
  Year          Year     Outlay       Per Year        Value        Value      Benefit        Value        Value      Benefit
------     ---------     ------    -----------      -------    ---------      -------      -------    ---------      -------
     1            40      2,785          2,924        1,806            0      250,000        2,020          152      250,000
     2            41      2,785          5,995        3,382        1,502      250,000        3,997        2,117      250,000
     3            42      2,785          9,219        4,891        3,139      250,000        6,095        4,343      250,000
     4            43      2,785         12,604        6,353        4,785      250,000        8,345        6,776      250,000
     5            44      2,785         16,158        7,743        6,358      250,000       10,732        9,347      250,000
     6            45      2,785         19,890        9,052        7,851      250,000       13,261       12,059      250,000
     7            46      2,785         23,809       10,281        9,263      250,000       15,941       14,923      250,000
     8            47      2,785         27,924       11,425       10,591      250,000       18,782       17,947      250,000
     9            48      2,785         32,244       12,481       11,830      250,000       21,793       21,142      250,000
    10            49      2,785         36,781       13,441       12,974      250,000       24,982       24,515      250,000
    15            54      2,785         63,101       16,943       16,943      250,000       44,433       44,433      250,000
    20            59      2,785         96,693       16,444       16,444      250,000       70,303       70,303      250,000
    25            64      2,785        139,566        8,932        8,932      250,000      103,988      103,988      260,488
    30            69      2,785        194,284            0            0      250,000      146,714      146,714      280,964

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 75 WOULD BE $16,655, ASSUMING THE 0% RETURN; AND $2,785, ASSUMING THE 10% RETURN.

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



--------------
146 PROSPECTUS                                                        APPENDICES
--------------

--------------------------------------------------------------------------------
APPENDIX B
USES OF LIFE INSURANCE
--------------------------------------------------------------------------------


Because the policy provides a death benefit and cash surrender value, the policy can be used for various individual and business planning purposes. Purchasing the policy in part for such purposes entails certain risks, particularly if the policy's cash surrender value, as opposed to its death benefit, will be the principal policy feature used for such planning purposes. If Policy Premiums are not paid, the investment performance of the Variable Investment Options to which Policy Account Value is allocated is poorer than anticipated, or insufficient cash surrender value is maintained, then the policy may lapse or may not accumulate sufficient values to fund the purpose for which the policy was purchased. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, a purchaser should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

Policyowners are urged to consult competent tax advisors about the possible tax consequences of pre-death distributions from any life insurance policy, including Park Avenue Life.


The following are examples of ways in which the policy can be used to address certain financial objectives, bearing in mind that variable life insurance is not a short-term investment and that its primary purpose is to provide benefits upon the death of the insured.

Family Income Protection

Life insurance may be purchased on the lives of a family's income earners to provide a death benefit to cover final expenses, and continue the current income to the family. The amount of insurance purchase should be an amount which will provide a death benefit that when invested outside the policy at a reasonable interest rate, will generate enough money to replace the insured's income.

Estate Protection

Life insurance may be purchased by a trust on the life of a person whose estate will incur federal estate taxes upon his or her death. The amount of insurance purchased should equal the amount of the estimated estate tax liability. Upon the insured's death, the trustee could make the death proceeds available to the estate for the payment of estate taxes.

Education Funding

Life insurance may be purchased on the life of the parent(s) or primary person funding an education. The amount of insurance purchased should equal the total education cost projected at a reasonable inflation rate.

In the event of the insured's death, the guaranteed death benefit is available to help pay the education costs. If the insured lives through the education years, the cash value accumulations may be accessed to help offset the remaining education costs. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Mortgage Protection

Life insurance may be purchased on the life of the person(s) responsible for making mortgage payments. The amount of insurance purchased should equal the mortgage amount. In the event of the insured's death, the guaranteed death benefit can be used to offset the remaining mortgage balance.

During the insured's lifetime, the cash value accumulations may be accessed late in the mortgage term to help make the remaining mortgage payments. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Key Person Protection

Life insurance may be purchased by a business on the life of a key person in an amount equal to a key person's value, considering salary, benefits, and contribution to business profits. Upon the key person's death, the business can use the death benefit to ease the interruption of business operations and/or to provide a replacement fund for hiring a new executive.

Business Continuation Protection

Life insurance may be purchased on the life of each business owner in an amount equal to the value of each owner's business interest. In the event of death, the guaranteed death benefit may provide the funds needed to carry out the purchase of the deceased's business interest by the business, or surviving owners, from the deceased owner's heirs.


                                                                  --------------
APPENDICES                                                        PROSPECTUS 147
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX B

Retirement Income

Life insurance may be purchased on the life of a family income earner during his or her working life. If the insured lives to retirement, the cash value accumulations may be accessed to provide retirement payments. In the event of the insured's death, the proceeds may be used to provide retirement income to his or her spouse. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.


Deferred Compensation Plans


Life insurance may be purchased to fund a Deferred Compensation Plan, or Selective Incentive Plan, for key employees. A Deferred Compensation Plan, or Selective Incentive Plan, is a written agreement between an employer and an executive. The employer makes an unsecured promise to make future benefit payments to a key executive if the executive meets certain stated requirements.

Under this type of plan, a company purchases a cash value life insurance policy insuring an executive's life to (1) informally fund the promised benefits and
(2) recover its plan costs at the death of the executive. The policy cash values may be used to help pay the promised benefits to the executive. In the event that the executive dies prior to retirement, the policy death benefits can be used to fund survivor benefits.

Split Dollar Plans

Life insurance may be purchased by an employer on the life of an employee under a Split Dollar Plan. In a Split Dollar Plan, the employer advances the executive the premium on a life insurance policy. Both the employer and the executive share the cash value and death benefit under the policy. Generally, the employer has rights to the cash value and death benefit equal to its advances. The balance of the cash value and death benefit belong to the executive.

The executive receives an economic benefit for which he or she must contribute into the plan or pay income tax. The economic benefit is equal to the term value of the death benefit assuming taxation under IRS Revenue Rulings and IRC Section
72. Different results are possible if these or other code sections are applied or amended.

Executive Bonus Plans

Life Insurance may be purchased by an employee with funds provided by his or her employer for that purpose. An Executive Bonus plan involves an employer providing an executive with additional compensation to enable the executive to pay premiums on a life insurance policy. The bonus is tax deductible by the employer and received as taxable income by the executive.




--------------
148 PROSPECTUS                                                        APPENDICES
--------------

--------------------------------------------------------------------------------
APPENDIX C
ADDITIONAL BENEFITS BY RIDER
--------------------------------------------------------------------------------

Additional benefits are available by riders to the policy. Riders are issued subject to GIAC's standards for classifying risks. GIAC charges premiums for additional benefit riders. These premium amounts are included in the policy premium charged to a Park Avenue Life policyowner, but rider premiums are not allocated to the variable investment options or fixed-rate option under the policy. The benefits provided by the riders are fully described in the riders and summarized here.

      Waiver of Premium -- This rider provides for the waiver of Policy Premiums while the insured is totally disabled.

      Accidental Death Benefit -- This rider provides additional insurance coverage if the insured's death results from accidental bodily injury.

      Guaranteed Purchase Option -- This rider provides the policyowner the right to purchase additional insurance policies on the insured's life without evidence of insurability on the policy anniversaries nearest certain birthdays of the insured (the "Option Dates") or within specified time periods of qualifying life events ("Alternate Option Dates") provided
      (i) all policy premiums are paid to the applicable Option Date or Alternate Option Date, (ii) written application and evidence of insurability satisfactory to the issuer and the first premium for the new policy are received as set forth in the rider, (iii) if applicable, satisfactory evidence of the qualifying life event accompanies the application.

      Simplified Insurability Option -- This rider allows the policyowner to purchase additional policies on certain policy anniversaries ("Option Dates") provided: (i) all policy premiums are paid to the applicable Option Date, (ii) written application and evidence of insurability satisfactory to the issuer are received as set forth in the rider, and
      (iii) policy premiums are not being waived under a waiver of premium rider.

      Adjustable Renewable Term (ART) Insurance -- This rider provides term insurance for one year periods.

By adding an ART rider to a Park Avenue Life policy, a policyowner can increase the insurance coverage provided by the entire contract. Generally, term insurance is intended to fill a temporary insurance need, and permanent (whole life) insurance is intended to fill long-term insurance needs. Term insurance is generally more economical for short periods, while permanent insurance is generally more economical over longer periods. If a policyowner has a short-term need for more insurance protection, it may be in his or her interest to supplement a Park Avenue Life policy with an ART rider. When the need abates, the rider can be terminated without triggering surrender charges, which are imposed when the policy's coverage is reduced during the first 12 policy years. See Decreasing the Face Amount and Deductions and Charges.

GIAC may from time to time discontinue the availability of one or more of these riders, or make other riders available. GIAC agents can provide information about the current availablity of particular riders.


                                                                  --------------
APPENDICES                                                        PROSPECTUS 149
                                                                  --------------
                                     PART II

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

     Under Article VIII of GIAC's By-Laws, as supplemented by Section 3.2 of GIAC's Certificate of Incorporation, any past or present director or officer of GIAC (including persons who serve at GIAC's request or for its benefit as directors or officers of another corporation, or as its representative in a partnership, joint venture, trust or other enterprise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by such Covered Person in connection with any action, suit or proceeding to which such Covered Person may be a party or otherwise involved by reason of being or having been a Covered Person. However, this provision does not protect a Covered Person against any liability to either GIAC or its stockholder to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office. This provision does protect a director of GIAC against any liability to GIAC or its stockholder for monetary damages or for breach of fiduciary duty as a director of GIAC, except for liability (i) for any breach of the director's duty of loyalty to GIAC or its stockholder, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived an improper personal benefit.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                      REPRESENTATION PURSUANT TO SECTION 26

GIAC hereby presents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     Cross-reference to items required by Form N-8B-2.

     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation pursuant to Section 26 of The Investment Company Act of 1940.

     The signatures.

     Written consents of the following persons:
     Richard T. Potter, Jr., Esq.
     Charles G. Fisher, F.S.A., MAAA
     PricewaterhouseCoopers LLP

     The following exhibits:

     1.A   (1)       Resolution of the Board of Directors of The Guardian
                     Insurance & Annuity Company, Inc. establishing The
                     Guardian Separate Account K.*
           (2)       Not Applicable.
           (3)(a), (b)
           and (c)   Distribution Agreements.*
           (4)       Not Applicable.
           (5)       Specimen of the Variable Whole Life Insurance Policy with
                     Modified Scheduled Premiums.*
           (6)(a)    Certificate of Incorporation of The Guardian Insurance &
                     Annuity Company, Inc.*

                     (6)(a)(i) Certificate of Amendment of Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.***

           (6)(b)    By-laws of The Guardian Insurance & Annuity Company, Inc.*
           (7)       Not Applicable.
           (8) Amended and Restated Agreement for Services and Reimbursement Therefor between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.*
           (9)       Not Applicable.
           (10) Form of Application for the Variable Whole Life Policy with Modified Scheduled Premiums.*
           (11) Amended and Restated Memorandum on the Policy's Issuance, Transfer, and Redemption Procedures and on the method of computing cash adjustments upon exchange of the Policy.*

     2.    See Exhibit 1.A(5).
     3. (a)Opinion of Richard T. Potter, Jr., Esq.*
     3. (b)Consent of Richard T. Potter, Jr., Esq.
     4.    None.
     5.    Not Applicable.
     6.    Opinion and Consent of Charles G. Fisher, F.S.A., MAAA
     7.    Consent of PricewaterhouseCoopers LLP
     8. Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.**


        (a) Powers of Attorney for Armand M. de Palo and Dennis J. Manning***

        (b) Powers of Attorney for Joseph A. Caruso and Gary B. Lenderink


* Incorporated by reference to the Registration Statement on Form S-6 filed by the Registrant on April 30, 1998 (Registration No. 33-83412)

** Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed by the Registrant on April 21, 2000 (Registration No. 33-83412)


*** Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed by the Registrant on April 25, 2001 (Registration No. 33-83412)

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Separate Account K, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th of April, 2002.



                                  THE GUARDIAN SEPARATE ACCOUNT K
                                        (Name of Registrant)


                                  THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                               (Name of Depositor)

                                  By:    /s/ Bruce C. Long
                                     -------------------------------------
                                             Bruce C. Long
                                             EXECUTIVE VICE PRESIDENT,
                                             EQUITY PRODUCTS

     Attest:    s/ Sheri L. Kocen
            ---------------------------------
                   Sheri L. Kocen

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.




       s/ Joseph D. Sargent*          Chief Executive Officer and Director
-----------------------------------
         Joseph D. Sargent
   (Principal Executive Officer)


        s/ Frank J. Jones*            Executive Vice President, Chief Investment
-----------------------------------   Officer and Director
          Frank J. Jones
   (Principal Financial Officer)

        s/ Edward K. Kane*            Senior Vice President, General Counsel
-----------------------------------   and Director
          Edward K. Kane

         s/ Frank L. Pepe             Vice President and Controller
-----------------------------------
           Frank L. Pepe
  (Principal Accounting Officer)


         s/ Bruce C. Long             Executive Vice President, Equity Products
-----------------------------------   and Director
          Bruce C. Long


       s/ Armand M. de Palo*          Director
-----------------------------------
         Armand M. de Palo


       s/ Dennis J. Manning*          Director
-----------------------------------
         Dennis J. Manning




      s/ Joseph A. Caruso             Senior Vice President, Corporate Secretary
-----------------------------------   and Director
         Joseph A. Caruso

      s/ Gary B. Lenderink            Director
-----------------------------------
         Gary B. Lenderink

*By:     s/ Bruce C. Long                                  Date:  April 26, 2002
      ---------------------------------
            Bruce C. Long
       Executive Vice President,
       Equity Products
      Pursuant to Power of Attorney

                         The Guardian Separate Account K
                                  Exhibit Index

Exhibit Number       Description
--------------       -----------


     3.(b)           Consent of Richard T. Potter, Jr., Esq.
     6.              Opinion and Consent of Charles G. Fisher, F.S.A., MAAA
     7.              Consent of PricewaterhouseCoopers LLP
     8a.             Powers of Attorney